                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]


         Pre-Effective Amendment No.  _________        [_]
         Post-Effective Amendment No. 24               [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                   [X]

Amendment No. 25                                       [X]

                       (Check Appropriate Box or Boxes)

                            New England Zenith Fund
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

501 Boylston Street, Boston, Massachusetts                          02116
---------------------------------------------                  ----------------
 (Address of Principal Executive Offices)                         (Zip Code)

                                 (617)578-1388
--------------------------------------------------------------------------------
             (Registrant's Telephone Number, Including Area Code)

                                Thomas M. Lenz
                              501 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                                  John M. Loder
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):
[_] Immediately upon filing pursuant to paragraph (b)
[_] On (date) pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] On (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[X] On (May 1, 1999) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             New England Zenith Fund

New England Zenith Fund (the "Fund") is a mutual fund that provides a range of investment options through sixteen separate investment portfolios (the "Series"), which can be broadly classified as follows:

         Money Market Series                                            Equity Series
-------------------------------------               -------------------------------------------------------
Back Bay Advisors Money Market                      Alger Equity Growth           MFS Investors

        Fixed-income Series                         Capital Growth                MFS Research Managers
-------------------------------------
                                                    Davis Venture Value           Westpeak Growth and Income
Back Bay Advisors Bond Income
                                                    Goldman Sachs Midcap Value    Westpeak Stock Index
Salomon Brothers Strategic Bond Opportunities
                                                    Loomis Sayles Small Cap
Salomon Brothers U.S. Government


  Equity and Fixed-income Series                                   International Equity Series
-------------------------------------               -------------------------------------------------------

Back Bay Advisors Managed                           Morgan Stanley International Magnum Equity

Loomis Sayles Balanced

-----------------------------------------------------------------------------------------------------------

This Prospectus is designed to help you decide whether to invest in the Fund and which Series best match your investment objectives. The Prospectus is divided into four Sections:

         I        A brief overview of the structure of the Fund and the Series.

         II Summaries of each Series, including investment objectives and principal investment strategies and risks.

         III More detailed descriptions of each Series, including the investment process and investment risks.

         IV Other information about the Fund, including information on purchases and redemptions, portfolio valuation, securities pricing and financial highlights.


The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                   May 1, 1999

                 Section I - Overview of New England Zenith Fund


Organization
------------

The Fund is a mutual fund consisting of multiple investment portfolios, the Series. New England Investment Management, Inc. ("NEIM") is the investment manager to all the Series except Capital Growth, which is managed by Capital Growth Management ("CGM").

Investors
---------

Fund shares are offered only to separate accounts established by New England Financial and Metropolitan Life or their affiliates (the "Separate Accounts"). The Fund serves as the investment vehicle for variable life insurance, variable annuity and group annuity products of New England Financial and Metropolitan Life or their affiliates. The general public may not directly purchase Fund shares. The performance information in the Prospectus does not reflect charges associated with the Separate Accounts or variable contracts that an investor in the Fund may pay under insurance or annuity contracts.

Investment Advisory Services
----------------------------

         All Series except Capital Growth
         --------------------------------

NEIM has contracted with subadvisers to make the day-to-day investment decisions for these Series. NEIM also provides a full range of administrative and accounting services to these Series. NEIM receives a fee from the Fund for its services to each of these Series. NEIM pays the subadvisers out of this fee.

         Capital Growth
         --------------

CGM makes the day-to-day investment decisions for Capital Growth and has arranged for NEIM to provide administrative and accounting services to the Series. CGM receives a fee from the Fund for its services to Capital Growth. CGM pays NEIM out of this fee for providing administrative and accounting services to Capital Growth.


A separate account is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

Section II - Summary Information about each Series

The Summaries in this Section describe the investment objective, the principal investment strategies and the principal investment risks of each Series. In addition, each Summary contains two charts that show the performance record for that Series. The bar charts show the annual total return of a Series for the last ten years, or fewer if the Series has not been in existence that long. The tables following the bar charts compare the average annual total returns of the Series to the returns of a broad-based securities market index and to returns of a group of other similar mutual funds underlying variable insurance products.

Types of Investments
--------------------

Each Series invests in a variety of securities. Securities generally fall into two main categories: equity and fixed-income. The following pages contain summary information about the securities in which each Series invests.

         Equity Securities
         -----------------

Equity securities include common stocks, preferred stocks and other instruments related to common and preferred stocks. Generally, common and preferred stocks represent ownership interests in a corporation. Stocks often pay a dividend.

Investment advisers often characterize stocks as growth stocks or value stocks. Generally, an investment adviser considers a stock to be a growth stock if it expects the company's earnings to grow relatively rapidly. Generally, value stocks are the stocks of companies that an investment adviser believes are inexpensive relative to other stocks under current market conditions. A stock may display characteristics of both classifications. Therefore, it is possible that a stock may be characterized as a growth stock by some investment professionals and as a value stock by other investment professionals.

Stocks are also often categorized according to the market capitalization of the issuer. Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Some mutual funds invest primarily in stocks of issuers with larger capitalizations, while other mutual funds invest primarily in stocks of issuers with medium or small capitalizations.

         Fixed-income Securities
         -----------------------

Fixed-income securities represent an obligation of an issuer to repay money that it has borrowed. Generally, the issuer agrees to pay the investor interest in return for the use of the money until the maturity date, as set forth in the terms of the security. The rate of interest may be fixed or variable.

Investment Percentage Requirements and Capitalization
-----------------------------------------------------

Several of the Series have adopted policies that set minimum or maximum percentages of their assets to be allocated to certain types of investments or to certain ranges of market capitalization. These percentage requirements and capitalization ranges apply at the time an investment is made; a change in the value of an investment after it is acquired is not treated as a violation of these policies or ranges.


The annual total return of a Series consists of two components: the change in value of shares of the Series from the beginning to the end of the year, and income received by the holder of the shares of the Series during the year.

An index is an unmanaged group of securities, the performance of which is calculated without considering expenses or transaction costs. Investors can use indexes to compare the returns of mutual funds against the performance of securities of the type held by those mutual funds.

A dividend is a payment made by a company to a shareholder that typically is based on the issuer's performance. A dividend may be paid as cash or additional securities.

The maturity date is the date on which a fixed-income security "matures." This is the date on which the borrower must pay back the borrowed amount, the principal.

Back Bay Advisors Money Market Series

Investment Objective
--------------------

The investment objective of the Back Bay Advisors Money Market Series ("Money Market") is the highest possible level of current income consistent with preservation of capital.

Principal Investment Strategies
-------------------------------

Back Bay Advisors invests Money Market's assets in a managed portfolio of money market instruments.

Principal Investment Risks
--------------------------

An investment in Money Market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market seeks to preserve the value of your investment at $100.00 per share, it is possible to lose money by investing in Money Market.

Factors that could harm the investment performance of Money Market include:

 .   A general decline in fixed-income security markets.

 .   Poor performance of individual fixed-income securities held by Money Market.


A money market fund is a type of mutual fund that only invests in certain types of high quality securities with short maturities. These securities are sometimes referred to as money market instruments. Please see Section III for more information on money market instruments.


Investment Performance Record

Annual total return for each calendar year of Money Market's existence.

                           [BAR CHART APPEARS HERE]

                       YEAR                 TOTAL RETURN
                       ----                 ------------
                       1989                     9.2%
                       1990                     8.2%
                       1991                     6.2%
                       1992                     3.8%
                       1993                     3.0%
                       1994                     4.0%
                       1995                     5.6%
                       1996                     5.1%
                       1997                     5.3%
                       1998                     5.3%

During the period shown above, the highest quarterly return was 2.4% for the second quarter of 1989, and the lowest quarterly return was 0.7% for the second quarter of 1993. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31
--------------------------------------------------------------------------------
                       Past One Year        Past Five Years       Past Ten Years
--------------------------------------------------------------------------------
Money Market                5.3%                  5.1%                 5.6%
--------------------------------------------------------------------------------
91 day T-Bill Rate          4.8%                  4.9%                 5.2%
--------------------------------------------------------------------------------

Back Bay Advisors Bond Income Series

Investment Objective
--------------------

The investment objective of the Back Bay Advisors Bond Income Series ("Bond Income") is a high level of current income consistent with protection of capital.

Principal Investment Strategies
-------------------------------

Back Bay Advisors, Inc., Bond Income's subadviser, invests Bond Income's assets primarily in fixed-income securities. Back Bay Advisors will invest at least 80% of Bond Income's assets in investment grade securities, and may invest up to 10% of Bond Income's assets in obligations of foreign issuers.

Principal Investment Risks
--------------------------

Investing in Bond Income involves risks. Bond Income may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Bond Income include:

 .    A general decline in U.S. or foreign fixed-income security markets.

 .    Poor performance of individual fixed-income securities held by Bond Income.

 .    The risks associated with investments in foreign securities, which are discussed more fully in Section III.


Investment grade: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as high yield debt. High yield debt is typically riskier than investment grade securities.



Investment Performance Record
-----------------------------

Annual total return for each calendar year of Bond Income's existence:

                           [BAR CHART APPEARS HERE]

                       YEAR                 TOTAL RETURN
                       ----                 ------------
                       1984                     12.6%
                       1985                     16.7%
                       1986                     15.8%
                       1987                      1.4%
                       1988                      8.4%
                       1989                     12.3%
                       1990                      8.1%
                       1991                     18.0%
                       1992                      8.2%
                       1993                     12.6%
                       1994                     -3.4%
                       1995                     21.2%
                       1996                      4.6%
                       1997                     10.6%
                       1998                      9.0%

During the period shown above, the highest quarterly return was 7.7% for the second quarter of 1995 and the lowest quarterly return was -3.1%% for the first quarter of 1994. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31:

--------------------------------------------------------------------------------------------------
                                             Past One Year     Past Five Years      Past Ten Years
--------------------------------------------------------------------------------------------------
Bond Income                                       9.0%               8.2%                10.0%
--------------------------------------------------------------------------------------------------
Lehman Intermediate Gov't/Corporate Bond          8.4%               6.6%                 8.5%
Index
--------------------------------------------------------------------------------------------------
A-rated Corporate Bond Funds
--------------------------------------------------------------------------------------------------


Salomon Brothers Strategic Bond Opportunities Series
----------------------------------------------------

Investment Objective
--------------------

The investment objective of the Salomon Brothers Strategic Bond Opportunities Series ("Strategic Bond") is a high level of total return consistent with preservation of capital.

Principal Investment Strategies
-------------------------------

Salomon Brothers Asset Management Inc ("SBAM"), Strategic Bond's subadviser, invests substantially all of Strategic Bond's assets in three classes of fixed-income securities: (1) domestic investment grade securities (including U.S. Government obligations), (2) domestic and foreign high yield debt, and (3) foreign government securities.

Investment grade: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as high yield debt. High yield debt is typically riskier than investment grade securities.

Principal Investment Risks
--------------------------

Investing in Strategic Bond involves risks. Strategic Bond may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Strategic Bond include:



 .    A general decline in U.S. or foreign fixed-income security markets.

 .    Poor performance of the classes of fixed-income securities held by
     Strategic Bond.

 .    Poor performance of individual fixed-income securities held by Strategic
     Bond.

 .    The risks associated with investments in foreign securities, which are discussed more fully in Section III.



Investment Performance Record
-----------------------------

Annual total return for each calendar year of Strategic Bond's existence.

                           [BAR CHART APPEARS HERE]

                       YEAR                    TOTAL RETURN
                       ----                    ------------
                       1995                        19.4%
                       1996                        14.4%
                       1997                        11.1%
                       1998                         2.0%

During the period shown above, the highest quarterly return was 9.8% for the second quarter of 1995, and the lowest quarterly return was -2.4% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Return for periods ending December 31
--------------------------------------------------------------------------------
                                  Past One Year        Life of the Series
--------------------------------------------------------------------------------
Strategic Bond                         2.0%                   10.7%
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index            8.7%                    9.8%
--------------------------------------------------------------------------------
General Bond Funds                                     Data only available for
                                                       full one-year
                                                       periods
--------------------------------------------------------------------------------

Salomon Brothers U.S. Government Series

Investment Objective
--------------------

The investment objective of the Salomon Brothers U.S. Government Series (the "U. S. Government Series") is a high level of current income consistent with preservation of capital and maintenance of liquidity.

Principal Investment Strategies
-------------------------------

Salomon Brothers Asset Management Inc ("SBAM"), subadviser to the U.S. Government Series, generally invests at least 80% of the assets of the U.S. Government Series in fixed-income securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities ("U.S. Government Securities") or in derivatives relating to such securities. The U.S. Government Series may also invest up to 20% of its assets in investment grade fixed-income securities that are not U.S. Government Securities.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

Investment grade: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Principal Investment Risks
--------------------------

Investing in the U.S. Government Series involves risks. The U.S. Government Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the U.S. Government Series include:

 .    A general decline in fixed-income security markets.

 .    Poor performance of the types of fixed-income securities in which U.S.
     Government invests relative to other fixed-income securities.

 .    Poor performance of individual fixed-income securities held by the U.S.
     Government Series.

Investment Performance Record
-----------------------------

Annual total return for each calendar year of the existence of the U.S. Government Series.

                           [BAR CHART APPEARS HERE]

                        YEAR                TOTAL RETURN
                        ----                ------------
                        1995                    15.0%
                        1996                     3.3%
                        1997                     8.6%
                        1998                     7.5%

During the period shown above, the highest quarterly return was 5.5% for the second quarter of 1995, and the lowest quarterly return was -1.5% for the first quarter of 1996. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31
--------------------------------------------------------------------------------
                                            Past One Year    Life of the Series
--------------------------------------------------------------------------------
U.S. Government Series                           7.5%                8.3%
--------------------------------------------------------------------------------
Lehman Intermediate Gov't Bond Index             8.5%                8.2%
--------------------------------------------------------------------------------
Lipper U.S. Mortgage and GNMA Funds                          Data only
                                                             available for full
                                                             one-year periods
--------------------------------------------------------------------------------

Back Bay Advisors Managed Series

Investment Objective
--------------------

The investment objective of the Back Bay Advisors Managed Series (the "Managed Series") is a favorable total return through investment in a diversified portfolio.

Principal Investment Strategies
-------------------------------

Back Bay Advisors, Inc., subadviser to the Managed Series, invests the assets of the Managed Series in a portfolio of common stocks and fixed-income securities. Back Bay Advisors will generally invest more of the assets of Managed Series in common stocks than in fixed-income securities. The Managed Series will generally invest in the stocks included in the S&P 500 Index and may invest in investment grade fixed-income securities, high yield debt and fixed-income securities of foreign issuers, including non-dollar denominated securities.

Investment grade: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as high yield debt. High yield debt is typically riskier than investment grade securities.

Principal Investment Risks
--------------------------

Investing in the Managed Series involves risks. The Managed Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Managed Series include:

 .    A general decline in the stocks included in the S&P 500 Index or U.S. or foreign fixed-income security markets.

 .    Poor performance of individual equity securities or fixed-income securities held by the Managed Series.

 .    Poor performance of equity securities relative to fixed-income securities when Back Bay Advisors emphasizes investment in equity securities, or poor performance of fixed-income securities relative to equity securities when Back Bay Advisors emphasizes investment in fixed-income securities.

 .    The risks associated with investments in foreign securities, which are discussed more fully in Section III.


Investment Performance Record
-----------------------------

Annual total return for each calendar year of the existence of the Managed
Series:

                           [BAR CHART APPEARS HERE]
Year   Total Return

1988      9.5%
1989     19.1%
1990      3.2%
1991     20.2%
1992      6.7%
1993     10.6%
1994     -1.1%
1995     31.3%
1996     15.3%
1997     26.6%
1998     19.7%

During the period shown above, the highest quarterly return was 14.9% for the fourth quarter of 1998, and the lowest quarterly return was -7.4% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31:

----------------------------------------------------------------------------------------
                                       Past One Year    Past Five Years   Past Ten Years
----------------------------------------------------------------------------------------
Managed Series                              19.7%            17.7%              14.7%
----------------------------------------------------------------------------------------
S&P 500 Index                               28.8%            24.1%              19.2%
----------------------------------------------------------------------------------------
Lehman Gov't/ Corporate Index                9.5%             7.3%               9.3%
----------------------------------------------------------------------------------------
Lipper Flexible Portfolio Funds
----------------------------------------------------------------------------------------

Loomis Sayles Balanced Series

Investment Objective
--------------------

The investment objective of the Loomis Sayles Balanced Series (the "Balanced Series") is reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

Principal Investment Strategies
-------------------------------

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), subadviser to the Balanced Series, invests the assets of the Balanced Series in a mix of equity and fixed-income securities. The Balanced Series invests at least 25% of its assets in fixed-income securities. Loomis Sayles has the flexibility to invest the remaining 75% of the assets of the Balanced Series in either equity or fixed-income securities, depending on its economic and investment outlook, although under normal market conditions more than 50% of the total assets of the Balanced Series will be invested in stocks that Loomis Sayles regards as value stocks.

Principal Investment Risks
--------------------------

Investing in the Balanced Series involves risks. The Balanced Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Balanced Series include:

 .    A general decline in stock markets or fixed-income markets.

 .    Poor performance of individual stocks or fixed-income securities held by
     Balanced.

 .    Potentially rapid price changes (volatility) of equity securities.

 .    Poor performance of equity securities relative to fixed-income securities when Loomis Sayles emphasizes investment in equity securities, or poor performance of fixed-income securities relative to equity securities when Loomis Sayles is relatively heavily invested in fixed-income securities.

Investment Performance Record
-----------------------------

Annual total return for each calendar year of Balanced's existence.

                           [BAR CHART APPEARS HERE]

Year   Total Return
----   ------------

1995     24.8%
1996     16.9%
1997     16.2%
1998      9.1%

During the period shown above, the highest quarterly return was 9.7% for the fourth quarter of 1998, and the lowest quarterly return was -6.4% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31

------------------------------------------------------------------------------------
                               Past One Year   Life of the Series
------------------------------------------------------------------------------------
Balanced Series                     9.1%              15.9%
------------------------------------------------------------------------------------
S&P 500 Index                      28.8%              28.4%
------------------------------------------------------------------------------------
Lehman Gov't/Corporate Index        9.5%               9.9%
------------------------------------------------------------------------------------
Lipper Balanced Funds                          Data only available for full one-year
                                               periods
------------------------------------------------------------------------------------

Alger Equity Growth Series

Investment Objective
--------------------

The investment objective of the Alger Equity Growth Series ("Equity Growth") is long-term capital appreciation.

Principal Investment Strategies
-------------------------------

Fred Alger Management, Inc. ("Alger"), Equity Growth's investment subadviser, invests Equity Growth's assets primarily in growth stocks. Alger will ordinarily invest at least 65% of Equity Growth's total assets in equity securities of issuers with market capitalization of $1 billion or greater.

Principal Investment Risks
--------------------------

Investing in Equity Growth involves risks. Equity Growth may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Equity Growth include:

 .    A general decline in U.S. stock markets.

 .    Poor performance of individual stocks held by Equity Growth.

 .    Potentially rapid price changes (volatility) of equity securities.


Investment Performance Record
-----------------------------

Annual total return for each calendar year of Equity Growth's existence.

                           [BAR CHART APPEARS HERE]

Year     Total Return
----     ------------

1995        48.8%
1996        13.2%
1997        25.6%
1998        47.8%

During the period shown above, the highest quarterly return was 26.1% for the fourth quarter of 1998, and the lowest quarterly return was -7.1% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31

--------------------------------------------------------------------------------
                                   Past One Year            Life of Series
--------------------------------------------------------------------------------
Equity Growth                          47.8%                     30.1%
--------------------------------------------------------------------------------
S&P 500 Index                          28.8%                     28.4%
--------------------------------------------------------------------------------
Lipper Growth Funds                                         Data only available
                                                            for full one-year
                                                            periods
--------------------------------------------------------------------------------

Capital Growth Series

Investment Objective
--------------------

The investment objective of the Capital Growth Series ("Capital Growth") is the long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

Principal Investment Strategies
-------------------------------

CGM, Capital Growth's investment adviser, invests Capital Growth's assets primarily in common stock of large capitalization companies whose earnings CGM expects will grow at a faster rate than the United States economy. When market conditions warrant, however, CGM may select stocks on the basis of overall economic factors such as the general economic outlook, the level and direction of interest rates and the potential impact of inflation. Capital Growth invests primarily in equity securities of U.S. companies but may also invest in equity securities of foreign issuers. Over time, Capital Growth has held larger positions in a smaller number of issuers than many other mutual funds. CGM does not consider income as a significant factor when selecting investments for Capital Growth.

Principal Investment Risks
--------------------------

Investing in Capital Growth involves risks. Capital Growth may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Capital Growth include:

 .    A general decline in U.S. or world stock markets.

 .    Poor performance of individual stocks held by Capital Growth.

 .    Potentially rapid price changes (volatility) of equity securities.


Investment Performance Record
-----------------------------

Annual total return for each calendar year of Capital Growth's existence.

                           [BAR CHART APPEARS HERE]

Year         Total Return

1984            -0.6%
1985            68.1%
1986            95.2%
1987            52.7%
1988            -8.8%
1989            30.8%
1990            -3.5%
1991            54.0%
1992            -6.1%
1993             5.0%
1994            -7.1%
1995            38.0%
1996            21.1%
1997            23.5%
1998            34.1%

During the period shown above, the highest quarterly return was 28.5% for the fourth quarter of 1998, and the lowest quarterly return was -24.5% for the third quarter of 1990. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31
--------------------------------------------------------------------------------
                           Past One Year    Past Five Years    Past Ten Years
--------------------------------------------------------------------------------
Capital Growth                  34.1%            20.8%              18.4%
--------------------------------------------------------------------------------
S&P 500 Index                   28.8%            24.1%              19.2%
--------------------------------------------------------------------------------
Lipper Growth Funds
--------------------------------------------------------------------------------

Davis Venture Value Series

Investment Objective
--------------------

The investment objective of the Davis Venture Value Series ("Venture Value") is growth of capital.

Principal Investment Strategies
-------------------------------

Davis Selected Advisers, L.P. ("Davis Selected"), Venture Value's subadviser, invests Venture Value's assets primarily in U.S. common stocks of issuers that have a market capitalization of at least $5 billion and that it believes are of high-quality growth companies at attractive prices. Davis Selected generally selects stocks with the intention of holding them for the long term. Davis Selected believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained.

Principal Investment Risks
--------------------------

Investing in Venture Value involves risks. Venture Value may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Venture Value include:

 .    A general decline in the U.S. stock market.

 .    Poor performance of individual stocks held by Venture Value.

 .    Potentially rapid price changes (volatility) of equity securities.


Investment Performance Record
-----------------------------

Annual total return for each calendar year of Venture Value's existence.

                           [BAR CHART APPEARS HERE]

Year          Total Return

1995             39.3%
1996             25.8%
1997             33.5%
1998             14.4%

During the period shown above, the highest quarterly return was 21.2% for the fourth quarter of 1998, and the lowest quarterly return was -14.5% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31
--------------------------------------------------------------------------------
                             Past One Year                  Life of Series
--------------------------------------------------------------------------------
Venture Value                    14.4%                           25.6%
--------------------------------------------------------------------------------
S&P 500 Index                    28.8%                           28.4%
--------------------------------------------------------------------------------
Lipper Growth Funds                                      Data only available for
                                                         full one-year periods
--------------------------------------------------------------------------------

Goldman Sachs Midcap Value Series

Investment Objective
--------------------

The investment objective of the Goldman Sachs Midcap Value Series ("Midcap Value") is long-term capital appreciation.

Principal Investment Strategies
-------------------------------

Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co., invests, under normal circumstances, most of Midcap Value's assets in equity securities and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index. This range varies over time, and as of December 31, 1998 was between $1 billion and $10 billion. GSAM may invest up to 25% of Midcap Value's total assets in foreign securities (including 15% in securities issued in emerging markets) and 35% of its total assets in fixed-income securities, including up to 10% of its total assets in high yield debt. Midcap Value does not focus on dividend income.

Investment grade: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as high yield debt. High yield debt is typically riskier than investment grade securities.

Principal Investment Risks
--------------------------

Investing in Midcap Value involves risks. Midcap Value may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Midcap Value include:

 .    A general decline in world stock markets or fixed-income securities markets.

 .    Poor performance of individual stocks or fixed-income securities held by
     Midcap Value.

 .    Potentially rapid price changes (volatility) of equity securities.

 .    The risks associated with investments in foreign securities, which are discussed more fully in Section III.

Investment Performance Record
-----------------------------

On May 1, 1998, GSAM succeeded Loomis Sayles as subadviser to Midcap Value. The performance information set forth below relates to the life of the Series and therefore, reflects the management of both GSAM and Loomis Sayles.

Annual total return for each calendar year of Midcap Value's existence.

                           [BAR CHART APPEARS HERE]

Year            Total Return
----            ------------
1994               -0.3%
1995               30.4%
1996               17.6%
1997               17.4%
1998               -5.5%

During the period shown above, the highest quarterly return was 16.4% for the second quarter of 1997, and the lowest quarterly return was -19.8% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31

--------------------------------------------------------------------------------
                       Past One Year   Past Five Years  Life of the Series
--------------------------------------------------------------------------------
Midcap Value               -5.5%            11.1%               12.5%
--------------------------------------------------------------------------------
Russell Midcap Index       10.1%            17.3%               17.4%
--------------------------------------------------------------------------------
Lipper Mid Cap Funds                                    Data only available for
                                                        full one-year
                                                        periods
--------------------------------------------------------------------------------

Loomis Sayles Small Cap Series

Investment Objective
--------------------

The investment objective of the Loomis Sayles Small Cap Series ("Small Cap") is long-term capital growth from investments in common stocks or their equivalents.

Principal Investment Strategies
-------------------------------

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Small Cap's subadviser, under normal market conditions, will invest at least 65% of Small Cap's total assets in equity securities of companies with market capitalizations that fall within the capitalization range of those companies constituting the Russell 2000 Index. Small Cap invests in both value and growth stocks.

Principal Investment Risks
--------------------------

Investing in Small Cap involves risks. Small Cap may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Small Cap include:

 .    A general decline in the U.S. stock market.

 .    Poor performance of individual stocks held by Small Cap.

 .    Potentially rapid price changes (volatility) of equity securities.

 .    Poor performance of small capitalization issuers relative to the performance of issuers with larger capitalizations.

Investment Performance Record
-----------------------------

Annual total return for each calendar year of Small Cap's existence.

                           [BAR CHART APPEARS HERE]

Year            Total Return
----            ------------
1995               28.9%
1996               30.7%
1997               24.9%
1998               -1.7%

During the period shown above, the highest quarterly return was 17.4% for the fourth quarter of 1998, and the lowest quarterly return was -18.5% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31

--------------------------------------------------------------------------------
                             Past One Year        Life of the Series
--------------------------------------------------------------------------------
Small Cap                        -1.7%                   16.0%
--------------------------------------------------------------------------------
Russell 2000 Index               -2.6%                   19.5%
--------------------------------------------------------------------------------
Lipper Small Cap Funds                            Data only available for full
                                                  one-year periods
--------------------------------------------------------------------------------

MFS Investors Series

Investment Objective
--------------------

The investment objective of the MFS Investors Series (the "Investors Series") is reasonable current income and long-term growth of capital and income.

Principal Investment Strategies
-------------------------------

Massachusetts Financial Services Company ("MFS"), subadviser to the Investors Series, ordinarily invests at least 65% of the total assets of the Investors Series in equity securities. Although the Series may invest in companies of any size, the Series focuses on companies with large market capitalizations (greater than $5 billion) that MFS believes has sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. MFS may also invest a substantial portion of the assets of the Investors Series in foreign securities.

Principal Investment Risks
--------------------------

Investing in the Investors Series involves risks. The Investors Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Investors Series include:

 .    A general decline in stock markets.

 .    Poor performance of individual equity securities held by the Investors
     Series.

 .    Potentially rapid price changes (volatility) of equity securities.

 .    The risks associated with investments in foreign securities, which are discussed more fully in Section III.

Investment Performance Record
-----------------------------

The Investors Series does not yet have an investment performance record.

MFS Research Managers Series

Investment Objective
--------------------

The investment objective of the MFS Research Managers Series (the "Research Managers Series") is long-term growth of capital.

Principal Investment Strategies
-------------------------------

Massachusetts Financial Services Company ("MFS"), subadviser to the Research Managers Series, invests at least 80% of the total assets of the Research Managers Series in equity securities. The Series invests primarily in companies that MFS believes possess better than average prospects for long-term growth and attractive valuations. MFS may also invest up to 20% of the net assets of the Series in foreign securities.

Investment grade: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as investment grade.

Fixed-income securities that are below investment grade quality are referred to as high yield debt. High yield debt is typically riskier than investment grade securities.

Principal Investment Risks
--------------------------

Investing in the Research Managers Series involves risks. The Research Managers Series may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Research Managers Series include:

 .    A general decline in stock markets.

 .    Poor performance of individual equity securities held by the Research
     Managers Series.

 .    Potentially rapid price changes (volatility) of equity securities.

 .    The risks associated with investments in foreign securities, which are discussed more fully in Section III.

Investment Performance Record
-----------------------------

The Research Managers Series does not yet have an investment performance record.

Westpeak Growth and Income Series

         Investment Objective
         --------------------

The investment objective of the Westpeak Growth and Income Series ("Growth and Income") is long-term total return through investment in equity securities.

         Principal Investment Strategies
         -------------------------------

Westpeak Investment Advisors, L.P., Growth and Income's subadviser, is not limited to either the growth or value style of investing. Westpeak sometimes invests more of Growth and Income's assets in value stocks, and sometimes invests more heavily in growth stocks. Growth and Income invests primarily in stocks of large capitalization U.S. companies, such as those included in the S&P 500 Index, but it may also invest in securities of smaller companies, such as those included in the Russell 1000 Index. Westpeak emphasizes individual stock selection rather than targeting particular industries or sectors which it believes may outperform other sectors.

         Principal Investment Risks
         --------------------------

Investing in Growth and Income involves risks. Growth and Income may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Growth and Income include:

 .    A general decline in the stock market.

 .    Poor performance of individual stocks held by Growth and Income.

 .    Potentially rapid price changes (volatility) of equity securities.

 .    Poor performance of growth stocks relative to value stocks when Westpeak emphasizes investment in growth stocks, or poor performance of value stocks relative to growth stocks when Westpeak emphasizes investment in value stocks.

Investment Performance Record
-----------------------------

Annual total return for each calendar year of Growth and Income's existence:

                           [BAR CHART APPEARS HERE]

Year            Total Return
----            ------------
1994               -1.2%
1995               36.5%
1996               18.1%
1997               33.5%
1998               24.4%

During the period shown above, the highest quarterly return was 19.5% for the fourth quarter of 1998, and the lowest quarterly return was -12.5% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31:

--------------------------------------------------------------------------------
                              Past One Year Past Five Years Life of the Series
--------------------------------------------------------------------------------
Growth & Income                   24.4%           21.5%           21.5%
--------------------------------------------------------------------------------
S&P 500 Index                     28.8%           24.1%           22.6%
--------------------------------------------------------------------------------
Lipper Growth & Income Funds                                 Data only available
                                                             for full one-year
                                                             periods
--------------------------------------------------------------------------------

Westpeak Stock Index Series

Investment Objective
--------------------

The investment objective of the Westpeak Stock Index Series ("Stock Index") is investment results that correspond to the composite price and yield performance of United States publicly traded common stocks.

Principal Investment Strategies
-------------------------------

Westpeak, subadviser to Stock Index, attempts to duplicate the composite price and yield performance of the S&P 500 Index.

Westpeak will ordinarily invest Stock Index's assets in all of the 500 stocks included in the S&P 500 Index. Each month, Westpeak purchases and sells stocks as necessary to duplicate the proportions of stocks included in the S&P 500 Index.

Principal Investment Risks
--------------------------

Investing in Stock Index involves risks. Stock Index may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of Stock Index include:

 .    A general decline in the value of stocks included in the S&P 500 Index.

 .    Potentially rapid price changes (volatility) of equity securities.

Investment Performance Record
-----------------------------

After Stock Index pays expenses and fees, the performance of Stock Index may not exactly track the performance of the S&P 500 Index.

Annual total return for each calendar year of Stock Index's existence:

                           [BAR CHART APPEARS HERE]

Year         Total Return
----         ------------
1988            16.3%
1989            30.2%
1990            -4.1%
1991            30.4%
1992             7.3%
1993             9.7%
1994             1.1%
1995            36.9%
1996            22.5%
1997            32.5%
1998            27.9%

During the period shown above, the highest quarterly return was 21.1% for the fourth quarter of 1998, and the lowest quarterly return was -13.7% for the third quarter of 1990. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31
--------------------------------------------------------------------------------
                             Past One Year    Past Five Years   Past Ten Years
--------------------------------------------------------------------------------
Stock Index                      27.9%              23.5%            18.6%
--------------------------------------------------------------------------------
S&P 500 Index                    28.8%              24.1%            19.2%
--------------------------------------------------------------------------------
Lipper S&P 500 Funds
--------------------------------------------------------------------------------

Morgan Stanley International Magnum Equity Series

Investment Objective
--------------------

The investment objective of the Morgan Stanley International Magnum Equity Series ("International Equity") is long-term capital appreciation through investment primarily in international equity securities.

Principal Investment Strategies
-------------------------------

Morgan Stanley Asset Management Inc. ("MSAM") is International Equity's subadviser. On December 1, 1998, MSAM changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances (including as subadviser to International Equity) using the name Morgan Stanley Asset Management. MSAM invests International Equity's assets in a diversified portfolio of stocks of non-U.S. issuers domiciled in EAFE countries. MSAM seeks to achieve superior long-term returns by creating a diversified portfolio of stocks that MSAM believes are undervalued. To achieve this goal, MSAM implements a combination of strategic geographic asset allocation and fundamental, value-oriented stock selection implemented by regional experts around the globe.

EAFE countries are countries included in the Morgan Stanley Capital International EAFE Index. This index consists of companies headquartered in approximately 20 countries, including Australia, New Zealand, many nations in Western Europe and the more developed nations of Asia, such as Japan, Hong Kong and Singapore.

Principal Investment Risks
--------------------------

Investing in International Equity involves risks. International Equity may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of International Equity include:

 .    A general decline in world stock markets.

 .    Poor performance of the stock markets in which International Equity invests relative to the performance of other stock markets.

 .    Poor performance of individual stocks held by International Equity.

 .    Potentially rapid price changes (volatility) of equity securities.

 .    The risks associated with investments in foreign securities, which are discussed more fully in Section III.

Investment Performance Record
-----------------------------
Annual total return for each calendar year of International Equity's existence.

                           [BAR CHART APPEARS HERE]

Year           Total Return

1995              6.0%
1996              6.9%
1997             -1.3%
1998              7.3%

During the period shown above, the highest quarterly return was 14.8% for the first quarter of 1998, and the lowest quarterly return was -17.1% for the third quarter of 1998. Past performance of a Series does not necessarily indicate how that Series will perform in the future.

Average Annual Total Returns for periods ending December 31

-------------------------------------------------------------------------------------------------
                                                    Past One Year    Life of the Series
-------------------------------------------------------------------------------------------------
International Equity                                     7.3%               5.1%
-------------------------------------------------------------------------------------------------
Morgan Stanley International Capital (MSCI)             19.9%               8.0%
EAFE Index
-------------------------------------------------------------------------------------------------
Lipper International Funds                                           Data only available for full
                                                                     one-year periods
-------------------------------------------------------------------------------------------------

             Section III - Additional Information about each Series


This Section contains additional information that may help you decide whether and how much to invest in each Series. This Section discusses the principal strategies and risks of investing in each Series. However, each Series may invest in securities and engage in certain investment practices not discussed below or in the Summary. For more information about these securities, strategies and related risks, please see "Investment Risks" in the Fund's Statement of Additional Information (the "SAI"). Please call the toll free number listed on the back cover of the Prospectus to receive a free copy of the SAI.

Temporary Defensive Positions
-----------------------------

Each Series other than Money Market and Stock Index may, for temporary defensive purposes, hold all or a substantial portion of its assets in cash or fixed-income investments. The types of securities in which a Series may invest include U.S. Government securities, investment grade fixed-income securities, money market instruments and repurchase agreements. No estimate can be made as to when or for how long a Series may employ a defensive strategy. Although a defensive strategy may help insulate a Series from a downturn in securities markets, it could prevent the Series from capturing the gains it would otherwise achieve if the Series did not employ a defensive strategy.

Portfolio Turnover
------------------

Each Series may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Series may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Restrictions
-----------------------

Each Series is restricted as to the types of investments it may make. These restrictions are described in detail in the SAI. Some investment restrictions are "fundamental," which means that the Fund's Trustees may only change them after obtaining shareholder approval. The investment objective of each Series may be changed without shareholder approval, except for the investment objectives of the following Series: Small Cap, Bond Income, Capital Growth, Growth and Income, Managed, Money Market and Stock Index.


Repurchase agreements are agreements under which a Series purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Series at a later date. Repurchase agreements allow a Series to earn a return on available cash at relatively low credit risk.

Back Bay Advisors Money Market Series

Principal Investment Strategies
-------------------------------

Back Bay Advisors invests Money Market's assets in a managed portfolio of money market instruments.

     Investment selection
     --------------------

Money market instruments are short term fixed-income investments that include the following:

     . Obligations backed by the full faith and credit of the Unites States Government, and other obligations issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities.

     . Commercial paper and other corporate debt obligations rated in the highest rating category by S&P or Moody's (or, if unrated, of comparable quality).

     .   Repurchase agreements.

     . Obligations of banks or savings and loan associations with net assets of more than $100 million.

Principal Investment Risks
--------------------------

     Fixed-income Securities
     -----------------------

Because of the short maturity and high credit quality of money market instruments, the risks associated with these instruments is generally lower than the risks associated with other fixed-income securities.

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both credit risk and market risk. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Portfolio Management
--------------------

At December 31, 1998, Back Bay Advisors managed approximately $9.5 billion in assets. In addition to Series of the Fund, Back Bay Advisors advises 10 mutual funds and several institutional accounts. Back Bay Advisors is located at 399 Boylston Street, Boston, Massachusetts 02116.

Money Market paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.


Repurchase agreements are agreements under which a Series purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Series at a later date. Repurchase agreements allow a Series to earn a return on available cash at relatively low credit risk.

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Back Bay Advisors Bond Income Series

Principal Investment Strategies
-------------------------------

Back Bay Advisors invests Bond Income's assets primarily in fixed-income securities. Back Bay Advisors will invest at least 80% of Bond Income's assets in investment grade securities, and may invest up to 10% of Bond Income's assets in obligations of foreign issuers.

     Investment Selection
     --------------------

Back Bay Advisors evaluates potential investments for Bond Income in several steps.

Back Bay Advisors first allocates the assets of Bond Income that are available for investment among three principal areas: corporate securities, mortgage-backed securities and U.S. Treasury securities. Back Bay Advisors makes this allocation based on its analysis of current and future interest rate trends and market indicators. Once Back Bay Advisors makes this allocation, it searches for investment opportunities in each area.

When evaluating domestic and foreign corporate fixed-income securities, Back Bay Advisors first considers the relative attractiveness of corporate securities in four different sectors: industrial, financial, utilities, and Yankee. Back Bay Advisors allocates assets among the four sectors based on its evaluation of the relative merits of each sector and its market outlook. Back Bay Advisors next analyzes the credit quality of specific issuers and the market prices of securities of those issuers.

When evaluating mortgage-backed securities, Back Bay Advisors reviews the creditworthiness and likelihood of prepayment on the mortgages underlying those securities.

When evaluating U.S. Treasury securities, Back Bay Advisors considers the difference between the interest rates on U.S. Treasury securities of various maturities and the interest rates on other fixed-income securities.

Back Bay Advisors generally attempts to maintain a duration for the Bond Income portfolio that is within 1 1/2 years of the duration of the Lehman Aggregate Bond Index.

Principal Investment Risks
--------------------------

     Fixed-income Securities
     -----------------------

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both credit risk and market risk. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder might receive less from the issuer than it paid for the security.


The Yankee sector consists of senior debt issued by non-U.S. companies in U.S. dollars.

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is called a premium.

     High yield debt
     ---------------

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, competition in their markets or a high degree of leverage. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

     Foreign Securities
     ------------------

In addition to the risks associated with equity securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may
-------------------------------------
harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and
---------------------------
foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in
--------------
foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. Back Bay Advisors may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Back Bay Advisors cannot assure that these techniques will be effective.

     Forward Contracts and Futures
     -----------------------------

The Series may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts.

Forward contracts. By entering into a forward contract, Bond Income is giving up
------------------
the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the
------------------
price of the security or index on which the contract is based, Bond Income could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market


Leverage is a measure of how much a company has borrowed in relation to its shareholders' equity.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date or an obligation to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

conditions. If this happens, Bond Income might not be able to close out futures transactions without incurring substantial losses.

Portfolio Management
--------------------

At December 31, 1998, Back Bay Advisors managed approximately $9.5 billion in assets. In addition to Series of the Fund, Back Bay Advisors manages 10 mutual funds and several institutional accounts. Back Bay Advisors is located at 399 Boylston Street, Boston, Massachusetts 02116.

Catherine L. Bunting is primarily responsible for the day-to-day management of Bond Income. Ms. Bunting is a Senior Vice President of Back Bay Advisors and has served as Bond Income's portfolio manager since January 1989.

Bond Income paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Salomon Brothers Strategic Bond Opportunities Series


Principal Investment Strategies
-------------------------------

Salomon Brothers Asset Management Inc ("SBAM"), Strategic Bond's subadviser, invests substantially all of Strategic Bond's assets in three classes of fixed-income securities: (1) domestic investment grade securities (including U.S. Government obligations), (2) domestic and foreign high yield debt, and (3) foreign government securities.

Investment Selection
--------------------

SBAM determines how to invest Strategic Bond assets in several steps:

SBAM has an investment committee consisting of senior portfolio managers which analyzes current interest rate trends and their impact on potential economic scenarios. This committee meets every month to revise its estimate of interest rate and general market trends. Based on this analysis, Strategic Bond's portfolio managers allocate assets among the various classes of securities in which the Series invests. Once this allocation is set, SBAM focuses on specific investment opportunities within those areas.

SBAM considers many factors when selecting individual fixed-income securities, including the interest rate of the security, the interval at which the interest rate adjusts, the date of maturity of the security and the creditworthiness of the issuer. SBAM also considers Strategic Bond's likely need for liquidity, which can be influenced by redemptions (and opportunities for purchases of other securities), and the duration of the portfolio, which typically averages approximately 4.5 years.

Principal Investment Risks
--------------------------

Fixed-income Securities
-----------------------

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both credit risk and market risk. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

     Foreign Securities
     ------------------

In addition to the risks associated with fixed-income securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may
-------------------------------------
harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.


Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of higher interest rate. This additional payment is a premium.

Regional and National Risk. News and events unique to particular regions and
---------------------------
foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in
--------------
foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. SBAM may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, SBAM cannot assure that these techniques will be effective.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date or an obligation to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

     Forward Contracts and Futures
     -----------------------------

The Series may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts.

Forward contracts. By entering into a forward contract, Strategic Bond is giving
------------------
up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the
------------------
price of the security or index on which the contract is based, Strategic Bond could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, Strategic Bond might not be able to close out futures transactions without incurring substantial losses.

     Emerging Markets
     ----------------

Strategic Bond may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

     High Yield Debt
     ---------------

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development, distribution or competition in their markets or a high degree of leverage. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Leverage is a measure of how much a company has borrowed in relation to its shareholders' equity.

 High Yield, High Risk Foreign Securities
 ----------------------------------------

SBAM may invest up to 100% of Strategic Bond's total assets in high yield, high risk foreign securities. High yield, high risk foreign securities are typically issued by emerging countries, and will therefore be subject to emerging market risks in addition to risks of foreign securities described above. Other risks may include high interest rates and under collateralization.

Portfolio Management
--------------------

At December 31, 1998, SBAM managed approximately $29 billion in assets. SBAM is located at 7 World Trade Center, New York, New York 10048.

Roger Lavan is primarily responsible for the day-to-day management of the investment grade portion of Strategic Bond's portfolio. Mr. Lavan joined SBAM as the Director and Portfolio Manager in 1990 and served as a co-portfolio manager of Strategic Bond from its inception until 1997.

Peter Wilby is primarily responsible for the day-to-day management of the high yield and foreign sovereign securities portion of Strategic Bond's portfolio. Mr. Wilby joined SBAM in 1989 and is a Managing Director of SBAM.

David Scott is primarily responsible for the day-to-day management of currency transactions and certain non-dollar denominated debt securities investments of Strategic Bond's portfolio. Mr. Scott joined SBAM in 1994 and is a Managing Director of SBAM.

Strategic Bond paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Salomon Brothers U.S. Government Series

Principal Investment Strategies
-------------------------------

SBAM generally invests at least 80% of the assets of the U.S. Government Series in U.S. Government Securities or in derivatives relating to such securities. The U.S. Government Series may also invest up to 20% of its assets in investment grade fixed-income securities that are not U.S. Government Securities.

     Investment Selection
     --------------------

SBAM determines how to invest assets of the U.S. Government Series in several steps.

SBAM has an investment committee consisting of senior portfolio managers which analyzes current interest rate trends and their impact on potential economic scenarios. This committee meets every month to revise its estimate of interest rate and general economic trends. Based on this analysis, portfolio managers of the Series allocate assets among various classes of securities, including U.S. Treasury securities, mortgage-backed assets, investment grade fixed-income securities and securities of agencies or instrumentalities of the U.S. Government, including collateralized mortgage obligations, or "CMO's".

SBAM considers many factors when selecting individual fixed-income securities, including the interest rate of the security, the interval at which that interest rate adjusts, the date of maturity of the security and the creditworthiness of the issuer. SBAM also considers the U.S. Government Series' likely need for liquidity, which can be influenced by redemptions and opportunities for purchases of other securities, and the duration of the portfolio, which typically fluctuates between 2.5 and 5 years.

Principal Investment Risks
--------------------------

     Fixed-income Securities
     -----------------------

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both credit risk and market risk. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is called a premium.

Collateralized Mortgage Obligations (CMO's). One type of security in which the
--------------------------------------------
U.S. Government Series can invest is CMO's. CMO's are fixed-income securities that are secured ("collateralized") by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgages securities of the CMO's purchased by the U.S. Government Series are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMO's themselves may not be so issued or guaranteed. Therefore, CMO's are often riskier than other U.S. Government Securities.

Portfolio Management
--------------------

At December 31, 1998, SBAM managed approximately $29 billion in assets. SBAM is located at 7 World Trade Center, New York, New York 10048.

Roger Lavan is primarily responsible for the day-to-day management of U.S. Government Bond. Mr. Lavan joined SBAM as the Director and Portfolio Manager in 1990 and served as a co-portfolio manager of U.S. Government Bond from its inception until 1997.

U.S. Government Bond paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Back Bay Advisors Managed Series

Principal Investment Strategies
-------------------------------

Back Bay Advisors invests the assets of the Managed Series in a portfolio of common stocks and fixed-income securities. Back Bay Advisors will generally invest more of the assets of Managed Series in common stocks than in fixed-income securities. The Managed Series will generally invest in the stocks included in the S&P 500 Index and may invest in investment grade fixed-income securities, high yield debt and fixed-income securities of foreign issuers, including non-dollar denominated securities.

     Investment Selection
     --------------------

Back Bay Advisors evaluates potential investments for the Managed Series in several steps.

Each week, Back Bay Advisors uses a quantitative model to evaluate and adjust the Managed Series' allocation of assets between equity and fixed-income securities. This model analyzes U.S. Government monetary policy, the relative valuation of stock markets relative to fixed-income markets and the flow of funds between stock markets and fixed-income markets.

Equity Securities. Back Bay Advisors generally invests all of the Managed
-----------------
Series' equity portfolio in stocks included in the S&P 500. Back Bay Advisors uses quantitative analysis to invest approximately 20% of this portfolio in value stocks. Back Bay Advisors invests the remaining 80% of this portfolio to reflect individual stock and industry sector weightings of the S&P 500.

Fixed-Income Securities. Back Bay Advisors first allocates the assets of the
-----------------------
Managed Series that will be invested in fixed-income securities among three areas: corporate securities, mortgage-backed securities and U.S. Treasury securities. Back Bay Advisors makes this allocation based on its analysis of current and future interest rate trends and market indicators. Once Back Bay Advisors makes this allocation, it searches for investment opportunities in each area.

When evaluating corporate fixed-income securities, Back Bay Advisors first considers the relative attractiveness of domestic and foreign corporate securities in four different sectors: industrial, financial, utilities, and Yankee. Back Bay Advisors allocates assets among the four sectors based on its evaluation of the relative merits of each sector and its market outlook. Back Bay Advisors next analyzes the credit quality of specific issuers and the market prices of securities of those issuers.

The Yankee sector consists of senior debt issued by non-U.S. companies in U.S. dollars.

When evaluating mortgage-backed securities, Back Bay Advisors reviews the creditworthiness and likelihood of prepayment on the mortgages underlying those securities.

When evaluating U.S. Treasury securities, Back Bay Advisors considers the difference between the interest rates on U.S. Treasuries of various maturities and the interest rates on other fixed-income securities.

The duration of the fixed-income securities portfolio of the Managed Series varies widely. Generally the duration ranges from 5 to 10 years, but Back Bay Advisors sets no specific target for the duration of the Managed Series.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks.

     Fixed-income Securities
     -----------------------

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both credit risk and market risk. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder might receive less from the issuer than it paid for the security.

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is called a premium.

     High yield debt
     ---------------

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, competition in their markets or a high degree of leverage. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

Leverage is a measure of how much a company has borrowed in relation to its shareholders' equity.

     Foreign Securities
     ------------------

In addition to the risks associated with equity securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may
-------------------------------------
harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and
---------------------------
foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner.

As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in
-------------
foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. Back Bay Advisors may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, Back Bay Advisors cannot assure that these techniques will be effective.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a security, the value of which is based on (derived from) the movement of an underlying instrument. This instrument could be the price of another security or other asset or an interest rate, among other things.

     Forward Contracts and Futures
     -----------------------------

The Series may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts.

Forward contracts. By entering into a forward contract, the Managed Series is
------------------
giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the
------------------
price of the security or index on which the contract is based, the Managed Series could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Managed Series might not be able to close out futures transactions without incurring substantial losses.

Portfolio Management
--------------------

At December 31, 1998, Back Bay Advisors managed approximately $9.5 billion in assets. In addition to Series of the Fund, Back Bay Advisors advises 10 mutual funds and several institutional accounts. Back Bay Advisors is located at 399 Boylston Street, Boston, Massachusetts 02116.

Peter Palfrey is primarily responsible for the day-to-day management of the Managed Series. Mr. Palfrey is a Vice President of Back Bay Advisors and has served as portfolio manager of the Managed Series since January 1994.

The Managed Series paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Loomis Sayles Balanced Series

Principal Investment Strategies
-------------------------------

Loomis Sayles invests the assets of the Balanced Series in a mix of equity and fixed-income securities. The Balanced Series invests at least 25% of its assets in fixed-income securities. Loomis Sayles has the flexibility to invest the remaining 75% of the assets of the Balanced Series in either equity or fixed-income securities, depending on its economic and investment outlook, although under normal market conditions more than 50% of the total assets of the Balanced Series will be invested in stocks that Loomis Sayles regards as value stocks.

     Investment Selection
     --------------------

Loomis Sayles usually invests approximately 60 to 65% of the total assets of the Balanced Series in equity securities, although this equity allocation can shift, depending on Loomis Sayles' longer-term outlook for returns on both equity and fixed-income securities. When allocating assets, Loomis Sayles considers, among other things, the valuation level of the general markets, the valuation level of stocks in the Balanced Series' portfolio, the forecast earnings growth for those companies, trends in inflation, the level of interest rates and the expected direction of change in economic growth.

     Equity Holdings
     ---------------

The Balanced Series' equity holdings generally consist of value stocks with a minimum market capitalization of $2 billion. When selecting stocks for the Balanced Series, Loomis Sayles screens all market sectors for stocks that have below-average price/earnings ratios on next year's earnings. Loomis Sayles then uses a proprietary quantitative model to review each stock that it believes will improve its earnings outlook and ranks each stock within its industry group based on valuation, earnings momentum and balance sheet strength. Stocks for which Loomis Sayles analysts have positive opinions and which have high quantitative rankings become leading purchase candidates for the Balanced Series, at the discretion of the portfolio managers.

     Fixed-income Holdings
     ---------------------

The Balanced Series' fixed-income holdings may consist of a variety of securities including U.S. Treasury and agency issues, mortgage-backed securities, asset-backed securities, and corporate bonds. The emphasis, however, is on corporate bonds. The selection process for corporate bonds is a bottom-up process in which individual securities are selected from Loomis Sayles' corporate credit universe of approximately 600 issuers. Specific issues are selected based upon credit fundamentals, yield spread versus U.S. Treasury issues and maturity considerations. Holdings are limited to a maximum 5% position in any one credit issuer, no more than 50% in any one sector (i.e., utilities, finance, or industrial bonds) and no more than 20% in any one industry. Once a security is identified as a possible purchase candidate, the portfolio managers consider market conditions, supply and demand, and other economic factors when making a purchase decision.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
-------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not
----------------------
always have as much growth potential as smaller and medium capitalization stocks.

     Fixed-income Securities
     -----------------------

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both credit risk and market risk. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of higher interest rate. This additional payment is a premium.

     When Issued Securities
     ----------------------

Loomis Sayles may purchase when-issued securities. If a Series has made a commitment to purchase a when-issued security, the Series is obligated to purchase that security on the settlement date, which is usually one week to one month after the purchase commitment. If the value of the security falls (or rises) before the settlement date, the Series will be exposed to that change in value, because the price it must pay for the security is fixed at the time of its purchase commitment. Favorable or unfavorable news about particular issuers or markets could cause the value of the security to fall (or increase) more than Loomis Sayles expected, and the Balanced Series may have to pay more (or less) than it would otherwise have been willing to pay if it had not made the purchase commitment. The Balanced Series will have cash or cash equivalents in a segregated account sufficient to pay for any when-issued security at time of settlement.

A when-issued security is a security that a buyer commits to purchase on some future date, when that security is issued (the settlement date). The price of the when-issued security that the buyer will pay is fixed at the time of the purchase commitment.

Portfolio Management
--------------------

Loomis Sayles has been in the investment management business since 1926. At ___________, 1998, Loomis Sayles managed approximately $_____ billion in assets. Loomis Sayles' address is One Financial Center, Boston, Massachusetts 02110.

Tricia Mills, Barr Segal and Tom Kolefas are the portfolio managers for the Balanced Series. Ms. Mills has served as portfolio manager since the Series inception. Mr. Segal has served as portfolio manager since July 1997, and has been a member of the

Series' fixed-income securities investment team since 1996. Prior to 1996, Mr. Segal was a Senior Portfolio Manager at TWC Group. Mr. Kolefas has served as portfolio manager since September 1998. [Need to add prior history]

Fixed-income holdings
---------------------

The Balanced Series paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Alger Equity Growth Series

Principal Investment Strategies
-------------------------------

Alger invests Equity Growth's assets primarily in growth stocks. Alger will ordinarily invest at least 65% of Equity Growth's total assets in equity securities of issues with market capitalization of $1 billion or greater.

     Stock Selection
     ---------------

Alger seeks out and invests primarily in companies that are traded on domestic stock exchanges or in the domestic over-the-counter market. The companies Alger chooses for the portfolio of the Series may still be in the development stage, may be older companies that appear to be entering a new stage of growth progress due to factors like management changes or development of new technologies, products or markets, or may be companies providing products or services with a high unit volume growth rate. Alger focuses on fundamental characteristics of individual companies and does not allocate assets based on specific industry sectors.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
-------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not
----------------------
always have as much growth potential as smaller and medium capitalization issuers.

Portfolio Management
--------------------

At December 31, 1998, Alger managed approximately $10.5 billion in assets for 6 additional mutual funds (in addition to the Series) and other institutional investors. Alger's address is 1 World Trade Center, Suite 9333, New York, New York 10038.

David D. Alger and Ron Tartaro have served as Equity Growth's portfolio managers since its inception in October 1994. Mr. Alger became Alger's President in 1995 and served as Executive Vice President and Director of Research before 1995. Mr. Tartaro has been employed by Alger since 1990 and has been a Senior Vice President since 1995.

Equity Growth paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Capital Growth Series

Principal Investment Strategies
-------------------------------

CGM invests Capital Growth's assets primarily in common stock of large capitalization companies whose earnings CGM expects will grow at a faster rate than the United States economy. When market conditions warrant, however, CGM may select stocks on the basis of overall economic factors such as the general economic outlook, the level and direction of interest rates and the potential impact of inflation. Capital Growth invests primarily in equity securities of U.S. companies but may also invest in equity securities of foreign issuers. Over time, Capital Growth has held larger positions in a smaller number of issuers than many other mutual funds. CGM does not consider income as a significant factor when selecting investments for Capital Growth.

     Stock Selection
     ---------------

In general, CGM seeks companies with the following characteristics:

 .    A well-established record of above-average growth.

 .    The prospect of maintaining market leadership.

 .    The potential to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces.

Although CGM searches for these types of companies, not every company in which Capital Growth invests will have all of these characteristics. Rather than strictly following a growth style, CGM may also invest in attractive value stocks. In making an investment decision, CGM will generally:

 .    Use a top-down approach to analyze the overall economic factors that may affect a potential investment.

 .    Thoroughly analyze certain industries and companies, evaluate the fundamentals of each and focus on attractively valued companies.

 .    Purchase a security only after a thorough assessment of all information that CGM deems to be relevant at the time of investment.

 .    Sell a stock if CGM's investment expectations are not being met, if CGM identifies better opportunities or if CGM has attained its price objective.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
-------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not
----------------------
always have as much growth potential as smaller and medium capitalization stocks.

Portfolio Management
--------------------

At December 31, 1998, CGM managed approximately $8 billion in assets and currently serves as investment adviser to six additional mutual funds and to other institutional investors. CGM's address is One International Place, Boston, Massachusetts 02110.

Kenneth Heebner has managed Capital Growth since it was established in 1983. Mr. Heebner co-founded and is currently Senior Portfolio Manager of CGM.

Capital Growth paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Davis Venture Value Series

Principal Investment Strategies
-------------------------------

Davis Selected invests Venture Value's assets primarily in U.S. common stocks of issuers that have a market capitalization of at least $5 billion and that it believes are of high-quality growth companies at attractive prices. Davis Selected generally selects stocks with the intention of holding them for the long term. Davis Selected believes that managing risk is the key to delivering superior long-term investment results; therefore, it considers how much could potentially be lost on an investment before considering how much might be gained.

     Stock selection
     ---------------

Davis Selected has developed a list of ten characteristics that it believes allow companies to sustain long-term growth and minimize risks to enhance their potential for superior long-term returns. Although few companies exhibit all ten characteristics, Davis Selected searches for companies that possess:

 .    Excellent management.
 .    Managers who own stock in their own company.
 .    Strong returns on investments of an issuer's capital.
 .    A lean expense structure.
 .    A dominant or growing market share in a growing market.
 .    A proven record as an acquirer.
 .    A strong balance sheet.
 .    Products or services that are not likely to become obsolete.
 .    Successful international operations.
 .    Innovation in all aspects of operations.

Davis Selected does not have particular allocation strategies, and emphasizes individual stock selection rather than industry sectors. Davis Selected relies heavily on its evaluation of the management of potential investments, and will ordinarily visit the managers at their place of business to gain insight into the relative value of different companies.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
-------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not
----------------------
always have as much growth potential as smaller and medium capitalization stocks.

Portfolio Management
--------------------

At December 31, 1998, Davis Selected, together with its affiliated institutional asset management companies, managed approximately $22 billion in assets. Davis Selected's address is 124 East Mercy Street, Santa Fe, New Mexico 87501. Davis Selected may delegate to Davis Selected Advisers-NY, Inc. any of its responsibilities related to Venture Value. Davis Selected Advisers-NY, Inc. is a wholly owned subsidiary of Davis Selected and is located at 609 Fifth Avenue, New York, New York 10017.

Christopher C. Davis and Kenneth C. Feinberg are co-portfolio managers of Venture Value. Christopher Davis has been the portfolio manager for Venture Value and other equity funds managed by Davis Selected since February 1997. Christopher Davis was co-portfolio manager of Venture Value with Shelby M.C. Davis from October 1995 until February 1997. Prior to co-managing Venture Value's portfolio, Christopher Davis worked as Shelby Davis' assistant portfolio manager and research analyst. Mr. Feinberg has co-managed other equity funds for Davis Selected since May 1998 and became co-portfolio manager for Venture Value in May 1999. Mr. Feinberg was a research analyst at Davis Selected from December 1994 until May 1998, and before that he was an Assistant Vice President of Investor Relations for Continental Corp.

As Chief Investment Officer, Shelby Davis provides investment themes and strategies to, and helps select individual stocks for, Venture Value.

Venture Value paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Goldman Sachs Midcap Value Series

Principal Investment Strategies
-------------------------------

GSAM invests, under normal circumstances, most of Midcap Value's assets in equity securities and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index. This range varies over time, and as of December 31, 1998 was between $1 billion and $10 billion. GSAM may invest up to 25% of Midcap Value's total assets in foreign securities (including 15% in securities issued in emerging markets) and 35% of its total assets in fixed-income securities, including up to 10% of its total assets in high yield debt. Midcap Value does not focus on dividend income.

     Stock Selection
     ---------------

GSAM evaluates securities using a value approach, employing fundamental analysis to identify securities that are, in its view, underpriced relative to a combination of such companies' long-term earning prospects, growth potential, future cash flows and dividend-paying ability. GSAM may also invest Midcap Value's assets in securities of companies that have experienced difficulties and that GSAM believes are available at attractive prices. Factors that GSAM considers when evaluating a company as a potential investment include:

 .    High quality of the company's core business.

 .    The company's competitiveness and market position.

 .    The degree of regulation in markets in which the company operates.

 .    A record of success by the company's management team.

 .    The level of the company's financial leverage.

 .    A sustainable return on capital invested in the company's business.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
-------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of smaller capitalization companies involve
----------------------
potentially greater risks and higher volatility than those of larger, more established companies.

     Fixed-income Securities
     -----------------------

The value of most fixed-income securities generally will rise when interest rates decline and fall when interest rates rise. Fixed-income securities involve both credit risk and market risk. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder might receive less from the issuer than it paid for the security.

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is called a premium.

     High yield debt
     ---------------

High yield debt has a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, competition in their markets or a high degree of leverage. High yield debt has higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield debt may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate amount.

Leverage is a measure of how much a company has borrowed in relation to its shareholders' equity.

     Foreign Securities
     ------------------

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may
-------------------------------------
harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and
---------------------------
foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in
--------------
foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. GSAM may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, GSAM cannot assure that these techniques will be effective.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

     Forward Contracts and Futures
     -----------------------------

The Series may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets or, in some cases, to increase overall returns for non-hedging purposes.

Forward contracts. By entering into a forward contract, Midcap Value is giving
-----------------
up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the
-----------------
price of the security or index on which the contract is based, Midcap Value could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buying or selling futures contracts under some market conditions. If this happens, GSAM might not be able to close out futures transactions without incurring substantial losses.

     Emerging Markets
     ----------------

Midcap Value may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Portfolio Management
--------------------

At November 30, 1998, GSAM managed approximately $191 billion in assets. GSAM is located at One New York Plaza, New York, New York 10004.

Paul D. Farrell is the manager of a team of portfolio managers (the "Midcap Value Team") that makes the day-to-day investment decisions for Midcap Value. Mr. Farrell joined GSAM in 1991 and in 1998 became responsible for managing the Midcap Value Team.

Eileen A. Aptman, Matthew B. McLennan, and Karma Wilson, all of whom are Vice Presidents of GSAM, constitute the Midcap Value Team, and have served as portfolio manager of Midcap Value since September 1998. Ms. Aptman joined GSAM in 1993. Mr. McLennan joined GSAM in 1995. From 1994 to 1995 he worked in the Investment Banking Division of Goldman Sachs in Australia. Ms. Wilson joined GSAM in 1994. Prior to 1994 she was an investment analyst with Bankers Trust Australia Ltd.

Midcap Value paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Loomis Sayles Small Cap Series

Principal Investment Strategies
-------------------------------

Loomis Sayles, under normal market conditions, will invest at least 65% of Small Cap's total assets in equity securities of companies with market capitalizations that fall within the capitalization range of those companies constituting the Russell 2000 Index. Small Cap invests in both value and growth stocks.

     Stock Selection
     ---------------

Loomis Sayles begins with a universe of approximately 3000 companies that generally fall within the market capitalization range of the Russell 2000 Index. Small Cap's portfolio managers, with the assistance of Loomis Sayles' research analysts, conduct fundamental analysis on these companies to identify companies that Loomis Sayles believes have strong earnings prospects and growth potential and that appear to the portfolio managers to be the most undervalued in the current market. Finally, Loomis Sayles builds a diversified portfolio across many economic sectors so that Small Cap is partially protected against the inherent volatility of small capitalization companies. Portfolio managers and research analysts regularly monitor the performance of the stocks held by Small Cap and the fundamentals of the companies that have issued those stocks.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of small capitalization companies may
---------------------
underperform the broad equity markets and may be more volatile than other stocks.

Real Estate Investment Trusts (REITs). One category of equity securities in
-------------------------------------
which Small Cap invests are REIT's. REITs are generally categorized as equity REITs or mortgage REITs, although some REITs have characteristics of both classifications. Equity REITs invest directly in real property and receive income from rent collection and sale of those properties. These REITs may decline in value when the property they own declines in value. Mortgage REITs invest in real estate mortgages and receive income from interest payments on those mortgages. These REITs are particularly subject to credit risk and market risk, although equity REITs are also sensitive to market risk.

Credit risk is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

Market risk is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

Portfolio Management
--------------------

Loomis Sayles has been in the investment management business since 1926. At December 31, 1998, Loomis Sayles managed approximately $_____ billion in assets. Loomis Sayles' address is One Financial Center, Boston, Massachusetts 02110.

Christoper R. Ely and Jeffrey C. Petherick are the lead Portfolio Managers of Small Cap. The other Portfolio Managers are Mary C. Champagne, Philip C. Fine and David L. Smith.

Mr. Petherick, a Vice President of Loomis Sayles, has managed (or co-managed) the Series since its inception and joined Loomis Sayles more than five years ago. Mr. Ely, a Vice President of Loomis Sayles, has co-managed the Series since May 1998 and joined Loomis Sayles in 1996. Before joining Loomis Sayles, Mr. Ely was a Senior Vice President and portfolio manager at Keystone Investment Management Company, Inc. Ms. Champagne, a Vice President of Loomis Sayles, has co-managed the Series since 1995 and joined Loomis Sayles more than five years ago.Mr. Fine, a Vice President of Loomis Sayles, has co-managed the Series since May 1998 and joined Loomis Sayles in 1996. Before joining Loomis Sayles, Mr. Fine was a Vice President and portfolio manager at Keystone Investment Management Company, Inc. Mr. Smith, a Vice President of Loomis Sayles, has co-managed the Series since May 1998 and joined Loomis Sayles in 1996. Before joining Loomis Sayles, Mr. Smith was a Vice President and portfolio manager at Keystone Investment Management Company, Inc.

Small Cap paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

MFS Investors Series

Principal Investment Strategies
-------------------------------

MFS ordinarily invests at least 65% of the total assets of the Investors Series in equity securities. Although the Series may invest in companies of any size, the Series focuses on companies with large market capitalizations (greater than $5 billion) that MFS believes has sustainable growth prospectus and attractive valuations based on current and expected earnings or cash flow. MFS may also invest a substantial portion of the assets of the Investors Series in foreign securities.

     Stock Selection
     ---------------

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the Investors Series. This means that MFS selects securities based upon fundamental analysis performed by the portfolio manager and MFS' large group of equity research analysts.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not
---------------------
always have as much growth potential as smaller and medium capitalization stocks.

Foreign Securities
------------------
In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may
-------------------------------------
harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and
---------------------------
foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in
--------------
foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. MFS may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, MFS cannot assure that these techniques will be effective.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

     Forward Contracts and Futures Contracts
     ---------------------------------------

The Series may seek to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets.

Forward contracts. By entering into a forward contract, the Investors Series is
------------------
giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the
------------------
price of the security or index on which the contract is based, the Investors Series could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Investors Series might not be able to close out futures transactions without incurring substantial losses.

Portfolio Management
--------------------

At ___________, 1998, MFS managed approximately $_____ in assets for __ mutual funds and __ institutional accounts. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

John D. Laupheimer and [New Manager] are the portfolio managers of Investors Series. Mr. Laupheimer is a Senior Vice President of MFS and has been employed by MFS as a portfolio manager since 1981. [Insert Info on New Manager]

The Series will pay 0.90% of its average daily net assets in advisory fees.

MFS Research Managers Series

Principal Investment Strategies
-------------------------------

MFS invests at least 80% of the total assets of the Research Managers Series in equity securities. The Series invests primarily in companies that MFS believes possess better than average prospects for long-term growth and attractive valuations. MFS may also invest up to 20% of the net assets of the Series in foreign securities.


     Stock Selection
     ---------------

A committee of investment research analysts selects portfolio securities for the Research Managers Series. This committee includes investment analysts employed by MFS and MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. The committee first allocates assets among various industries. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the investment objective of the Series from within their assigned industry responsibility. Analysts focus on companies that they believe have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Series may invest in companies of any size and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
-------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

     Foreign Securities
     ------------------

In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may
-------------------------------------
harm the performance and liquidity of the Series' investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and
--------------------------
foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in
--------------
foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. MFS may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, MFS cannot assure that these techniques will be effective.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

     Forward Contracts and Futures
     -----------------------------

The Series may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets.

Forward contracts. By entering into a forward contract, the Research Managers
------------------
Series is giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the
------------------
price of the security or index on which the contract is based, the Research Managers Series could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, MFS might not be able to close out futures transactions without incurring substantial losses.

Portfolio Management
--------------------

At ___________, 1998, MFS managed approximately $_____ in assets for __ mutual funds and __ institutional accounts. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Research Managers Series is currently managed by a committee of various equity research analysts employed by MFS and its affiliates.

The Research Managers Series will pay 0.90% of its average daily net assets in advisory fees.

Westpeak Growth and Income Series

Principal Investment Strategies
-------------------------------

Westpeak is not limited to either the growth or value style of investing. Westpeak sometimes invests more of Growth and Income's assets in value stocks, and sometimes invests more heavily in growth stocks. Growth and Income invests primarily in stocks of large capitalization U.S. companies, such as those included in the S&P 500 Index, but it may also invest such assets in securities of smaller companies, such as those included in the Russell 1000 Index. Westpeak emphasizes individual stock selection rather than targeting particular industries or sectors which it believes may outperform other sectors.

     Stock Selection
     ---------------

Westpeak uses the following procedure to select stocks for Growth and Income:

 .    Westpeak collects extensive amounts of information on a large universe of companies.

 .    Westpeak then develops a profile of characteristics that Westpeak believes
     Growth and Income's portfolio should possess to best achieve the investment objective of the Series. Westpeak considers many factors when developing this profile, including historic earnings and other fundamentals, market expectations for corporate earnings and overall growth prospects. Westpeak regularly revises the profile in response to changing market conditions.

 .    Westpeak then ranks each of the companies in a variety of categories based on the information it has collected about those companies.

 .    Westpeak then uses fundamental research, quantitative analysis and judgment to select stocks that, when assembled in a single portfolio, will most closely replicate the profile Westpeak builds for Growth and Income.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
-------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not
----------------------
always have as much growth potential as smaller and medium capitalization stocks.

Portfolio Management
--------------------

At December 31, 1998, Westpeak managed approximately $6.2 billion in assets. Westpeak manages several other mutual funds as well as equity portfolios for corporate and public retirement plans, insurance and trust companies, and other large institutional investors. Westpeak is located at 1011 Walnut Street, Boulder, Colorado 80302.

Gerald H. Scriver is Westpeak's President, Chief Executive Officer and Chief Investment Officer, and Philip J. Cooper, CFA, is its Executive Vice President, Director of Portfolio Management. Mr. Scriver and Mr. Cooper have both served as the portfolio managers of Growth and Income since its inception in 1993 and both have been with Westpeak since it was established in 1991.

Growth and Income paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Westpeak Stock Index Series

Principal Investment Strategies
-------------------------------

Westpeak attempts to duplicate the composite price and yield performance of the S&P 500 Index.

Westpeak will ordinarily invest Stock Index's assets in all of the 500 stocks included in the S&P 500 Index. Each month, Westpeak adjusts the proportions of stocks included in Stock Index to replicate the proportions of stocks included in the S&P 500 Index.

     Stock Selection
     ---------------

Westpeak collects data each day on the proportions of the 500 stocks included in the S&P 500. Each month, Westpeak purchases and sells stocks as necessary to duplicate the proportions of stocks included in the S&P 500 Index.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
-------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

Market Capitalization. The stocks of large capitalization companies do not
----------------------
always have as much growth potential as smaller and medium capitalization stocks.

Portfolio Management
--------------------

At December 31, 1998, Westpeak managed approximately $6.2 billion in assets. Westpeak manages several other mutual funds as well as equity portfolios for corporate and public retirement plans, insurance and trust companies, and other large institutional investors. Westpeak is located at 1011 Walnut Street, Boulder, Colorado 80302.

Gerald H. Scriver is Westpeak's President, Chief Executive Officer and Chief Investment Officer, and Philip J. Cooper, CFA, is its Executive Vice President, Director of Portfolio Management. Mr. Scriver and Mr. Cooper have both served as the portfolio managers of Growth and Income since its inception in 1993 and both have been with Westpeak since it was established in 1991.

Stock Index paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

Morgan Stanley International Magnum Equity Series

Principal Investment Strategies
-------------------------------

MSAM invests International Equity's assets in a diversified portfolio of stocks of non-U.S. issuers domiciled in EAFE countries. MSAM seeks to achieve superior long-term returns by creating a diversified portfolio of stocks that MSAM believes are undervalued. To achieve this goal, MSAM implements a combination of strategic geographic asset allocation and fundamental, value-oriented stock selection implemented by regional experts around the globe.

     Stock Selection
     ---------------

MSAM evaluates potential investments for International Equity in several steps.

The New York-based portfolio management team decides upon the appropriate allocation of International Equity's assets among Europe, Japan and developed Asia (including Australia/New Zealand). This regional allocation is based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors and input from the regional stock selection teams and from MSAM's Asset Allocation Committee, which is made up of several of MSAM's most senior investment officers.

Once the allocations to Europe, Asia and Japan have been determined, overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asia stocks) decide which stocks that International Equity should purchase for their respective geographic regions. These three regional teams look for stocks that they believe to be undervalued by the market. The regional specialists analyze various company's finances, products and management, typically meeting with each company's management before a stock is purchased for International Equity.

Principal Investment Risks
--------------------------

     Equity Securities
     -----------------

In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Growth Stocks and Value Stocks. The prices of growth stocks may be more
-------------------------------
sensitive to changes in current or expected earnings than the prices of other stocks. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock.

     Foreign Securities
     ------------------

In addition to the risks associated with equity securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may
-------------------------------------
harm the performance and liquidity of the Series' investments in those countries.

Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and
---------------------------
foreign countries will affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in
--------------
foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. MSAM may use certain techniques, such as forward contracts or futures contracts, to manage these risks. However, MSAM cannot assure that these techniques will be effective.

A forward contract is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A futures contract is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index or currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A derivative is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

     Forward Contracts and Futures
     -----------------------------

The Series may attempt to avoid the risk of an unfavorable shift in currency rates by entering into forward contracts or buying or selling futures contracts or options on futures contracts. The Series may also purchase futures contracts (or options on futures contracts) to maintain exposure to the broad equity markets.

Forward contracts. By entering into a forward contract, International Equity is
------------------
giving up the potential gains (and avoiding the potential losses) that may occur if the actual exchange rate on the specified date is different from the exchange rate established in the contract.

Futures contracts. If the price of a futures contract changes more than the
------------------
price of the security or index on which the contract is based, International Equity could make or lose more money than if it had invested directly in the underlying security or index. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, International Equity might not be able to close out futures transactions without incurring substantial losses.

Portfolio Management
--------------------

At December 31, 1998, MSAM, together with its affiliated institutional asset management companies, managed approximately $_____ billion in assets. MSAM's address is 1221 Avenue of the Americas, New York, New York 10020.

Francine J. Bovich, a Managing Director of Morgan Stanley and MSAM, joined MSAM in 1993. She is primarily responsible for managing International Equity's portfolio. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp., a registered investment adviser. Barton Biggs, Managing Director of MSAM, heads MSAM's Asset Allocation Committee.

International Equity paid __% of its average net assets in advisory fees in the fiscal year ended December 31, 1998.

                  Section IV - Other Information About The Fund


Year 2000
---------

The Fund depends on the smooth functioning of computer systems for both its internal operations and overall investment performance. Many computer systems in use today cannot distinguish between the year 1900 and the year 2000. If computer systems fail to process information properly relating to the year 2000, the Fund's operations and services could be harmed, and the securities in which the Fund invests may not perform as well as they otherwise might.

NEIM, CGM, the subadvisers and certain other service providers to the Series have reported that each expects to modify its systems, as necessary, prior to January 1, 2000 to address the so-called "year 2000 problem." However, there can be no assurance that the problems will be corrected, and Fund operations and services provided to shareholders may be affected. Although the subadvisers to certain of the Series may consider the year 2000 problem when evaluating investment opportunities, there can be no assurance that improperly functioning computers will not affect specific issuers or broad markets.

Purchase and Redemption of Shares
---------------------------------

Shares of each Series are purchased only by the Separate Accounts. These Separate Accounts may purchase or redeem shares of a Series on each day that the New York Stock Exchange (the "NYSE") is open for business. The Fund sells and redeems shares of each Series at the net asset value for that Series calculated at the close of regular trading on the NYSE, ordinarily 4:00 p.m. Eastern time each day. These transactions are made on the same day that the purchase order or redemption request is received by the Fund from the Separate Accounts. No transactions occur on those days that the NYSE is closed for trading.

The Fund may suspend the right of redemption for any Series and may postpone payment for any period when the NYSE is closed for other than weekends or holidays. The Fund may also postpone payment when trading on the NYSE is restricted or during an emergency in which disposing of securities or fairly determining the value of net assets is impracticable. The Fund may also suspend redemption rights when the SEC permits such suspension for the protection of investors.

Share Valuation and Pricing
---------------------------

     Net Asset Value
     ---------------

Each Series determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The net asset value per share for each Series is calculated by dividing the Series' total net assets by its number of outstanding shares.

     Securities Valuation
     --------------------

The entire Money Market investment portfolio and any fixed-income securities with remaining maturities of 60 days or less held by any other Series are valued at amortized cost. Other portfolio securities of each Series normally are valued at market value. On the rare occasions when no current market value is available for a portfolio security, the Fund's Board of Trustees is responsible for making a good faith determination of fair value, although the Board has delegated responsibility for day-to-day fair value calculations to CGM and the subadvisers of the Series.

Dividends and Capital Gain Distributions
----------------------------------------

     Money Market
     ------------

Money Market declares its net investment income daily and pays these amounts monthly as a dividend. Money Market does not expect to realize any long-term capital gains, but if it does, these gains will be distributed once a year.

     Other Series
     ------------

Currently, each Series other than Money Market annually pays as dividends substantially all net investment income (including any short-term capital gains). These Series also annually distribute all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Series, other than Money Market, may pay dividends from net investment income more or less often if the Fund's Board of Trustees deems it appropriate and if such change would not cause such Series to fail to qualify as regulated investment company under the Internal Revenue Code.

Federal income tax law requires each Series to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Series must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Series so elects) of such year.

Dividends and distributions of each Series are automatically reinvested in additional shares of that Series.

Taxes
-----

Each Series is a separate entity for federal income tax purposes and intends to qualify as a regulated investment company under the Internal Revenue Code. So long as a Series distributes all of its net investment income and net capital gains to its shareholders, the Series itself does not pay any federal income tax. Although each Series intends to operate so that it will have no federal income tax liability, if any such liability is incurred, the investment performance of such Series will be adversely affected. In addition, Series investing in foreign securities and currencies may be subject to foreign taxes. These taxes could reduce the investment performance of such Series.

     In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Series in which such accounts invest, must meet certain diversification requirements. Each Series intends to comply with these requirements. If a Series does not meet such requirements, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable immediately to the holders of such contracts. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts.

Adviser/Subadviser Relationship
-------------------------------

NEIM was organized in 1994 by New England Financial to serve as the investment adviser of the Fund. NEIM is located at 501 Boylston Street, Boston, Massachusetts 02116.

The Fund has received an exemptive order from the Securities and Exchange Commission that permits NEIM to enter into new subadvisory agreements with either a current or a new subadviser that is not an affiliate of the Fund or NEIM, without obtaining shareholder approval. The Fund's Board of Trustees must approve any new subadvisory agreements under this order, and the Fund must comply with certain other conditions.

The exemptive order also permits the Fund to continue to employ an existing subadviser without shareholder approval after events that would otherwise cause an automatic termination of a subadvisory agreement (and the need for a shareholder vote). This continuation must be approved by the Board of Trustees. The Fund will notify shareholders of any subadviser changes and any other event of which notification is required under the order.

Financial Highlights. The financial highlights table is intended to help you
---------------------
understand each Series' financial performance for the past 5 years (or the life of the Series, for these Series that have not been in existence for 5 years). Certain information reflects financial results for a single share of the relevant Series. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1997 and 1998 has been audited by Deloitte & Touche, LLP, whose report for 1998, along with the Fund's financial statements, are included in the annual report which is available upon request. Prior to 1997, Coopers & Lybrand L.L.P. acted as the Fund's independent accountants and provided reports which accompany the financial statements for those periods.

                                  Money Market
                                  ------------

                                                                              Year Ended December 31
                                                          ---------------------------------------------------------------

                                                             1994           1995           1996          1997         1998
                                                             ----           ----           ----          ----         ----
Net Asset Value
  Beginning of the Year                                    $100.00        $100.00         $100.00      $100.00
                                                           -------        -------         -------      -------

Income from Investment Operations
Net Investment Income                                         3.89           5.50            4.99         5.08
                                                              ----           ----            ----         ----

         Total from Investment Operations                     3.89           5.50            4.99         5.08
                                                              ----           ----            ----         ----

Less Distributions
Distributions from Net Investment Income                     (3.89)         (5.50)          (4.99)       (5.08)
                                                             ------         ------          ------       ------

         Total Distributions                                 (3.89)         (5.50)          (4.99)       (5.08)
                                                             ------         ------          ------       ------

Net Asset Value, End of Year                               $100.00        $100.00         $100.00      $100.00
                                                           =======        =======         =======      =======

Total Return (%)                                              4.01           5.64            5.11         5.20

Ratio of Operating Expenses to
  Average Net Assets (%)                                      0.40           0.50            0.50         0.45

Ratio of Net Investment Income to
  Average Net Assets (%)                                      3.89           5.50            4.99         5.21

Net Assets,
  End of Period (000)                                      $73,960        $90,148        $116,999     $111,009


The Ratio of Operating Expenses to
  Average New Assets without giving
  effect to the voluntary expense limitations
  would have been (%)(a)                                    ___              0.51            0.50         0.45

------
(a) During the periods presented, the Series' adviser has voluntarily agreed to bear Series' expenses (other than advisory fees and any brokerage costs, interest, taxes, or extraordinary expenses) in excess of 0.15% of the Series'
average daily net assets. NEIM terminated this agreement on [      ], 1999.

                                   Bond Income
                                   -----------

                                                                                Year Ended December 31
                                                             ---------------------------------------------------------------

                                                             1994           1995           1996         1997            1998
                                                             ----           ----           ----         ----            ----
Net Asset Value
  Beginning of the Year                                    $106.14        $ 95.53         $108.67      $105.63
                                                           -------        -------         -------      -------

Income from Investment Operations
Net Investment Income                                         7.05           7.34            7.72         7.43

Net Gains of (Losses) on Investments
  (both realized and unrealized)                            (10.61)         12.85           (2.70)        4.05
                                                            -------         -----           ------        ----

         Total from Investment Operations                    (3.56)         20.19            5.02        11.48
                                                             ------         -----            ----        -----

Less Distributions
Distributions from Net Investment Income                     (7.05)         (7.05)          (7.74)       (7.51)

Distributions in Excess of Net Investment Income              0.00           0.00            0.00         0.00

Distributions from Net Realized Capital Gains                 0.00           0.00           (0.32)       (1.08)
                                                              ----           ----           ------       ------

         Total Distributions                                 (7.05)         (7.05)          (8.06)       (8.59)
                                                             ------         ------          ------       ------

Net Asset Value, End of Year                               $ 95.53        $108.67         $105.63      $108.52
                                                           =======        =======         =======      =======

Total Return (%)                                             (3.36)         21.20            4.61        10.90

Ratio of Operating Expenses to
  Average Net Assets (%)                                      0.44           0.55            0.52         0.52

Ratio of Net Investment Income to
  Average Net Assets (%)                                      6.75           7.22            7.22         6.97

Portfolio Turnover Rate (%)                                     82              73             98           40

Net Assets,
  End of Period (000)                                     $126,234        $162,712       $180,359     $202,888

                                 Strategic Bond
                                 --------------

                                                                                         Year Ended December 31,
                                                     October 31, 1994       --------------------------------------------------
                                                             to
                                                     December 31, 1994      1995           1996            1997           1998
                                                     -----------------      ----           ----            ----           ----
Net Asset Value, Beginning of Period                        $10.00         $ 9.74          $10.85         $11.62
                                                            ------         ------          ------         ------

Income from Investment Operations
Net Investment Income                                         0.12           0.58            0.51           0.75

Net Gains of (Losses) on Investments
  (both realized and unrealized)                             (0.26)          1.30            1.05           0.54
                                                             ------          ----            ----           ----

         Total from Investment Operations                    (0.14)          1.88            1.56           1.29
                                                             ------          ----            ----           ----

Less Distributions
Distributions from Net Investment Income                     (0.12)         (0.55)          (0.60)         (0.76)

Distributions from Net Realized Capital Gains                 0.00         (0.22)           (0.19)         (0.14)

         Total Distributions                                 (0.12)        (0.77)           (0.79)         (0.90)
                                                             ------        ------           ------         ------

Net Asset Value, End of Period                              $ 9.74         $10.85          $11.62         $12.01
                                                            ======         ======          ======         ======

Total Return (%)                                             (1.40)(b)      19.38           14.36          11.07
Ratio of Operating Expenses to
  Average Net Assets (%)(d)                                   0.85(c)        0.85            0.85           0.85
Ratio of Net Investment Income to
  Average Net Assets (%)                                      7.05(c)        8.39            7.79           6.45
Portfolio Turnover Rate (%)                                    403(c)         202             176            258

Net Assets,
  End of Period (000)                                       $3,450         $9,484         $35,808        $71,202

The Ratio of Operating Expenses to Average Net
Assets without giving effect to the voluntary expense
limitation would have been (%)(d)                             2.01(c)        2.44            1.19           0.87

----------
(a)      Commencement of operations.
(b)      Not computed on an annualized basis.
(c)      Computed on an annualized basis.
(d) During the periods presented, NEIM has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.85% of average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                             U.S. Government Series
                             ----------------------

                                                                                        Year Ended December 31
                                                     October 31, 1994      -------------------------------------------------
                                                             to
                                                     December 31, 1994      1995            1996         1997           1998
                                                     -----------------      ----            ----         ----           ----
Net Asset Value, Beginning of Period                        $10.00         $ 9.96          $11.04       $10.83
                                                            ------         ------          ------       ------

Income from Investment Operations
Net Investment Income                                         0.10           0.33            0.58       0.53

Net Gains of (Losses) on Investments
  (both realized and unrealized)                             (0.04)          1.16           (0.21)      0.40
                                                             ------          ----           ------      ----

         Total from Investment Operations                     0.06           1.49            0.37       0.93
                                                              ----           ----            ----       ----

Less Distributions
Distributions from Net Investment Income                     (0.10)         (0.33)          (0.56)     (0.53)
Distributions from Net Realized Capital Gains                 0.00          (0.08)           0.00      (0.05)
Distributions in Excess of Net Realized Capital Gains         0.00           0.00            0.00      (0.04)

         Total Distributions                                 (0.10)         (0.41)          (0.58)     (0.62)
                                                             ------         ------          ------     ------

Net Asset Value, End of Period                              $ 9.96         $11.04          $10.83     $11.14
                                                            ======         ======          ======     ======

Total Return (%)                                             (0.60)(b)      15.02            3.31       8.57
Ratio of Operating Expenses to
  Average Net Assets (%)(d)                                   0.70(c)        0.70            0.70       0.70
Ratio of Net Investment Income to
  Average Net Assets (%)                                      5.70(c)        5.62            6.13       6.42
Portfolio Turnover Rate (%)                                  1,409(c)         415             388        572

Net Assets,
  End of Period (000)                                       $2,012         $7,542         $13,211    $22,143

The Ratio of Operating Expenses to Average Net
Assets without giving effect to the voluntary expense
limitation would have been (%)(d)                             2.54(c)        2.90            1.37       0.98

----------
(a)      Commencement of operations.
(b)      Not computed on an annualized basis.
(c)      Computed on an annualized basis.
(d) During the periods presented, NEIM has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.70% of average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total expenses in such subsequent year to exceed the 0.70% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                                 Managed Series
                                 --------------

                                                                                Year Ended December 31
                                                            ----------------------------------------------------------------

                                                            1994           1995             1996         1997           1998
                                                            ----           ----             ----         ----           ----
Net Asset Value
  Beginning of the Year                                    $137.18        $130.30         $163.52      $170.37
                                                           -------        -------         -------      -------

Income from Investment Operations
Net Investment Income                                         5.42           6.34            6.43         6.38

Net Gains or (Losses) on Investments
  (both realized and unrealized)                             (6.92)         34.33           18.21        38.47
                                                            -------         -----           -----        -----

         Total from Investment Operations                    (1.50)         40.67           24.64        44.85
                                                             ------         -----           -----        -----

Less Distributions
Distributions from Net Investment Income                     (5.38)         (6.34)          (6.34)       (6.42)

Distributions in Excess of Net Investment Income              0.00          (0.23)           0.00         0.00

Distributions from Net Realized Capital Gains                 0.00          (0.88)         (11.45)      (18.95)

Distributions from Paid-in Capital                            0.00           0.00            0.00         0.00
                                                              ----           ----            ----         ----

         Total Distributions                                 (5.38)         (7.45)         (17.79)      (25.37)
                                                             ------         ------         -------      -------

Net Asset Value, End of Year                               $130.30        $163.52         $170.37      $189.85
                                                           =======        =======         =======      =======

Total Return (%)                                             (1.11)         31.26           15.01        26.56

Ratio of Operating Expenses to
  Average Net Assets (%)                                      0.54           0.64            0.62         0.61

Ratio of Net Investment Income to
  Average Net Assets (%)                                      3.98           4.06            3.64         3.20

Portfolio Turnover Rate (%)                                     76             51              72           65

Net Assets,
  End of Period (000)                                     $121,877        $147,536       $160,888     $188,783

                                 Balanced Series
                                 ---------------

                                                                                            Year Ended December 31,
                                                     October 31, 1994      ----------------------------------------------------
                                                            to
                                                     December 31, 1994     1995             1996           1997            1998
                                                     -----------------     ----             ----           ----            ----
Net Asset Value, Beginning of Period                        $10.00         $ 9.94          $11.95         $13.55
                                                            ------         ------          ------         ------

Income from Investment Operations
Net Investment Income                                         0.05           0.26            0.27           0.28

Net Gains or (Losses) on Investments
  (both realized and unrealized)                             (0.06)          2.20            1.73           1.90
                                                             ------          ----            ----           ----

         Total from Investment Operations                    (0.01)          2.46            2.00           2.18
                                                             ------          ----            ----           ----

Less Distributions
Distributions from Net Investment Income                     (0.05)         (0.26)          (0.27)         (0.27)

Distributions in Excess of Net Realized
  Capital Gains                                               0.00          (0.19)          (0.13)         (0.60)

         Total Distributions                                 (0.05)         (0.45)          (0.40)         (0.87)
                                                             ------         ------          ------         ------

Net Asset Value, End of Period                              $ 9.94         $11.95          $13.55         $14.86
                                                            ======         ======          ======         ======

Total Return (%)                                             (0.10)(b)      24.79           16.91          16.18
Ratio of Operating Expenses to
  Average Net Assets (%)(d)                                   0.85(c)        0.85            0.85           0.85
Ratio of Net Investment Income to
  Average Net Assets (%)                                      4.16(c)        4.03            3.08           2.79
Portfolio Turnover Rate (%)                                      0(c)          72              59             60

Net Assets,
  End of Period (000)                                       $2,722        $18,823         $58,525       $137,443

The Ratio of Operating Expenses to Average Net
Assets without giving effect to the voluntary expense
limitation would have been (%)(d)                             3.73(c)        1.85            0.99           0.86

----------
(a)      Commencement of operations.
(b)      Not computed on an annualized basis.
(c)      Computed on an annualized basis.
(d) During the periods presented, NEIM has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.85% of average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                                  Equity Growth
                                  -------------

                                                                                         Year Ended December 31
                                                     October 31, 1994(a)   -----------------------------------------------------
                                                             to
                                                     December 31,1994      1995             1996           1997             1998
                                                     ----------------      ----             ----           ----             ----
Net Asset Value, Beginning of Period                        $10.00         $ 9.56          $13.80         $15.58
                                                            ------         ------          ------         ------

Income from Investment Operations
Net Investment Income                                         0.02           0.01            0.04           0.02

Net Gains or (Losses) on Investments
  (both realized and unrealized)                             (0.44)          4.65            1.78           3.92
                                                             ------          ----            ----           ----

         Total from Investment Operations                    (0.42)          4.66            1.82           3.94
                                                             ------          ----            ----           ----

Less Distributions
Distributions from Net Investment Income                     (0.02)         (0.01)          (0.04)         (0.02)

Distributions from Net Realized Capital Gains                 0.00          (0.41)           0.00          (1.88)

         Total Distributions                                 (0.02)         (0.42)          (0.04)         (1.90)
                                                             ------         ------          ------         ------

Net Asset Value, End of Period                              $ 9.56         $13.80          $15.58         $17.62
                                                            ======         ======          ======         ======

Total Return (%)                                             (4.20)(b)      48.80           13.17          25.63
Ratio of Operating Expenses to
  Average Net Assets (%)(d)                                   0.85(c)        0.85            0.90           0.87
Ratio of Net Investment Income to
  Average Net Assets (%)                                      1.07(c)        0.14            0.24           0.12
Portfolio Turnover Rate (%)                                     32(c)         107              78            137

Net Assets,
  End of Period (000)                                       $1,917        $46,386        $120,456       $205,318

The Ratio of Operating Expenses to Average Net
Assets without giving effect to the voluntary expense
limitation would have been (%)(d)                             2.74(c)        2.45            0.90           0.87

----------
(a)      Commencement of operations.
(b)      Not computed on an annualized basis.
(c)      Computed on an annualized basis.
(d) During the periods presented, NEIM has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.85% (through December 31, 1995) of average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred. Beginning January 1, 1996, the annual expense limit was increased to 0.90% of average net assets.

                                Capital Growth
                                --------------

                                                                                   Year Ended December 31
                                                            -----------------------------------------------------------------

                                                            1994           1995            1996          1997            1998
                                                            ----           ----            ----          ----            ----
Net Asset Value
  Beginning of the Year                                    $351.63        $312.30         $374.62      $427.08
                                                           -------        -------         -------      -------

Income from Investment Operations
Net Investment Income                                         5.28           3.47            3.08         2.52

Net Gains or (Losses) on Investments
  (both realized and unrealized)                            (30.54)        114.91           74.80        95.67
                                                            -------        ------           -----        -----

         Total from Investment Operations                   (25.26)        118.38           77.88        98.19
                                                            -------        ------           -----        -----

Less Distributions
Distributions from Net Investment Income                     (5.15)         (3.48)          (3.08)       (2.52)

Distributions From Net Realized Capital Gains                (8.92)        (52.58)         (22.34)     (123.15)

Distributions from Paid-in Capital                            0.00           0.00            0.00         0.00
                                                              ----           ----            ----         ----

         Total Distributions                                (14.07)        (56.06)         (25.42)     (125.67)
                                                            -------        -------         -------     --------

Net Asset Value, End of Year                               $312.30        $374.62         $427.08      $399.60
                                                           =======        =======         =======      =======

Total Return (%)                                             (7.07)         38.03           21.08        23.48

Ratio of Operating Expenses to
  Average Net Assets (%)                                      0.67           0.71            0.69         0.67

Ratio of Net Investment Income to
  Average Net Assets (%)                                      1.61           0.92            0.79         0.52

Portfolio Turnover Rate (%)                                    140             242            207          214

Net Assets,
  End of Period (000)                                     $667,127        $921,444     $1,142,660   $1,425,719

                                 Venture Value
                                 -------------

                                                     October 31, 1994                  Year Ended December 31
                                                     ----------------      -----------------------------------------------
                                                            to
                                                    December 31, 1994      1995           1996            1997        1998
                                                    -----------------      ----           ----            ----        ----
Net Asset Value, Beginning of Period                        $10.00         $ 9.62          $13.10         $16.09
                                                            ------         ------          ------         ------
Income from Investment Operations
Net Investment Income                                         0.03           0.10            0.13           0.18

Net Gains or (Losses) on Investments
  (both realized and unrealized)                             (0.38)          3.68            3.26           5.20
                                                            ------         ------          ------         ------

         Total from Investment Operations                    (0.35)          3.78            3.39           5.38
                                                            ------         ------          ------         ------
Less Distributions
Distributions from Net Investment Income                     (0.03)         (0.10)          (0.13)         (0.14)

Distributions from Net Realized
  Capital Gains                                               0.00          (0.20)          (0.27)         (0.53)

         Total Distributions                                 (0.03)         (0.30)          (0.40)         (0.67)
                                                            ------         ------          ------         ------

Net Asset Value, End of Period                              $ 9.62         $13.10          $16.09         $20.80
                                                            ======         ======          ======         ======

Total Return (%)                                             (3.50)(b)      39.28           25.84          33.50
Ratio of Operating Expenses to
  Average Net Assets (%)(d)                                   0.90(c)        0.90            0.90           0.90
Ratio of Net Investment Income to
  Average Net Assets (%)                                      2.54(c)        1.39            1.25           0.94
Portfolio Turnover Rate (%)                                      1(c)          20              18             17

Net Assets,
  End of Period (000)                                       $3,371        $35,045        $108,189       $280,448

The Ratio of Operating Expenses to Average Net
Assets without giving effect to the voluntary expense
limitation would have been (%)(d)                             3.97(c)        1.51            0.96           0.90

----------
(a)  Commencement of operations.
(b)  Not computed on an annualized basis.
(c)  Computed on an annualized basis.
(d) During the periods presented, NEIM has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.90% of average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total expenses in such subsequent year to exceed the 0.90% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                                   Small Cap
                                   ---------

                                                       May 2, 1994(a)                    Year Ended December 31
                                                            to             -----------------------------------------------------
                                                     December 31, 1994     1995           1996            1997              1998
                                                     ----------------      ----           ----            ----              ----
Net Asset Value, Beginning of Period                       $100.00         $96.61         $118.80        $144.29
                                                           -------         ------         -------        -------
Income from Investment Operations
Net Investment Income                                         0.14           0.85            1.05           1.22

Net Gains of (Losses) on Investments
  (both realized and unrealized)                             (3.38)         26.93           35.03          34.11
                                                           -------         ------         -------        -------

         Total from Investment Operations                    (3.24)         27.78           36.08          35.33
                                                           -------         ------         -------        -------

Less Distributions
Distributions from Net Investment Income                     (0.15)         (0.78)          (1.03)         (1.21)

Distributions from Net Realized Capital Gains                 0.00          (4.81)          (9.56)        (19.49)

         Total Distributions                                 (0.15)         (5.59)         (10.59)        (20.70)
                                                           -------         ------         -------        -------

Net Asset Value, End of Period                             $ 96.61        $118.80         $144.29        $158.92
                                                           =======        =======         =======        =======

Total Return (%)                                             (3.23)(b)      28.88           30.67          24.85
Ratio of Operating Expenses to
  Average Net Assets (%)(d)                                   1.00(c)        1.00            1.00           1.00
Ratio of Net Investment Income to
  Average Net Assets (%)                                      0.32(c)        1.26            1.15           0.97
Portfolio Turnover Rate (%)                                     80(c)          98              62             87

Net Assets,
  End of Period (000)                                       $3,105        $27,741         $89,194       $200,105

The Ratio of Operating Expenses to Average Net
Assets without giving effect to the voluntary expense
limitation would have been (%)(d)                             2.31(c)        1.91            1.29           1.14

--------
(a)  Commencement of operations.
(b)  Not computed on an annualized basis.
(c)  Computed on an annualized basis.
(d) During the periods presented, the Series' adviser voluntarily agreed to reduce its fees and, if necessary, to assume expenses of the Series in order to limit the Series' expenses to an annual rate of 1.00% of the Series' average daily net assets.

                                Midcap Value(a)
                                ---------------

                                                                          Year Ended December 31
                                                            ----------------------------------------------------

                                                            1994        1995         1996        1997       1998
                                                            ----        ----         ----        ----       ----
Net Asset Value, Beginning
     of Period                                            $113.67      $112.77      $142.44     $157.88
                                                          -------      -------      -------     -------
Income from Investment Operations
Net Investment Income                                        0.59         0.42         0.11        0.00

Net Gains of (Losses) on Investments
  (both realized and unrealized)                            (0.89)       33.80        24.88       27.12
                                                          -------      -------      -------     -------
Total from Investment Operations                            (0.30)       34.22        24.99       27.12
                                                          -------      -------      -------     -------

Less Distributions
Distributions from Net Investment
     Income                                                 (0.60)       (0.40)       (0.13)       0.00
Distributions from Net Realized
     Capital  Gains                                          0.00        (4.15)       (9.42)     (14.41)
Distributions From Paid-In Capital                           0.00         0.00         0.00        0.00
     Total Distributions                                    (0.60)       (4.55)       (9.55)     (14.41)
                                                          -------      -------      -------     -------

Net Asset Value, End of Period                            $112.77      $142.44      $157.88     $170.59
                                                          =======      =======      =======     =======

Total Return (%)                                            (0.27)       30.35        17.58       17.35
Ratio of Operating Expenses to
  Average Net Assets (%)(b)                                  0.84         0.85         0.85        0.85
Ratio of Net Investment Income to
  Average Net Assets (%)                                     0.67         0.37         0.08       (0.16)
Portfolio Turnover Rate (%)                                    67           58           65          49
Net Assets, End of Period (000)                           $25,622      $48,832      $82,667    $114,617
The Ratio of Operating Expenses to
  Average Net Assets without giving
   effect to the voluntary expense
   limitation would have been (%)(b)                         0.84         1.06         0.92        0.86

----------
(a) On May 1, 1998, GSAM succeeded Loomis, Sayles & Company, L.P. as subadviser to the Series.
(b) Prior to May 1, 1998, the Series' adviser voluntarily agreed to bear expenses of the Series (other than the advisory fees and any brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.15% of the Series' average daily net assets. Commencing May 1, 1998, NEIM has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.90% of average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the 0.90% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                               Growth and Income
                               -----------------

                                                                                 Year Ended December 31
                                                            ----------------------------------------------------------------

                                                            1994           1995           1996            1997          1998
                                                            ----           ----           ----            ----          ----
Net Asset Value, Beginning of Period                       $112.32        $109.03         $141.31        $151.77
                                                           -------        -------         -------        -------

Income from Investment Operations
Net Investment Income                                         1.90           1.77            1.78           1.37

Net Gains or (Losses) on Investments
  (both realized and unrealized)                             (3.25)         37.91           23.69          48.76
                                                             ------         -----           -----          -----

         Total from Investment Operations                    (1.35)         39.68           25.47          50.13
                                                             ------         -----           -----          -----

Less Distributions
Distributions from Net Investment Income                     (1.92)         (1.71)          (1.82)         (1.35)
Distributions from Net Realized Capital Gains                 0.00          (5.69)         (13.19)        (20.57)
Distributions in Excess of Net Realized
  Capital Gains                                               0.00           0.00            0.00           0.00
Distributions from Paid-In Capital                           (0.02)          0.00            0.00           0.00

         Total Distributions                                 (1.94)         (7.40)         (15.01)        (21.92)
                                                             ------         ------         -------        -------

Net Asset Value, End of Period                             $109.03        $141.31         $151.77        $179.98
                                                           =======        =======         =======        =======

Total Return (%)                                             (1.21)         36.46           18.10          33.48
Ratio of Operating Expenses to
  Average Net Assets (%)(a)                                   0.85           0.85            0.85           0.82
Ratio of Net Investment Income to
  Average Net Assets (%)                                      2.30           1.63            1.40           0.91
Portfolio Turnover Rate (%)                                    133             92             104             93

Net Assets,
   End of Period (000)                                     $22,934         $48,129        $82,330       $152,738

The Ratio of Operating Expenses to Average Net
Assets without giving effect to the voluntary expense
limitation would have been (%)(a)                             0.86            1.06           0.91           0.82

----------
(a) During the periods presented, the Series adviser voluntarily agreed to bear the expenses of the Series (other than the advisory fees and any brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.15% of the Series' average daily net assets. NEIM terminated this
      agreement on [    ], 1999.

                                   Stock Index
                                   -----------

                                                                                 Year Ended December 31
                                                            ---------------------------------------------------------------

                                                            1994           1995           1996          1997           1998
                                                            ----           ----           ----          ----           ----
Net Asset Value
  Beginning of the Year                                     $76.48        $ 75.35         $100.09      $119.62
                                                            ------        -------         -------      -------

Income from Investment Operations
Net Investment Income                                         1.80           1.88            1.91         1.86
Net Gains of (Losses) on Investments
  (both realized and unrealized)                             (0.92)         25.89           20.58        36.95
                                                             ------         -----           -----        -----
         Total from Investment Operations                     0.88          27.77           22.49        38.81
                                                              ----          -----           -----        -----

Less Distributions
Distributions from Net Investment Income                     (1.82)         (1.85)          (1.93)       (1.86)
Distributions from Net Realized Capital Gains                (0.16)         (1.18)          (1.03)       (0.67)
Distributions in Excess of Net Realized Capital
  Gains                                                       0.00           0.00            0.00        (0.14)
Distributions In Excess of Net Investment Income              0.00           0.00            0.00         0.00
Distributions From Paid-In Capital                           (0.03)          0.00            0.00         0.00
                                                             ------          ----            ----         ----

         Total Distributions                                 (2.01)         (3.03)          (2.96)       (2.67)
                                                             ------         ------          ------       ------

Net Asset Value, End of Year                               $ 75.35        $100.09         $119.62      $155.76
                                                           =======        =======         =======      =======

Total Return (%)                                              1.14          36.88           22.47        32.50

Ratio of Operating Expenses to
  Average Net Assets (%)(a)                                   0.33           0.40            0.40         0.40

Ratio of Net Investment Income to
  Average Net Assets (%)                                      2.59           2.20            1.84         1.41

Portfolio Turnover Rate (%)                                      2               5              4            3

Net Assets,
   End of Period (000)                                     $37,164         $58,671        $80,764     $126,584

The ratio of expenses without giving
  effect to the voluntary expense
  limitation would have been (%)(a)                            ___            0.54           0.50         0.43

--------
(a) During the periods presented, the Series' adviser has voluntarily agreed to bear the expenses of the Series (other than advisory fees and any brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.15% of the Series' average daily net assets. NEIM
         terminated this agreement on [     ], 1999.

                              International Equity
                              --------------------

                                                                                      Year Ended December 31
                                                     October 31, 1994      --------------------------------------------
                                                            to
                                                    December 31, 1994       1995          1996       1997        1998
                                                    -----------------       ----          ----       ----        ----
Net Asset Value, Beginning of Period                      $10.00           $10.23        $10.73     $11.29
                                                          ------           ------        ------     ------

Income from Investment Operations
Net Investment Income                                       0.03             0.09          0.06       0.08
Net Gains or (Losses) on Investments
  (both realized and unrealized)                            0.23             0.53          0.68      (0.23)
                                                            ----             ----          ----      ------
         Total from Investment Operations                   0.26             0.62          0.74      (0.15)
                                                            ----             ----          ----      ------

Less Distributions
Distributions from Net Investment Income                   (0.02)           (0.09)        (0.02)     (0.09)
Distributions in Excess of Net Investment Income            0.00            (0.03)         0.00       0.00
Distributions from Net Realized Capital Gains               0.00             0.00         (0.16)     (0.08)
Distributions in Excess of Net Realized Capital Gains       0.00             0.00          0.00      (0.11)
Distributions From Paid-In Capital                         (0.01)            0.00          0.00       0.00
                                                           ------            ----          -----      ----
         Total Distributions                               (0.03)           (0.12)        (0.18)     (0.28)
                                                           ------           ------        ------     ------

Net Asset Value, End of the Period                        $10.23           $10.73        $11.29     $10.86
                                                          ======           ======        ======     ======

Total Return (%)                                            2.60(c)          6.03          6.87      (1.30)
Ratio of Operating Expenses to
  Average Net Assets (%)(e)                                 1.30(d)          1.30          1.30       1.30
Ratio of Net Investment Income to
  Average Net Assets (%)                                    2.56(d)          1.29          0.67       0.96
Portfolio Turnover Rate (%)                                    4(d)            89            64        115

Net Assets,
   End of Period (000)                                    $2,989          $16,268       $39,392    $53,035

The Ratio of Operating Expenses to Average Net
Assets without giving effect to the voluntary expense
limitation would have been (%)(e)                           5.38(d)          3.12          1.66       1.59
----------

(a) On May 1, 1997, MSAM succeeded Draycott Partners, Ltd. as investment subadviser of the Series.
(b)  Commencement of operations.
(c)  Not computed on an annualized basis.
(d)  Computed on an annualized basis.
(e) During the periods presented, NEIM has agreed to pay operating expenses of the Series in excess of an annual expense limit of 1.30% of average daily net assets, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent the charge does not cause the total expenses in such subsequent year to exceed the 1.30% expense limit; provided, however, that the Series is not obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred.

                             NEW ENGLAND ZENITH FUND
                501 Boylston Street, Boston, Massachusetts 02117
                                 (800) 356-5015


Statement of Additional Information (SAI)
-----------------------------------------

The Fund's SAI contains more detailed information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is a part of this prospectus for legal purposes.

Shareholder Reports
-------------------

The Fund's annual and semi-annual reports to shareholders contain additional information about each Series. The Fund's annual report discusses the market conditions and investment strategies that significantly affected each Series' performance during its last fiscal year. The financial statements in the Fund's most recent annual report to shareholders are incorporate by reference into this prospectus.

To obtain copies of these materials:
------------------------------------

You may obtain free copies of the SAI or shareholder reports, request other information about a Series, or make shareholder inquiries by writing to New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116.

You may review and copy information about the Fund, including the SAI and shareholder reports, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Internet at http://www.sec.gov. You may get copies of this information, upon payment of a duplication fee, by writing the Public Reference Station of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

New England Zenith Fund's Investment Company Act file number is 811-3728.

                             NEW ENGLAND ZENITH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1999








This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus of New England Zenith Fund dated May 1, 1999 (the "Prospectus"), and should only be read in conjunction therewith. A copy of the Prospectus may be obtained from New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116.

                                TABLE OF CONTENTS





                                                                          Page
                                                                          ----

Investment Objectives and Policies

Investment Restrictions

Miscellaneous Investment Practices

Determination of Net Asset Values

Fund Performance

Trustees and Officers

Advisory Arrangements

Expense Deferrals and Limits

Distribution Agreement

Other Services

Portfolio Transactions and Brokerage

Description of the Fund

Appendix A-1 (Description of Bond Ratings)

Appendix A-2 (Description of Commercial Paper Ratings)

Appendix B

Appendix C

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and principal investment strategies of each Series (collectively and individually the "Series") of New England Zenith Fund (the "Fund") are set forth in Sections II and III of the Prospectus. There can be no assurance that a Series will achieve its objective. The investment policies of each Series set forth in the Prospectus and in this Statement of Additional Information may be changed without shareholder approval, except for any policy as to which the Prospectus or this Statement of Additional Information explicitly indicates that such approval is required, and except for the investment objectives of Money Market, Bond Income, Capital Growth, Growth and Income, Stock Index, Managed and Small Cap, which have fundamental investment objectives.

     The terms "shareholder approval" and "approval of a majority of the outstanding voting securities," as used in the Prospectus and this Statement of Additional Information, mean, with respect to a Series, approval by the lesser of (i) 67% of the shares of the Series represented at a meeting at which more than 50% of the outstanding shares of such Series are represented or (ii) more than 50% of the outstanding shares of such Series.

Morgan Stanley International Magnum Equity Series

     International Equity seeks long-term capital appreciation through investment primarily in international equity securities. The production of any current income is incidental to this objective. Morgan Stanley Asset Management Inc. ("MSAM") is subadviser to International Equity. On December 1, 1998, MSAM changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business under certain circumstances (including as subadviser to International Equity) using the name Morgan Stanley Asset Management.

     MSAM seeks to achieve International Equity's investment objective by investing the Series' assets primarily in common and preferred stocks, convertible securities, rights or warrants to purchase common stocks and other equity securities of non-U.S. issuers, in accordance with the EAFE country (as defined below) weightings determined by MSAM. The equity securities in which the Series may invest may be denominated in any currency.

     The countries in which the Series will primarily invest are those comprising the Morgan Stanley Capital International EAFE Index (the "EAFE Index"), which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country," and collectively the "EAFE countries"). The Series may invest up to 5% of its assets in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the Series will be invested in equity securities of issuers in at least three countries outside the United States.

     Although the Series intends to invest primarily in equity securities listed on a stock exchange in an EAFE country, the Series may invest without limit in equity securities that are traded over the counter or that are not admitted to listing on a stock exchange or dealt in on a regulated market. As a result of the absence of a public trading market, such securities may pose liquidity risks.

     MSAM's approach is to establish regional allocation strategies. By analyzing a variety of macroeconomics and political factors, MSAM develops fundamental projections on comparative interest rates, currencies, corporate profits and economic growth among the various regions represented in the EAFE Index. These projections will be used to establish regional allocation strategies. Within these regional allocations, MSAM then selects equity securities among issuers of a region.

     MSAM's approach in selecting among equity securities within a region comprised of EAFE countries is oriented towards individual stock selection and is value driven. MSAM identifies those equity securities which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues. In selecting investments, MSAM utilizes the research of a number of sources, including Morgan Stanley Capital International, an affiliate of the subadviser located in Geneva, Switzerland. The Series' holdings are regularly reviewed and subjected to fundamental analysis to determine whether they continue to conform to MSAM's investment criteria. Equity securities which no longer conform to such investment criteria will be sold.

     Although the Series anticipates being fully invested in equity securities of EAFE countries, the Series may invest, under normal circumstances for cash management purposes, up to 35% of its total assets in certain short-term (less than twelve months to maturity) and medium -term (not greater than five years to maturity) debt securities or hold cash.

     Although the Series' objective is long-term capital appreciation, it frequently sells securities to reflect changes in market, industry or individual company conditions or outlook even though it may only have held those securities for a short period.

As a result of these policies, the Series, under certain market conditions, may experience high portfolio turnover, although specific portfolio turnover rates are impossible to predict. In recent years, the portfolio turnover rate of the Series has fluctuated considerably as a result of strategic shifts in portfolio holdings designed to maintain an optimum portfolio structure in view of general market conditions and movements in individual stock prices. After taking over the portfolio on May 1, 1997, MSAM restructured the portfolio through a program trade. Brokerage costs associated with such trade did not exceed more than 2% of the Series' average net asset value.

Alger Equity Growth Series

     Equity Growth's investment objective is to seek long-term capital appreciation. The Series' assets will be invested primarily in a diversified, actively managed portfolio of equity securities, primarily of companies having a total market capitalization of $1 billion or greater. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress, or may be companies providing products or services with a high unit volume growth rate.

     The Series' subadviser, Fred Alger Management, Inc. ("Alger Management"), seeks to achieve its objective by investing in equity securities, such as common or preferred stocks or securities convertible into or exchangeable for equity securities, including warrants and rights. Except during temporary defensive periods, the Series invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater; the Series may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion. The Series anticipates that it will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.

     The Series may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes.

     The Series (with respect to 35% of its total assets) may also purchase money market instruments and repurchase agreements. With respect to 15% of its net assets, the Series may purchase restricted securities, including Rule 144A securities, and enter into short sales "against the box."

     The Series may lend securities it owns so long as such loans do not exceed 33 1/3% of the Series' total assets.

     Although Equity Growth's objective is long-term capital appreciation, it frequently sells securities to reflect changes in market, industry or individual company conditions or outlook even though it may only have held those securities for a short period. As a result of these policies, the Series, under certain market conditions, may experience high portfolio turnover, although specific portfolio turnover rates are impossible to predict. In recent years, the portfolio turnover rate of the Series has fluctuated considerably as a result of strategic shifts in portfolio holdings designed to maintain an optimum portfolio structure in view of general market conditions and movements in individual stock prices.

Capital Growth Series

     Capital Growth seeks long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. Most of the Series' investments are normally in common stocks, although the Series may invest in any type of equity securities. Equity securities include common stocks and securities convertible into common stocks. Equity securities are volatile investments, subject to price declines as well as advances, and involve greater risks than some other investment media.

     As disclosed in the Prospectus, Capital Growth seeks to attain its investment objective of long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. The selection of common stocks for Capital Growth's investment portfolio is based on the assessment of the Series' adviser, Capital Growth Management Limited Partnership ("CGM"), that the common stock is attractively priced relative to its earnings and growth potential.

     The Series does not consider current income as a significant factor in selecting its investments. However, during periods when management considers that economic or market conditions make it desirable, the Series may take a defensive position by investing a substantial portion of its assets in cash or fixed-income securities (bonds, notes and money market instruments). No estimate can be made as to when or for how long the Series will employ such defensive strategies; however, in the past, such periods have been as long as one year.

     The Series does not currently intend to invest in restricted securities, options or warrants although, subject to its investment restrictions, it may do so in the future. See "Investment Restrictions."

     Although the Series' objective is long-term capital growth, it frequently sells securities to reflect changes in market, industry or individual company conditions or outlook even though it may only have held those securities for a short period. As a result of these policies, the Series, under certain market conditions, may experience high portfolio turnover, although specific portfolio turnover rates are impossible to predict. In recent years, the portfolio turnover rate of the Series has fluctuated considerably as a result of strategic shifts in portfolio holdings designed to maintain an optimum portfolio structure in view of general market conditions and movements in individual stock prices.

Davis Venture Value Series

     Venture Value's investment objective is growth of capital. The Series seeks to achieve its objective by investing primarily in domestic common stocks that its subadviser, Selected Advisers, L.P. ("Davis Selected"), believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $5 billion. It may also invest in issues with smaller capitalizations.

     The Series may invest in foreign securities, and may hedge currency fluctuation risks related thereto. The Series may invest in U.S. registered investment companies that primarily invest in foreign securities, provided that no such investment may cause more than 10% of the Series' total assets to be invested in such companies. The Series may invest in restricted securities, which may include Rule 144A securities.

     The Series may write covered call options on its portfolio securities, but currently intends to write such options only to the extent that less than 5% of its net assets would be subject to the options.

     The Series may lend securities it owns so long as such loans do not exceed 5% of the Series' net assets.

Goldman Sachs Midcap Value Series

     Midcap Value seeks to provide investors with long-term capital appreciation. Goldman Sachs Asset Management ("GSAM") invests, under normal circumstances, substantially all of the Series' assets in equity securities and at least 65% of its total assets in equity securities of companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment. Such range varies over time, and as of December 31, 1998, was between $1 billion and $10 billion. If the capitalization of an issuer increases above or decreases below this range after purchase of such issuer's securities, the Series may, but is not required to, sell the securities. Dividend income, if any, is an incidental consideration.

     GSAM evaluates securities using a value approach, employing fundamental analysis to identify securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth potential, future cash flows and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM's view of the quality include the competitiveness and degree of regulation in markets in which the issuer operates, the existence of a management team with a record of success, the position of the issuer in markets in which it operates, the level of the issuer's financial leverage and the sustainable return on capital invested in the business. The Series may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

     The Series may invest up to 35% of its total assets in fixed-income securities, including up to 10% of its total assets in high yield debt (as defined in "Miscellaneous Investment Practices - Lower Rated Fixed-income Securities"). In addition, although the Series will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including up to 15% of its assets in securities of issuers in emerging markets (as from time to time determined by GSAM) and securities quoted in foreign currencies.

     The Series may lend securities it owns so long as such loans do not exceed 33 1/3% of the Series' total assets.

     The Series may make short sales "against the box" but will not invest more than 25% of the Series net assets (determined at the time of the short sale) in such short sales against the box.

Loomis Sayles Small Cap Series

     Small Cap's investment objective is long-term capital growth from investments in common stocks or their equivalents.

     Loomis, Sayles & Company, L.P. ("Loomis Sayles") manages the Series by investing primarily in stocks of small capitalization companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. Normally the Series will invest 65% of its assets in companies with market capitalization, at the time of investment, in the range of the market capitalization of those companies which make up the Russell 2000 Index, which have better than average growth rates, below-average price/earnings ratios and strong balance sheets and cash flow. Loomis Sayles seeks to build a core small-cap portfolio of solid growth stocks, but with an additional emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

     Under unusual market conditions as determined by Loomis Sayles, all or any portion of the Series may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash. In addition, under normal conditions, a portion of the Series' assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by a major rating agency or, if unrated, determined to be of comparable quality by the subadviser, and repurchase agreements that are fully collateralized by cash, U.S. Government securities or high-quality money market instruments.

MFS Investor Series

     The Investors Series' investment objective is to provide reasonable current income and long-term growth and income.

     Under normal conditions, Massachusetts Financial Services Company ("MFS") will invest at least 65% of the Series' assets in equity securities of companies that are believed to have long-term prospects for growth and income.

     Consistent with its investment objective and policies described above, the Series may also invest up to 20% of its net assets in foreign securities (including emerging market securities) which are not traded on a U.S. exchange.

MFS Research Managers Series

     The Research Managers Series' investment objective is to provide long-term growth of capital and future income.

     The portfolio securities of the Series are selected by a committee of investment research analysts. This committee includes investment analysts employed by MFS and its affiliates. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective with their assigned industry responsibility.

     The Series policy is to invest a substantial proportion of its assets in equity securities of companies believed to possess better than average prospects for long term growth. A small proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on selection on progressive, well-managed companies. The Series' non-convertible debt investments, if any, may consist of "investment grade" securities (rated Baa or better by Moody's or better by S&P or by Fitch), and, with respect to no more than 10% of the Series' net assets, securities in the lower rated categories (rated Ba or lower by Moody's or BB or lower by S&P, by Fitch or by Duff & Phelps) or securities which the adviser believes to be of similar quality to these lower rated securities (commonly known as "junk bonds"). For a description of bond ratings, see Appendix A to this SAI.

     Consistent with this investment objective and policies described above, the Series may also invest up to 20% of its net assets in foreign securities (including emerging market securities) which are not traded on a U.S. exchange.

Westpeak Growth and Income Series

     As disclosed in the Prospectus, Growth and Income seeks long-term total return (capital appreciation and dividend income) through investment in equity securities, both in securities that the Series' subadviser, Westpeak Investment Advisors, L.P. ("Westpeak"), believes are undervalued ("value" style) and securities of companies that Westpeak believes have growth potential ("growth" style). Growth and Income will ordinarily invest substantially all of its assets in equity securities.

     The Series may engage in transactions in futures contracts solely for the purpose of maintaining full exposure of the portfolio to the movements of broad equity markets at times when the Series holds a cash position pending investment in stocks or in anticipation of redemptions.

     Although Growth and Income's objective is long-term total return, it may sell securities to reflect changes in Westpeak's assessment of the relative attractiveness of particular investments. As a result, Growth and Income, under certain market conditions, may experience high portfolio turnover. High portfolio turnover involves correspondingly higher brokerage commissions than would be experienced by a similar fund with lower turnover.

     The assets of Growth and Income that are not invested in equity securities will be held in cash or invested as described below under "Miscellaneous Investment Practices--Money Market Instruments."

Westpeak Stock Index Series

     As disclosed in the Prospectus, Stock Index uses the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index") as the standard of performance comparison. Westpeak believes that this index currently represents a significant percentage of the total market value of all United States publicly traded common stocks, is well known to investors, and is commonly regarded as representative of the performance of United States publicly traded common stocks taken as a whole.

     The S&P 500 Index is composed of 500 common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, which is not a sponsor of or in any other way affiliated with the Series, chooses the 500 stocks included in the S&P 500 Index on the basis of market value and industry diversification. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in the index. The stocks included in the S&P 500 Index may change from time to time.

     Stock Index is not managed through traditional methods of investment management, which typically attempt to use economic, financial and market analysis to select undervalued stocks or stocks of companies that may experience above-average growth, nor will the adverse financial situation of a company necessarily result in the elimination of its stock from Stock Index's portfolio. As described in the Prospectus, stocks will be selected in an attempt to mirror the performance of the S&P 500 Index. From time to time, adjustments may be made in Stock Index's investment portfolio, but such changes should be infrequent compared to those of most management investment companies. Westpeak currently expects that such adjustments will ordinarily be made on a monthly basis, but such adjustments could be made more or less frequently, depending on changes in the size of Stock Index, among other factors. As a consequence of the relative infrequency of portfolio adjustments, brokerage and other transaction costs are expected to be relatively low. However, these costs and other expenses may cause the return of Stock Index to be lower than the return of the S&P 500 Index. In addition, the relative infrequency of portfolio adjustments may result in increased tracking error, to the extent that new cash that has come into the Series is held, or invested in money market instruments and repurchase agreements, pending the next portfolio adjustment, rather than invested immediately in common stocks included in the S&P 500.

     It is Stock Index's policy to be fully invested in common stocks. However, Stock Index may hold a portion of its assets, which will not exceed 5% (not including additional cash that has come into the Series and is pending investment in common stocks), in cash to meet redemptions and other day-to-day operating expenses. The Series may also engage in futures transactions to reduce tracking error. ("Tracking error" is a statistical measure of the difference between the investment results of the Series, before taking into account the Series' expenses, and the investment results of the S&P 500 Index.) In addition, the Stock Index may invest cash temporarily in money market instruments and repurchase agreements, as described below under "Miscellaneous Investment Practices -- Money Market Instruments". Such temporary investments will only be made with cash held to maintain liquidity or pending investment, and will not be made for defensive purposes in the event or in anticipation of a general decline in the market prices of stocks in which the Series invests. A defensive investment posture is precluded by the Stock Index's investment objective to provide investment results that correspond to the price and yield performance of a universe of common stocks. Investors in Stock Index therefore bear the risk of general declines in stock prices in the stock markets.

     The index that Stock Index uses as a standard of comparison in seeking to achieve its objective may be changed without shareholder approval. At some time in the future, another index may be selected if such a standard of comparison is deemed more appropriate than the S&P 500 Index as an indicator of the performance of United States publicly traded common stocks.

Loomis Sayles Balanced Series

      The Series' investment objective is reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

     The Series is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on Loomis Sayles' view of the economic and investment outlook. Most of the Series' equity investments are normally in dividend-paying common stocks of recognized investment quality that are expected to achieve growth in earnings and dividends over the long term. Fixed-income securities include notes, bonds, non-convertible preferred stock and money market instruments. The Series may invest in adjustable rate mortgage securities, asset-backed securities and inverse floaters, subject to a limit of 5% of the Series' assets for each of these instruments. The Series may invest in securities rated BB or Ba or lower by S&P or Moody's (or in unrated securities that Loomis Sayles determines to be of comparable quality). During the fiscal year ended December 31, 1998, ____% of the average month-end net assets of the Series were invested in fixed-income securities rated in the rating category BB or Ba (just below investment grade) and ____% of such assets were invested in fixed-income securities rated below this level. The Series invests at least 25% of its assets in fixed-income securities and, under normal market conditions, more than 50% of its assets in equity securities. The Series also may invest in foreign securities.

Back Bay Advisors Managed Series

     The investment objective of the Managed Series is to provide a favorable total investment return through investment in a diversified portfolio. The Series portfolio is expected to include a mix of (1) common stocks, (2) notes and bonds and (3) money market instruments. These investments will be made in proportions that Back Bay Advisors deems appropriate for an investor who wishes to invest in a portfolio containing a diversified mix of assets.

     The text of the SAI following the caption "Investment Objective and Policies -- Back Bay Advisors Money Market Series," contains a description of the money market instruments in which the Managed Series may invest; for a fuller description, see "Miscellaneous Investment Practices--Money Market Instruments," below.

     It is expected that more often than not the investment portfolio of the Series will contain a higher proportion of common stocks than of notes and bonds, and a higher proportion of notes and bonds than of money market instruments. However, Back Bay Advisors will make variations in the proportions of each investment category in accordance with its assessment of the outlook for the economy and the financial markets and its judgment about the relative attractiveness of each asset type in light of economic conditions. The Series may also engage in futures transactions to manage its portfolio exposure to the risks of investment in common stocks or notes and bonds. The Series will engage in futures transactions only to the extent allowed by state law and regulations.

     The investment practices with respect to the common stock portion of the Series center upon selecting a portfolio of securities, drawn from the S&P 500 Index, which taken as a group can be characterized as high capitalization growth issues. A proprietary quantitative model is used to achieve an industry sector-neutral investment approach. In addition, as conditions warrant, a portion of the stock portfolio may be invested in "value" situations, as identified by Back Bay Advisors' quantitative model. In the future, however, the Series may, without shareholder approval, select a stock index other than the S&P 500 Index as the standard of comparison for the Series' common stock investments, or discontinue the practice of using a stock index as the standard of comparison for the common stock portion of the Series' portfolio. The Series may invest a limited portion of its assets in securities of foreign issuers and may invest in convertible securities.

     The portion of Managed Series' investment portfolio consisting of notes and bonds will be invested in bonds of the types in which the Bond Income Series is permitted to invest. These investments may include bonds rated B or higher by S&P or Moody's (or unrated bonds of similar quality). The risks associated with lesser rated and unrated bonds, commonly known as "high yield debt" or "junk bonds," are described under the heading "Miscellaneous Investment Practices." The Series will purchase and sell securities for the bond portion of its portfolio in anticipation of or in response to changes in yield relationships, markets or economic conditions. The bond portion of the Series' investment portfolio will also be invested to take advantage of temporary disparities in the relative values of certain sectors of the market for fixed-income securities. As a result of these policies, the bond portion of the Series' portfolio, under certain market conditions, may experience high portfolio turnover. During the fiscal year ended December 31, 1998, ___% of the average month-end net assets of the Series were invested in fixed-income securities rated in the rating category (BB or Ba) just below investment grade and no assets were invested in fixed-income securities rated below this level.

     Because the securities in its portfolio are subject to price declines as well as price advances, at times the net asset value per Managed Series share may be less than a shareholder's original cost. There can be no assurance that the Managed Series' investment objective will be attained.

Salomon Brothers Strategic Bond Opportunities Series

     The investment objective of Strategic Bond is to seek a high level of total return consistent with preservation of capital.

     Based upon the assessment by Salomon Brothers Asset Management Inc ("SBAM") of the relative risks and opportunities available in various market segments, assets will be allocated among U.S. Government obligations, mortgage backed securities, domestic and foreign corporate debt and sovereign debt securities rated investment grade (BBB or higher by S&P or Baa or higher by Moody's), or if unrated, but deemed to be of comparable quality in the subadviser's judgment, and domestic and foreign corporate debt and sovereign debt securities rated below investment grade. The Series may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions, in the form of participation in such Loans and assignments of all or a portion of such loans from third parties. See "Miscellaneous Investment Practices--Loan Participations and Assignments" below.

     Depending on market conditions, the Series may invest without limit in high yield debt, which involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than investments in higher-quality securities. Although SBAM does not anticipate investing in excess of 75% of the Series' assets in domestic and developing country debt securities that are rated below investment grade, the Series may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. Certain of the debt securities in which the Series may invest may be rated as low as "C" by Moody's or "D" by S&P or, if unrated, determined to be of comparable quality to securities so rated. Securities rated below investment grade quality are considered high yield, high risk securities and are commonly known as "high yield debt" or "junk bonds." See "Miscellaneous Investment Practices--Lower Rated Fixed-Income Securities" below. During the fiscal year ended December 31, 1998, ___% of the average month-end net assets of the Series were invested in fixed-income securities rated in the rating category (BB or Ba) just below investment grade and ___% of the Series assets were invested in fixed-income securities below this level. See Appendix A for more complete information on portfolio composition.

     In addition, the Series may invest in securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities, and may also invest in preferred stocks, convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities, privately placed debt securities, stripped mortgage securities, zero coupon securities and inverse floaters.

     The Series may, and SBAM anticipates that under certain market conditions it will, invest up to 100% of its assets in foreign securities, including Brady Bonds. Brady Bonds are debt obligations created through the exchange of commercial bank loans for new obligations under a plan introduced by former U.S. Treasury Secretary Nicholas Brady. See "Miscellaneous Investment Practices--High Yield/High Risk Foreign Sovereign Debt Securities" below. There is no limit on the value of the Series' assets that may be invested in the securities of any one country or in assets denominated in any one country's currency.

     The Series may also invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions and debt obligations issued or guaranteed by supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Such supranational issued instruments may be denominated in multi-national currency units.

     The Series currently intends to invest substantially all of its assets in fixed-income securities. In order to maintain liquidity, the Series may invest up to 20% of its assets in high-quality short-term money market instruments.

     The Series' subadviser has the discretion to select the range of maturities of the various fixed-income securities in which the Series will invest. The weighted average life of the Series may vary substantially from time to time depending on economic and market conditions.

     The Series may purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, financial futures contracts, fixed-income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions and enter into currency transactions. Interest rate transactions may take the form of swaps, structured notes, caps, floors and collars, and currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts. See "Futures and Other Hedging Transactions" under "Investment Risks" below and "Futures" in the Statement.

     The Series may lend securities it owns so long as such loans do not represent more than 20% of the Series' total assets.

     Although the Series' objective is a high level of total return consistent with the preservation of capital, it frequently sells securities to reflect changes in market, industry or individual company conditions or outlook even though it may only have held those securities for a short period. As a result of these policies, the Series, under certain market conditions, may experience high portfolio turnover, although specific portfolio turnover rates are impossible to predict. In recent years, the portfolio turnover rate of the Series has fluctuated considerably as a result of strategic shifts in portfolio holdings designed to maintain an optimum portfolio structure in view of general market conditions and movements in individual stock prices

Back Bay Advisors Bond Income Series

     The investment objective of the Series is to provide a high level of current income consistent with protection of capital. In general, fixed-income securities, such as the bonds in which the Series may invest, are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to market risk (the risk that the market value of the securities will change as a result of changes in market rates of interest). The Series may also invest in convertible securities and Rule 144A securities.

     At least 80% of the Series' assets will consist of securities rated AAA, AA, A, BBB or BB by S&P or Aaa, Aa, A or Baa by Moody's, or unrated but determined by Back Bay Advisors, the Series' subadviser, to be of comparable quality to securities in those rating categories. The Series may not invest more than 10% of its total net assets in obligations of foreign issuers. The Series will invest in these securities only when Back Bay Advisors believes the associated risks are minimal.

     Up to 20% of the Series' assets may be invested in securities rated BB or B by S&P or Ba or B by Moody's at the time of investment. The Series will not invest in any securities rated below B at the time of investment (or if unrated securities that Back Bay Advisors determines to be of comparable quality). During the fiscal year ended December 31, 1998, 19% of the average month-end net assets of the Series were invested in fixed-income securities rated in the rating category (BB or Ba) just below investment grade and no assets were invested in fixed-income securities rated below this level. Securities rated B or lower by S&P or Moody's (or unrated but determined to be of comparable quality by Back Bay Advisors) are considered high yield, high risk securities and are commonly known as "high yield debt" or "junk bonds." If a security held by the Series is downgraded below B, Back Bay Advisors will determine at that time whether the Series will continue to hold the security, taking into account the current conditions. See Appendix A for more complete information on portfolio composition.

     The Series may lend securities it owns so long as such loans do not exceed 15% of the Series' total assets.

     The average maturity of Bond Income Series' portfolio will usually be between five and fifteen years.

Salomon Brothers U.S. Government Series

     The U.S. Government Series' investment objective is to provide a high level of current income consistent with preservation of capital and maintenance of liquidity.

      SBAM seeks to achieve the Series' objective by investing primarily in debt obligations (including mortgage backed securities) issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities or derivative securities (such as collateralized mortgage obligations) backed by such securities.

     At least 80% of the total assets of the Series will be invested in:

          (1) mortgage backed securities guaranteed by the Government National Mortgage Association ("GNMA") which are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments when due, whether or not payments are actually made on the underlying mortgages;

          (2) U.S. Treasury obligations;

          (3) debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit but are not necessarily backed by the full faith and credit of the U.S. Government;

          (4) mortgage-related securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association ("FNMA"); and

          (5) collateralized mortgage obligations issued by private issuers for which the underlying mortgage backed securities serving as collateral are backed (i) by the credit of the U.S. Government agency or instrumentality which issues or guarantees the mortgage backed securities, or (ii) by the full faith and credit of the U.S. Government.

     Under normal market conditions, at least 65% of the Series' total assets will be invested in securities issued or guaranteed by the U.S. Government or an agency, authority or instrumentality thereof. For purposes of this policy, securities that are not issued or guaranteed by the U.S. Government or an agency, authority or instrumentality will not count toward the 65% minimum, even if they are backed by mortgages (or other collateral) that are so guaranteed.

     Any guarantee of the securities in which the Series invests runs only to principal and interest payments on the securities and not to the market value of such securities or the principal and interest payments on the underlying mortgages. In addition, the guarantee runs to the portfolio securities held by the Series and not to the purchase of shares of the Series.

     The Series may purchase or write options on securities, options on securities indices and options on futures contracts and may buy or sell futures on financial instruments and securities indices.

     Up to 20% of the total assets of the Series may be invested in marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase Baa or higher by Moody's or BBB or higher by S&P, or, if unrated, deemed by SBAM to be of comparable quality, convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities and privately placed debt securities.

     The Series may lend securities it owns so long as such loans do not represent more than 20% of the Series' total assets.

     Although the Series' objective is a high level of total return consistent with the preservation of capital, it frequently sells securities to reflect changes in market, industry or individual company conditions or outlook even though it may only have held those securities for a short period. As a result of these policies, the Series, under certain market conditions, may experience high portfolio turnover, although specific portfolio turnover rates are impossible to predict. In recent years, the portfolio turnover rate of the Series has fluctuated considerably as a result of strategic shifts in portfolio holdings designed to maintain an optimum portfolio structure in view of general market conditions and movements in individual stock prices.

Back Bay Advisors Money Market Series

     Money Market seeks the highest possible level of current income consistent with preservation of capital through investment in a managed portfolio of high quality money market instruments including: (1) obligations backed by the full faith and credit of the United States Government, such as bills, notes and bonds issued by the U.S. Treasury or by such government agencies as the Farmers' Home Administration or the Small Business Administration; (2) other obligations issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities, such as obligations of the Tennessee Valley Authority, Federal Land Banks and FNMA (together with full faith and credit obligations, "U.S. Government Securities"); (3) commercial paper and other corporate debt obligations rated in the highest rating category by

S&P or Moody's or, if unrated, of comparable quality as determined by Back Bay Advisors, the Series' subadviser, under guidelines approved by the Fund's Trustees; (4) repurchase agreements relating to any of the above and (5) obligations of banks or savings and loan associations (such as bankers' acceptances and certificates of deposit, including Eurodollar obligations of foreign branches of U.S. banks and dollar denominated obligations of U.S. and United Kingdom branches of foreign banks) whose net assets exceed $100,000,000.

     The Series may invest up to 100% of its assets in certificates of deposit, bankers' acceptances and other bank obligations.

     By investing only in high quality, short-term securities, the Series seeks to minimize credit risk and market risk. Credit risk is the risk that the obligor will default in the payment of principal and/or interest. In a repurchase agreement transaction, credit risk relates to the performance by the other party of its obligation to repurchase the underlying security from the Series. If the other party defaults on that obligation, the Series may face various delays and risks of loss. Market risk is the risk that the market value of the securities will change as a result of changes in market rates of interest. The Series expects that those changes will be relatively small and that the Series will be able to maintain the net asset value of its shares at a constant level of $100, although this cannot be assured.

     The Eurodollar obligations of foreign branches of U.S. banks and U.S. and United Kingdom branches of foreign banks in which the Series may invest may be subject to certain risks which do not apply to investments in obligations of domestic branches of U.S. banks. These risks may relate to foreign economic, political and legal developments and to the fact that foreign banks and foreign branches of U.S. banks may be subject to different regulatory requirements.

     For a fuller description of those money market instruments and some of the risks relating thereto, see "Miscellaneous Investment Practices - Money Market Instruments" below. Money Market will invest only in securities which the Series' subadviser acting pursuant to guidelines established by the Fund's Board of Trustees, has determined are of high quality and present minimal credit risk.

     All the Series' investments mature in less than 397 days and the average maturity of the Series' portfolio securities based on their dollar value will not exceed 90 days at the time of each investment. Money market instruments maturing in less than 397 days, tend to yield less than obligations of comparable quality having longer maturities. See "Determination of Net Asset Values" and "Fund Performance." Where obligations of greater than one year are used to secure the Series' repurchase agreements, the repurchase agreements themselves will have very short maturities. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Series will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable.

     In seeking to provide the highest possible level of current income consistent with preservation of capital, the Series may not necessarily invest in money market instruments paying the highest available yield at a particular time. The Series, consistent with its investment objective, attempts to maximize income by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Series may also invest to take advantage of what are believed to be temporary disparities in the yields of different segments of the high grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Series, may result in frequent changes in the Series' investment portfolio of money market instruments.

     The value of the securities in the Series' investment portfolio can be expected to vary inversely to changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of shares of the Series could require the sale of portfolio investments at a time when a sale might not be desirable.

                             INVESTMENT RESTRICTIONS

     The following is a description of restrictions on the investments to be made by the sixteen Series. Except as specifically listed below, and except for restrictions marked with an asterisk, these restrictions may not be changed without the approval of a majority of the outstanding voting securities of the relevant Series. Percentage tests regarding any investment restriction apply only at the time a Series is making that investment. State insurance laws and regulations may impose additional limitations on a Series' investments, including its ability to borrow, lend, and use options, futures, and other derivative instruments. In addition, these laws may require that a Series' investments meet additional diversification or other requirements.

Investment Restrictions Applicable to Capital Growth, Stock Index, Managed, Bond Income and Money Market

     Each of the Series listed above will not:

          (1) Purchase any securities (other than the U.S. Government securities) if, as a result, more than 5% of the Series' total assets (taken at current value) would be invested in securities of a single issuer; provided, however, that Stock Index and the Managed Series may each invest more than 5% (but not more than 25%) of its total assets (taken at current value) in the securities of a single issuer if securities of any such issuer represent more than 5%, capitalization weighted, of the stock index that the Series attempts to track;

          (2) Purchase any security (other than the U.S. Government/Securities) if, as a result, more than 25% of the Series' total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. In the case of Money Market and the Managed Series, this restriction does not apply to bank obligations;

          (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales, except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold; or deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (Any deposit or payment by Stock Index or the Managed Series of initial or maintenance margin in connection with futures contracts shall not be considered the purchase of a security on margin for the purposes of this restriction);

          (4) Acquire more than 10% of the total value of any class of the outstanding securities of any issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of any issuer;

          (5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of 10% of its total assets (taken at cost), or 5% of its total assets (taken at current value), whichever is lower; provided, however, that the Bond Income Series, Capital Growth and the Managed Series may make loans of their portfolio securities. (See "Loans of Portfolio Securities" above);

          (6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

          (7) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and trustees of the Fund or officers and directors of any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5% of the securities of that issuer;

          (8) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; or purchase any security restricted as to disposition under the federal securities laws; provided, however, that, subject to the Fund's limitation on illiquid investments stated below, each of the Bond Income Series, Capital Growth and the Managed Series may invest up to 10% of its total assets (taken at current value) in such restricted securities;

          (9) Make investments for the purpose of exercising control or management;

          (10) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with MetLife or its affiliates, Back Bay Advisors, CGM, Westpeak or accounts under their management to reduce acquisition costs, to average prices among such accounts to facilitate such transactions, is not considered participating in a trading account in securities);

          (11) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction, and except that the Bond Income Series, Capital Growth, Stock Index and the Managed Series may invest in securities of other investment companies by purchases in the open market involving only customary broker's commissions. (Under the Investment Company Act of 1940 (the "1940 Act") each Series generally may not (a) invest more than 10% of its total assets (taken at current value) in the securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of that Series' total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company);

          (12) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts (except that Stock Index and the Managed Series may buy or sell futures contracts on stock indexes and the Managed Series may buy or sell interest rate futures contracts) or real estate. This restriction does not prevent any Series from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts;

          (13) Pledge, mortgage or hypothecate more than 15% of its total assets (taken at cost).

     Restrictions (1) and (2) apply to securities subject to repurchase agreements but not to the repurchase agreements themselves.

     Each of the Series listed above will not purchase any illiquid security if, as a result, more than 15% (10% in the case of Money Market) of its net assets (taken at current value) would be invested in such securities.

Investment Restrictions Applicable to Individual Series

     In addition to the foregoing investment restrictions, the following investment restrictions are applicable to individual Series as noted below.

Back Bay Advisors Money Market Series

     Money Market will not:

          (1) Make loans, except by purchase of debt obligations in which the Series may invest consistently with its objective and investment policies. This restriction does not apply to repurchase agreements.

          (2) Write or purchase puts, calls or combinations thereof.

Back Bay Advisors Bond Income Series

      The Bond Income Series will not:

          (1) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness which are part of an issue to the public or to financial institutions, by entering into repurchase agreements or by lending portfolio securities to the extent set forth above under "Miscellaneous Investment Practices--Lending of Portfolio Securities" below;

          (2) Write or purchase puts, calls or a combination thereof, except that the Back Bay Advisors Bond Income Series may purchase warrants or other rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or a part of, a unit offering involving other securities.

     In order to comply with certain state requirements applicable to restriction (13) above, as a matter of operating policy subject to change without shareholder approval, the Series will not pledge more than 2% of its assets.

Capital Growth; Stock Index Series

     Neither Capital Growth nor the Stock Index will:

     Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes, and similar evidences of indebtedness which are a part of an issue to the public or to financial institutions, by entering into repurchase agreements or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices--Lending of Portfolio Securities" below;

     (2) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities;

     (3) Write options or warrants.

     As a matter of operating policy subject to change without shareholder approval, Capital Growth will not make loans of its portfolio securities. In order to comply with certain state requirements applicable to restriction (13) above, as a matter of operating policy subject to change without shareholder approval, neither Capital Growth nor Stock Index will pledge more than 2% of its assets.

Back Bay Advisors Managed Series

     The Managed Series will not:

          (1) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness which are a part of an issue to the public or to financial institutions, by entering into repurchase agreements, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices--Lending of Portfolio Securities" below;

          (2) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities; provided, however, that the Managed Series may, without regard to the foregoing percentage limit, purchase warrants or other rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or a part of a unit offering involving, other securities.

     In order to comply with certain state requirements applicable to restriction (13) above, as a matter of operating policy subject to change without shareholder approval, the Managed Series will not pledge more than 2% of its assets.

Investment Restrictions Applicable to Small Cap, International Equity, Equity Growth, Venture Value, Midcap Value, Growth and Income, Balanced, Strategic Bond and U.S. Government Series

     Each of the Series listed above will not:

     *(1)   With respect to 75% of the Series' total assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Series' total assets (taken at current value) would then be invested in securities of a single issuer;

     (2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Series' total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

     *(3)   Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold; or deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Series of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

     *(4)   With respect to 75% of the Series' total assets acquire more than
     10% of the outstanding voting securities of an issuer;

     (5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

     *(6)   Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

     (7) Make loans, except by entering into repurchase agreements (including reverse repurchase agreements) or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness which are a part of an issue to the public or to financial institutions, or through the lending of the Series' portfolio securities to the extent set forth under "Investment Risks--Lending of Portfolio Securities" above;

     (8) Buy or sell real estate or commodities or commodity contracts, except that the Series may buy and sell futures contracts and option. Each Series may enter into foreign exchange contracts and may also enter into swap agreements and other financial transactions not requiring the delivery of physical commodities. (This restriction does not prevent the Series from purchasing securities of companies investing in the foregoing);

     (9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     *(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities for a Series with that Series' adviser or subadviser or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction);

     *(11) Write, purchase or sell options except that the Series may (a) write, purchase and sell put and call options on securities, securities indices, currencies, futures contracts, swap contracts and other similar investments, (b) enter into currency forward contracts, and (c) invest in structured notes;

     *(12) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities;

     (13) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Fund's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

     For purposes of restriction (5), reverse repurchase agreements are not considered borrowings.

MFS Investors  and Research Managers Series

     Neither of the above Series shall:

     (1) borrow amounts from banks in excess of 33 1/3% of its assets including amounts borrowed;

     (2) underwrite securities issued by other persons except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling a portfolio security;

     (3) purchase or sell real estate (including limited partnership interest but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trust, which deal in real estate or interests therein), interest in oil, gas, or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Series reserve the freedom of action to hold and sell real estate, mineral leases, commodities or commodities contracts (including currencies and any type of option, futures contract and forward contracts) acquired as a result of the ownership of securities;

(4) issue any senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contracts and futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

(5) make loans to other persons. For these purposes, the purchase of commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Series' assets in repurchase agreements shall not be considered the making of a loan; or

(6) purchase any securities of an issuer of a particular industry, if as a result, 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by such obligations);

*(7)   invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g. trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Series' assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Series' limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act, but are deemed to be liquid by the Board of Trustees (or its delegee), will not be subject to this 15% limitation;

Variable Contract Related Investment Restrictions

     Separate accounts supporting variable life insurance and variable annuity contracts are subject to certain diversification requirements imposed by regulations adopted under the Code. Because the Fund is intended as an investment vehicle for variable life insurance and variable annuity separate accounts, Section 817(h) of the Internal Revenue Code requires that the Fund's investments, and accordingly the investments of each Series, be "adequately diversified" in accordance with Regulations promulgated by the Department of the Treasury. Failure to do so means the variable life insurance and variable annuity contracts would cease to qualify as life insurance and annuities for federal tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury. The Fund intends to comply with these requirements.

                       MISCELLANEOUS INVESTMENT PRACTICES

     The following information relates to some of the certain investment practices in which certain Series may engage. The table indicates which Series may engage in each of these practices.

Practices                              Series
---------                              ------
Money Market Instruments               All Series

Repurchase                             All Series

U.S. Government Securities             All Series

Equity Securities                      Small Cap, International Equity, Equity
                                       Growth, Capital Growth, Midcap Value,
                                       Venture Value, Growth and Income, Stock
                                       Index, Balanced, Managed, Investors,
                                       Research Managers

Fixed-income Securities                All Series

Lower Rated Fixed Income Securities    Midcap Value, Balanced, Managed,
(High Yield Debt)                      Strategic Bond, Bond Income, Research
                                       Managers

Foreign Securities                     All Series except Stock Index and Money
                                       Market

Illiquid Securities                    All Series

Convertible Securities                 International Equity, Equity Growth,
                                       Capital Growth, Midcap Value, Balanced,
                                       Managed, Strategic Bond, Bond Income,
                                       Investors, Research Managers

Reverse Repurchase Agreements and      Strategic Bond, U.S. Government
Dollar Rolls

Lending of Portfolio Securities        International Equity, Equity Growth,
                                       Venture Value, Midcap Value, Managed,
                                       Strategic Bond, Bond Income, U.S.
                                       Government, Investors, Research Managers

Privately-issued Mortgage Securities   Strategic Bond, U.S. Government, Midcap
                                       Value

Asset-backed Securities; Types of      Midcap Value, Balanced, Strategic Bond,
Credit Support                         U.S. Government

STRIPs                                 Midcap Value, Balanced, Strategic Bond,
                                       U.S. Government

Stripped Mortgage Securities           Midcap Value, Balanced, Strategic Bond,
                                       U.S. Government

Swaps, Caps, Floors, Collars, Etc.     Midcap Value, Strategic Bond

Eurodollar Futures and Options         Strategic Bond, U.S. Government

High Yield/High Risk Foreign           Strategic Bond, Investors
Sovereign Debt Securities

Purchasing and Selling Futures         All Series except Money Market
(and options thereon)

Purchasing and Selling Options         All Series except Money Market
on Securities

Writing Options                        International Equity, Midcap Value,
                                       Venture Value, Strategic Bond, U.S.
                                       Government, Investors

Foreign Currency Transactions,         International Equity, Venture Value,
including Forward Contracts            Midcap Value Strategic Bond, Bond Income,
                                       Managed, Investors, Research Managers

Real Estate Investment Trusts          Small Cap, International Equity, Equity
                                       Growth, Capital Growth, Midcap Value,
                                       Venture Value, Growth and Income, Stock
                                       Index, Balanced, Managed, Investors,
                                       Research Managers

Emerging Markets                       Midcap Value, Strategic Bond, Investors,
                                       Research Managers

Collateralized Mortgage Obligations    Midcap Value, Balanced, Managed,
                                       Strategic Bond, Bond Income

Adjustable Rate U.S. Government        Midcap Value, Balanced, Strategic Bond,
Securities                             U.S. Government, Investors, Research
                                       Managers

Inverse Floaters                       Midcap Value, Balanced, Strategic Bond,
                                       U.S. Government

Structured Notes                       Midcap Value, Strategic Bond

Loan Participations and Assignments    Strategic Bond

When Issued Securities                 Small Cap, International Equity, Equity
                                       Growth, Midcap Value, Venture Value,
                                       Managed, Balanced, Bond Income, Strategic
                                       Bond, Investors

Forward Commitments                    Midcap Value Investors, Research Managers

Investment Company Securities          International Equity, Equity Growth,
                                       Midcap Value, Venture Value, Growth and
                                       Income, Stock Index, Managed, Investors,
                                       Research Managers

Short Sales Against the Box            International Equity, Equity Growth,
                                       Midcap Value, Investors

Zero Coupon Securities                 Balanced, Managed, Strategic Bond, U.S.
                                       Government

Money Market Instruments - Obligations of foreign branches of U.S. banks and
------------------------
other foreign securities are subject to risks of foreign political, economic and legal developments, which include foreign governmental restrictions adversely affecting payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. With respect to bank obligations, different risks may result from the fact that foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches will be purchased by the Series only when the Series' adviser or subadviser believes the risks are minimal.

     The following constitutes a description of the money market instruments which may be purchased by the Back Bay Advisors Money Market Series, and by any of the Series, some of which may only invest for temporary defensive purposes.

     U.S. Government Securities -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government. Some obligations, such as those issued by the U.S. Treasury, the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration, are backed by the full faith and credit of the U.S. Treasury. Other obligations are backed by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

     In addition, Midcap Value, together with other registered investment companies managed by Goldman Sachs Asset Management or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

     Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

     Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Eurodollar Obligations -- are obligations of foreign branches of U.S.
banks.

     Commercial Paper -- refers to promissory notes issued by corporations in order to finance their short-term credit needs. For a description of commercial paper ratings see Appendix A-2.

     Repurchase Agreements - Agreements by which a Series purchases a security
     ---------------------
(usually a U.S. Government Security) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Series the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Series may be able to exercise rights with respect to the underlying security, including possible disposition of the security in the market. However, the Series may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Series seeks to enforce its rights thereto,
(b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

     U.S. Government Securities - The Series may invest in some or all of the
     --------------------------
following U.S. Government Securities, as well as in other types of securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities:

     U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

     U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

     "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

     "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

     "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

     U.S. Government Securities often do not involve the same credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Series' net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Series' average maturity is longer, under certain market conditions, a Series may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

     Equity Securities - The Series listed above may invest in equity
     -----------------
securities. Equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Series may sometimes decrease instead of increase. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of a Series that invests in companies with smaller capitalization, therefore, may fluctuate more widely than market averages.

     Fixed-income Securities - The Series listed above may invest in
     -----------------------
fixed-income securities. Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed-income security can be expected to rise when interest rates decline and conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Series the principal on the security before it is due, thus depriving the Series of a favorable stream of future interest or dividend payments. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Series would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a "call option" and redeem the security during times of declining interest rates, a Series may realize a capital loss on its investment if the security was purchased at a premium and a Series may be forced to replace the called security with a lower yielding security.

The short-term and medium-term fixed-income securities in which International Equity may invest consists of (a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development ("OECD"), including the United States; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks organized under the laws of any member states of the OECD, including the United States, denominated in any currency; (c) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member states of the OECD, including the United States, meeting the Series' credit quality standards, provided that no more than 20% of the Series' assets is invested in any one of such issuers. The short-term and medium-term securities in which the Series may invest will be rated investment grade, or if unrated, determined to be of comparable quality by MSAM.

Because interest rates vary, it is impossible to predict the income for any particular period of a Series that invests in fixed-income securities. Fluctuations in the value of a Series' investments in fixed-income securities will cause a Series' net asset value to increase or decrease.

     Lower Rated Fixed-income Securities (High Yield Debt) Each Series listed
     -----------------------------------------------------
above may invest in high yield debt. The Balanced Series, the Managed Series and Strategic Bond Series may invest 100% of their total assets in high yield debt. Bond Income may invest 20% of its total assets, and each of Midcap Value and the Research Managers Series may invest 10% of their total assets, in high yield debt. Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality, are considered high yield, high risk securities and are commonly known as "high yield debt" or "junk bonds". Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The ability of a Series investing in lower quality fixed-income securities to achieve its investment objective may be more dependent on the relevant adviser's or subadviser's own credit analysis than it would be for a Series investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to "Appendix A-1--Description of Bond Ratings."

     Foreign Securities - Each of the Series listed above may invest in
     ------------------
securities of issuers organized or headquartered outside the United States or primarily traded outside the United States ("foreign securities"). International Equity and Strategic Bond may invest up 100% of their total assets in foreign securities. Each of the following Series will not purchase a foreign security if, as a result, the Series' holdings of foreign securities would exceed the indicated percentage of the Series' total assets: Bond Income 10%; Small Cap and U.S. Government, 20%; Midcap Value 25%; Investors, 75%; and Research Managers, 20%.

     Although investing in foreign securities may increase a Series' diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Series' receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

     A Series' investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

     Since most foreign securities are denominated in foreign currencies or trade primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Series investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Changes in the value relative to the U.S. dollar of a foreign currency in which a Series' holdings are denominated will result in a change in the U.S. dollar value of the Series' assets and the Series' income available for distribution.

     In addition, although part of a Series' income may be received or realized in foreign currencies, the Series will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Series' income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Series could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Series accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

     Each Series may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

     Illiquid Securities - Each Series may invest up to 15% of its assets (10%
     -------------------
in the case of the Back Bay Advisors Money Market Series) in "illiquid securities," that is, securities which are not readily resalable, including securities whose disposition is restricted by federal securities laws. The Series may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the Series' adviser or subadviser has determined, under guidelines established by the Fund's trustees, that the particular issue of Rule 144A securities is liquid.

     Convertible Securities - The Series listed above may invest in convertible
     ----------------------
securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

     Reverse Repurchase Agreements and Dollar Rolls - The Series may enter into
     ----------------------------------------------
reverse repurchase agreements and dollar rolls with qualified institutions to seek to enhance returns.

     Reverse repurchase agreements involve sales by a Series of portfolio assets concurrently with an agreement by that Series to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Series continues to receive principal and interest payments on these securities.

     The Series may enter into dollar rolls in which a Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

     The Series will establish a segregated account with its custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Series may decline below the price of the securities the Series has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are considered borrowings by the Series.

     Lending of Portfolio Securities - The Series listed above may lend its
     -------------------------------
portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Series will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction described herein. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Series. A Series pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees.

     Privately-issued Mortgage Securities - The Series listed above may invest
     ------------------------------------
in privately-issued pass through securities that provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations ("CMOs"; see the general description under "Investment Risks" in the Prospectus). Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Series will not limit its investments to asset-backed securities with credit enhancements.

     Asset-backed Securities -  As with mortgage securities, asset-backed
     -----------------------
securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Series will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, many such securities are widely traded by brokers and dealers, and in such cases will not be considered illiquid securities for the purposes of the investment policy that limits a Series' investments in illiquid securities to 15% of net assets.

     Types of Credit Support - Mortgage securities and asset-backed securities
     -----------------------
are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Examples of credit support arising out of the structure of the transaction include "senior subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     STRIPS - In addition to the U.S. Government Securities discussed above, the
     ------
Series listed above may invest in separately traded interest components of securities issued or guaranteed by the United States Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts independently.

     Stripped Mortgage Securities - Stripped mortgage securities are derivative
     ----------------------------
multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Series invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally treated as illiquid.

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in a top rating category.

     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of other mortgage securities, like other debt instruments, will tend to move in the opposite direction of interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described herein, may reduce fluctuations in a Series' net asset value.

     In addition to the stripped mortgage securities described above, the Series listed above may invest in similar securities such as "Super POs," "Levered IOs" and "IOettes," all of which are more volatile than conventional POs or IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Series may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the Series.

     Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the portfolio.

     Swaps, Caps, Floors, Collars, Etc. - The Series listed above may enter into
     ---------------------------------
interest rate, currency and index swaps, the purchase or sale of related caps, floors and collars and other derivatives. A Series will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date. A Series will use these transactions for non-speculative purposes and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Series with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference currencies.

     A Series will usually enter into interest rate swaps on a net basis, that is, two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. To the extent that a Series maintains in a segregated account with its custodian liquid assets sufficient to meet its obligations under swaps, caps, floors, collars and other similar derivatives (see below) these investments will not constitute senior securities under the 1940 Act, as amended, and, thus, will not be treated as being subject to the Series' borrowing restrictions. A Series will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by that Series' subadviser. If a counterparty defaults, the Series may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

     The liquidity of swap agreements will be determined by a Series' subadviser based on various factors, including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in illiquid securities.

     Each Series will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Series enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Series' accrued obligations under the swap agreement over the accrued amount the Series is entitled to receive under the agreement. If a Series enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Series' accrued obligations under the agreement.

     Eurodollar Futures and Options - The Series listed above may make
     ------------------------------
investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Series might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

     High Yield/High Risk Foreign Sovereign Debt Securities - The Series listed
     ------------------------------------------------------
above (up to 75% of the net assets of Investors Series) may invest in these bonds, which are typically issued by developing or emerging countries, whose ability to pay principal and interest may be adversely affected by many factors, including high rates of inflation, high interest rates, currency exchange rate fluctuations or difficulties, political uncertainty or instability, the country's cash flow position, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, the policy of the International Monetary Fund, the World Bank and other international agencies, the obligor's balance of payments, including export performance, its access to international credit and investments, fluctuations in the international prices of commodities which it imports or exports and the extent of its foreign reserves and access to foreign exchange. Currency devaluations may also adversely affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

     If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms or other requirements. Failure to meet such conditions may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

     A Series may invest in the sovereign debt of foreign countries which have issued or have announced plans to issue Brady Bonds, and expect that a substantial portion of their investments in sovereign debt securities will consist of Brady Bonds. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by then U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a Series will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. A Series may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

     A Series may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

     Sovereign obligors in developing and emerging countries have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness including among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Series may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Series' holdings.

Futures and Options on Futures - The Series listed above may purchase and sell
------------------------------
futures and options on futures.

     Futures Contracts. A futures contract is an agreement between two parties to buy and sell a commodity or financial instrument (e.g., an interest-bearing security, a currency or, in the case of futures contracts on the S&P 500 Index, the value of the basket of securities comprising the Index) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index.

     When a trader, such as a Series, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker, as "initial margin," an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills) equal to approximately 2% to 20% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin" or "maintenance margin." A Series with a long position in a futures contract will establish a segregated account with the Series' custodian containing liquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Series will establish a segregated account with the custodian with liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms may require actual delivery and acceptance of securities, in most cases the contracts are closed out before settlement. Closing out a futures sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is effected by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

     Stock Index may purchase and sell futures contracts on the S&P 500 Index solely for the purpose of reducing the risk of tracking error arising from holding cash from new investments in the Series or in anticipation of shareholder redemptions. The Managed Series may purchase and sell futures contracts on interest-bearing securities or indices thereof, or on indices of stock prices (such as the S&P 500 Index), to increase or decrease its portfolio exposure to common stocks or to increase or decrease its portfolio exposure to notes and bonds. Growth and Income may engage in transactions in futures contracts solely for the purpose of maintaining full exposure of the portfolio to the movements of broad equity markets at times when the Series holds a cash position pending investment in stocks or in anticipation of redemptions.

     Options on Futures. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission.

     For a discussion of additional risks related to futures and options, see the discussion below.

     Options on Securities - An option on a security entitles the holder to
     ---------------------
receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange. For a discussion of additional risks related to futures and options, see the discussion below.

     Risks Related to Futures and Options. The purchase and sale of futures contracts, options on Futures, and options on securities or indexes and options involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts or options and movements in the price of the underlying securities or index. The Series' use of futures contracts or options will not be fully effective unless the Series can compensate for such imperfect correlation. There is no assurance that the Series will be able to effect such compensation.

     The correlation between the price movement of a futures contract or option and the related security (or index) may be distorted due to differences in the nature of the markets. If the price of the futures contract or option moves more than the price of the security or index, the Series would experience either a loss or a gain on the future or option that is not completely offset by movements in the price of the security or index. In an attempt to compensate for imperfect price movement correlations, a Series may purchase or sell futures contracts or options in a greater amount than the related securities or index position if the volatility of the related securities or index is historically greater than the volatility of the futures contracts or options. Conversely, the Series may purchase or sell fewer contracts or options if the volatility of the price of the securities or index is historically less than that of the contracts or options.

     There are many reasons why changes in the values of futures contracts or options may not correlate perfectly with changes in the value of the underlying security or index. For example, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for index futures or options may not correspond perfectly to hours of trading on the exchange where the underlying securities trade. This may result in a disparity between the price of futures or options and the value of the underlying security or index due to the lack of continuous arbitrage between the futures or options price and the value of the underlying security or index. Hedging transactions using securities indices also involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged (since a Series will typically not own all of the securities included in a particular index.)

     Price movement correlation also may be distorted by the limited liquidity of certain futures or options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instance, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market generally enhances its liquidity. Nonetheless, speculative trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and related options are established or closed out only on an exchange or board of trade regulated by the Commodity Futures Trading Commission. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

     An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Series would have to exercise the option in order to realize any profit. If the Series that has written an option is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Because the specific procedures for trading foreign futures and options on futures exchanges are still evolving, additional or different margin requirements as well as settlement procedures may be applicable to foreign futures and options at the time the Series purchases foreign futures or options.

     The successful use of transactions in futures and options depends in part on the ability of the Series to forecast correctly the direction and extent of interest rate or securities price movements within a given time frame. To the extent interest rates or securities prices move in a direction opposite to that anticipated, a Series may realize a loss that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or securities prices move during the period that the Series holds futures or options positions, the Series will pay the cost of taking those positions (i.e., brokerage costs). As a result, the Series' total return for such period may be less than if it had not engaged in the futures or option transaction.

     Future Developments. The above discussion relates to the Series' proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Series may also use additional types of futures contracts or options and other similar or related investment techniques.

     Writing Options - The Series listed above may write covered call or put
     ---------------
options. A call option on a futures contract written by a Series is considered by the Series to be covered if the Series owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Series is considered to be covered if the Series owns a security deliverable under the option. A written call option is also covered if the Series holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in liquid assets in a segregated account with its custodian.

     A put option on a futures contract written by a Series, or a put option on a security written by a Series, is covered if the Series maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with the Series' custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Series to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Series to write another put option secured by the segregated cash or other liquid assets used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Series investments. If a Series desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Series will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Series will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e. a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Series will have a net gain from the options transaction, and the Series' total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Series when the put options are closed.

     An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Series will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Series, there can be no assurance that the Series will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Series might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Series cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organization.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that over-the-counter options on U.S. Government Securities and the assets used as cover for written over-the-counter options on U.S. Government Securities should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government Securities is the other party to an option contract written by a mutual fund such as a Series, and such Series has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Series only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which
(i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

     Foreign Currency Transactions, including Forward Contracts - The Series
     ----------------------------------------------------------
listed above may engage in foreign currency transactions to protect against a change in the foreign currency exchange rate between the date on which a Series contracts to purchase or sell a security that settles in a foreign currency and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Series might purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. Each Series may also purchase options on foreign currencies. If conditions warrant, a Series may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Series will maintain cash or other liquid assets in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Series' liquid holdings that settle in the relevant currency and the Series' outstanding net obligations under currency forward contracts in that currency, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Series' use of currency hedging transactions may be limited by tax considerations. The Series may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures and Options on Futures" and "Risks related to Futures and Options" above. Each Series may use foreign currency transactions for hedging purposes only.

     Real Estate Investment Trusts ("REITs") - The Series listed above may
     ---------------------------------------
invest in REITs, which are pooled investment vehicles which invest primarily in investment in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Series, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The Series will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Series.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risk of financing projects. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

     Emerging Markets - The Series listed above may invest in the securities of
     ----------------
issuers in emerging countries (up to the limit of each Series' ability to invest in foreign securities, except that Midcap Value may invest up to 15% of its total assets in securities of issuers in emerging countries). Investing in securities of issuers in emerging countries involves risks in addition to those discussed in the Prospectus under "Foreign Securities." Emerging countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. The Series' purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Series, the subadviser, its affiliates and their respective clients and other service providers. The Series may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

     Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign countries or limit investment by foreign countries to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Series. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that the Series may invest in such countries only through other investment funds in such countries. See "Investment Company Securities." below.

     Collaterallized Mortgage Obligations - The Series listed above may invest
     ------------------------------------
in collateralized mortgage obligations (a"CMO"). A CMO is a debt security collateralized by a portfolio of mortgages or mortgage securities held under a trust indenture. In some cases, the underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof, but the obligations purchased by a Series will in many cases not be so issued or guaranteed. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. The early retirement of a particular class or series of CMO held by a Series would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security.

     Adjustable Rate Mortgage Securities - The Series listed above may invest in
     -----------------------------------
Adjustable Rate Mortgage Securities ("ARM"). An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed rate mortgage securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

     Inverse Floaters - The Series listed above may invest in inverse floaters,
     ----------------
which are derivative mortgage securities. Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates, sometimes, at an accelerated rate. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the Series invest (with the exception of stripped mortgage securities). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters are generally illiquid.

     Structured Notes - The Series listed above may invest in a broad category
     ----------------
of instruments known as "structured notes." These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or "spread") between two or more external factors (such as the U.S. prime lending rate and the London Inter-Bank Offering Rate). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the U.S. Treasury bill rate does not exceed some specified maximum); but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply increased or reduced.

     Structured notes can serve many different purposes in the management of the Series. For example, they can be used to increase the Series' exposure to changes in the value of assets that the Series would not ordinarily purchase directly (such as gold or oil). They can also be used to hedge the risks associated with other investments the Series holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in market interest rates, the value of the structured note would generally move in the opposite direction to the value of traditional debt obligations, thus moderating the effect of interest rate changes in the value of the Series' portfolio as a whole.

     Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. The risk is in addition to the risk that the issuer's obligations (and thus the value of the Series' investment) will be reduced because of changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Series would be unable to dispose of the investment prior to maturity. (The Series is not permitted to invest more than 15% of its net assets in illiquid investments.) As with all investments, successful use of structured notes depends in significant part on the accuracy of the subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply.

     Loan Participations and Assignments - Strategic Bond may invest in fixed
     -----------------------------------
and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Series may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically will result in the Series having a contractual relationship only with the Lender, not with the borrower. The Series will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. When the Series purchases Assignments from Lenders, the Series will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

     The Series may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Series anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Series' ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Series currently intends to treat all investments in Participations and Assignments as illiquid.

     When-Issued Securities - The Series listed above may invest in when-issued
     ----------------------
securities. If the value of a "when-issued" security being purchased falls between the time a Series commits to buy it and the payment date, the Series may sustain a loss. The risk of this loss is in addition to the Series' risk of loss on the securities actually in its portfolio at the time. In addition, when the Series buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Series may be lower than the yield available on other, comparable securities at the time of delivery. The Series will maintain assets in a segregated account in an amount sufficient to satisfy its outstanding obligations to buy securities on a "when-issued" basis.

     Forward Commitments - Midcap Value may purchase securities on a forward
     -------------------
commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. The Series is required to hold and maintain in a segregated account with the custodian until three-days prior to settlement date, cash, or liquid assets in amount sufficient to meet the purchase price. Alternatively, the Series may enter into offsetting contracts for the forward sale of other securities it owns. The purchase of securities on a forward commitment basis involves risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Series will generally purchase securities on a forward commitment basis with the intention of acquiring such securities for its portfolio, the Series may dispose of forward commitments prior to settlement if the subadviser deems it appropriate to do so.

     Investment Company Securities - The Series listed above, other than
     -----------------------------
Investors and Research Managers, may invest up to 10% of their assets in securities of other investment companies ("funds"). Investors and Research Managers may invest in funds to the extent permitted by the 1940 Act. Because of restrictions on direct investment by U.S. entities in certain countries, a Series may choose to invest indirectly in such countries by purchasing shares of another fund that is permitted to invest in such countries, which may be the most practical or efficient way for the Series to invest in such countries. In other cases, where the Series' adviser or subadviser desires to make only a relatively small investment in a particular country, investing through a fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, a Series will bear its share of the expenses of that investment company. These expenses are in addition to the Series' own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. Venture Value may only invest in securities of investment companies investing primarily in foreign securities.

     Midcap Value and the Managed Series may also purchase Standard and Poor's Depository Receipts ("SPDRs"). SPDRs are interests in a unit investment trust which is designed to track the S&P 500 Index. SPDRs may be obtained from the issuer or purchased in the secondary market. (SPDRs are listed on the American Stock Exchange).

     Short Sales "Against the Box"- The Series listed above may engage in short
     ----------------------------
sales "against the box." A short sale is a transaction in which a party borrows a security and then sells the borrowed security to another party. The Series may engage in short sales, but only if the Series owns (or has the right to acquire without further consideration) the security it has sold short, a practice known as selling short "against the box." Short sales against the box may protect the Series against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, a subadviser does not want to sell the security.

     Zero Coupon Securities - The Series listed above may invest in zero coupon
     ----------------------
securities. Zero coupon securities involve special risk considerations. Zero coupon securities include debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When such a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value.

The difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the return on their investment will be. Certain other zero coupon securities which also are sold at substantial discounts from their maturity value, provide for the commencement of regular interest payments at a deferred date.

Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The values of zero coupon securities appreciate more during periods of declining interest rates and depreciates more during periods of rising interest rates. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities are generally not traded on a national securities exchange, many such securities are widely traded by brokers and dealers and, if so, will not be considered illiquid.

Current federal income tax law requires the holder of a zero coupon security (as well as the holders of other securities, such as Brady Bonds, which may be acquired at a discount) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Series may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

                          RESOLVING MATERIAL CONFLICTS

     Currently, shares in the Fund are available only to separate accounts established by New England Financial ("NEF"), MetLife or their subsidiaries of as an investment vehicle for variable life insurance or variable annuity products. In the future, however, such shares may be offered to separate accounts of insurance companies unaffiliated with NEF or MetLife.

     A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners. Pursuant to conditions imposed in connection with related regulatory relief granted by the SEC, the Fund's Board of Trustees has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of insurance companies not affiliated with NEF or MetLife. Such events might include changes in state insurance law or federal income tax law, changes in investment management of any Series of the Fund or differences between voting instructions given by variable life insurance and variable annuity contract owners. Insurance companies investing in the Fund will be responsible for proposing and executing any necessary remedial action and the Board of Trustees has an obligation to determine whether such proposed action adequately remedies any such conflicts.

                        DETERMINATION OF NET ASSET VALUES

     The net asset value per share of each Series is determined as of the close of regular trading on the New York Stock Exchange on each day the New York Stock Exchange is open. The New York Stock Exchange is currently expected to be closed on weekend days and on the following holidays each year: New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Expenses of each Series are paid or accrued each day.

All Series (other than Money Market)

     Each Series other than Money Market values its securities in the manner set forth below.

     Equity securities traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, and equity securities not so traded are valued at the last reported bid price. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Series' adviser or subadviser acting under the supervision of the Board of Trustees, although the actual calculations may be made by a pricing service selected by the Series' adviser or subadviser and approved by the Board. Such valuations are determined by using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders.

     Fixed-income securities (other than short term obligations maturing in 60 days or less, which are valued using the amortized cost method which approximates market value) are valued on the basis of market valuations furnished by a pricing service selected by the Series' adviser or subadviser, pursuant to the authorization of the Board of Trustees. The pricing service employed will be one that determines valuations of normal institutional-sized trading units of long-term debt securities. Such valuations are determined by using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not available are valued at fair value as determined in good faith by the Series' adviser or subadviser acting under the supervision of the Board of Trustees, although the actual calculations may be made by a pricing service selected by the Series' adviser or subadviser and approved by the Board.

     An option written by a Series of the Fund generally will be valued at the last sale price or, in the absence of the last price, the last offer price. A futures contract will be valued at the unrealized gain or loss on the contract to the current settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after determination of the settlement price. When settlement price is not used, futures contracts will be valued at fair value as determined by or under the direction of the Fund's Board of Trustees.

     Securities traded primarily on an exchange outside the United States which closes before the close of the New York Stock Exchange generally will be valued for purposes of calculating a Series' net asset value at the last sale price on that non-U.S. exchange, except that when an occurrence after the closing of that exchange is likely to have materially changes such security's value as determined by or under the direction of the Fund's Board of Trustees.

     All other securities and assets of each Series are valued at their fair market value as determined in good faith by the adviser or subadviser of that Series (or pricing service selected by the adviser or subadviser) under the supervision of the Fund's Board of Trustees. The value of any assets for which the market price is expressed in terms of foreign currency will be translated into U.S. dollars at the prevailing market rate on the date of net asset value computation, or, if no such rate is quoted at such time, at such other appropriate rate as may be determined by or under the direction of the Fund's Board of Trustees.

Money Market

     The portfolio securities of Money Market will be valued at amortized cost. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter the values of securities purchased at a discount or premium are increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Money Market may at times be more or less than their market value.

     By using amortized cost valuation, the Money Market seeks to maintain a constant net asset value of $100 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share of the Money Market were not constant and were permitted to fluctuate with the market value of the portfolio securities of the Series. However, as a result of the following procedures, the Fund believes any difference will normally be minimal. Quarterly, the Fund's Trustees monitor the deviation between the net asset value per share of the Series as determined by using available market quotations and its amortized cost price per share. Back Bay Advisors makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 0.50% the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of Money Market and prevent material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations.

                                FUND PERFORMANCE
                             PERFORMANCE INFORMATION

     Information about the performance of the Series is set forth below and, from time to time, the Fund may use this information in advertisements. Performance information about a Series is based on that Series' past performance
--------------------------------------------------------------------------------
and is not intended to indicate future performance. The Fund serves as the
--------------------------------------------------
underlying investment vehicle for variable life insurance or variable annuity products and its shares cannot be purchased directly. Therefore, such performance information does not reflect any of the charges assessed against the insurance company separate accounts or the variable life insurance or variable annuity products for which the Fund serves as an investment vehicle.

     Each Series may include its total return in advertisements or other written material. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Series at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Total return reflects the bearing or deferral of certain expenses by NEF or NEIM. If these arrangements had not been in effect, certain Series' total return would have been lower (see "Effect of Expense Deferrals and Limits" below).

                                  Total Return

                                                                   Year Ended December 31,
                                             ----------------------------------------------------------------------
Series                                           1989       1990        1991       1992        1993        1994
------                                           ----       ----        ----       ----        ----        ----
Small Cap (1)                                     --         --          --         --          --        (3.2)%(1)

International Equity (2)                          --         --          --         --          --         2.6%(3)

Equity Growth                                     --         --          --         --          --        (4.2)%(3)

Capital Growth                                  30.8%      (3.5)%      54.0%      (6.1)%      15.0%       (7.1)%

Midcap Value (5)                                  --         --          --         --        14.7%(6)    (0.3)%

Venture Value                                     --         --          --         --          --        (3.5)%(3)

Growth and Income                                 --         --          --         --        14.2%(7)    (1.2)%

Stock Index (7)                                 30.2%      (4.1)%      30.4%       7.3%        9.7%        1.1%

Balanced Series                                   --         --          --         --          --        (0.1)%(3)

Managed Series                                  19.1%       3.2%       20.2%       6.7%       10.7%       (1.1)%

Strategic Bond                                    --         --          --         --          --        (1.4)%(3)

Bond Income                                     12.3%       8.1%       18.0%       8.2%       12.6%       (3.4)%

U.S. Government Series                            --         --          --         --          --         0.6%(3)

Money Market                                     9.2%       8.2%        6.2%       3.8%        3.0%        4.0%

S&P 500(9)                                      31.6%      (3.1)%      30.3%       7.6%       10.1%        1.3%

Lehman Intermediate Government/Corporate        12.8%       9.2%       14.6%       7.2%        8.8%       (2.0)%
Bond Index(10)

Consumer Price Index(11)                         4.7%       6.1%        3.1%       2.9%        2.8%        2.8%

Dow Jones Industrial Average(12)                32.2%      (1.0)%      24.2%       7.4%       16.9%        5.1%

                                                                                                                     Average
                                                                                             Average    Average      Annual
                                                                                             Annual     Annual       Total
                                                                                             Total      Total        Return
                                                                                             Return     Return       Since
                                                                                             For the    For the     Commence-
                                                                                               Ten        Five        ment
                                                          Year Ended December 31,             Years      Years    of Offering
                                                -------------------------------------------   Ending     Ending      through
Series                                            1995       1996       1997         1998    12/31/98   12/31/98    12/31/98
------                                            ----       ----       ----         ----    --------   --------    --------
Small Cap                                         28.9%      30.7%      24.9%                   --         --         21.3%

International Equity(2)                            6.0%       6.7%      (1.3)%                  --         --          4.4%

Equity Growth                                     48.8%      13.2%      25.6%                   --         --         25.0%

Capital Growth                                    38.0%      21.1%      23.5%                 13.9%      17.1%        23.2%(4)

Midcap Value                                      30.4%      17.6%      17.4%                   --         --         16.7%

Venture Value                                     39.3%      25.8%      33.5%                   --         --         25.3%

Growth and Income                                 36.5%      18.1%      33.5%                   --         --         27.2%

Stock Index                                       36.9%      22.5%      32.5%                 17.5%      19.8%      14.9%(8)

Balanced Series                                   24.8%      16.9%      16.2%                   --         --         18.1%

Managed Series                                    31.3%      15.1%      26.6%                 13.7%      15.9%          (8)

Strategic Bond Series                             19.4%      14.4%      11.1%                   --         --         13.5%

Bond Income                                       21.2%       4.6%      10.9%                  9.9%       8.9%        10.5%(4)

U.S. Government Series                            15.0%       3.3%       8.6%                   --         --          8.6%

Money Market                                       5.6%       5.1%       5.2%                  5.8%       4.6%         6.5%(4)

S&P 500(9)                                        37.4%      23.0%     33.32%                 20.2%      18.0%

Lehman Intermediate
Government/Corporate  Bond Index(10)              15.3%       2.9%       7.9                   6.6%       8.3%          --

                                                                                                                        --
Consumer Price Index(11)                           2.6%       3.3%       1.7%                  2.6%       3.4%          --
                                                                                                                        --
Dow Jones Industrial Average(12)                  37.0%      28.9%      24.9%                 22.0%      18.6%          --


     Represents unannualized total return for the period May 2, 1994, when Small Cap commenced operations, to December 31, 1994. The Series was not available through variable insurance or variable annuity products until October 31, 1994.

(2) Effective May 1, 1997, MSAM began managing the Series, succeeding Draycott Partners, Ltd.

(3) Represents unannualized total return for the period beginning October 31, 1994 when International Equity, Equity Growth, Venture Value, Balanced, Strategic Bond and U.S. Government Series commenced operations, to December 31, 1994.

(4) Capital Growth, Bond Income and Money Market commenced operations on August 26, 1983 and their Average Annual Total Returns From Commencement of Offering have been calculated for the period beginning with that date. These returns would not change if they had been calculated for the period beginning with September 1, 1983, which is the period for which the Average Annual Total Returns Since Commencement of Offering have been calculated for the S&P 500, Lehman Intermediate Government/Corporate Bond Index, Consumer Price Index and Dow Jones Industrial Average (unless otherwise indicated).

(5) On May 1, 1998, GSAM became subadviser to the Series, succeeding Loomis Sayles.

(6) Represents unannualized total return for the period beginning April 30, 1993, when the Goldman Sachs Midcap Value Series became publicly available. The total return information is not annualized for the period ended, to December 31, 1993.

(7) Represents unannualized total return for the period beginning April 30, 1993, when the Westpeak Growth and Income Series became publicly available. The total return information is not annualized for the period ended December 31, 1993.

(8) For the period beginning May 1, 1987 when the Managed Series and Stock Index became publicly available. Operations for the Series commenced on March 30, 1987, but the Westpeak Stock Index Series and Back Bay Advisors Managed Series did not become publicly available until May 1, 1987.

(9) Westpeak succeeded Back Bay Advisors as investment adviser to the Series on August 1, 1993.

(10) The S&P 500 is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Investment results shown assume the reinvestment of dividends.

(11) The Lehman Intermediate Government/Corporate Bond Index is a subset of the Lehman Government/Corporate Bond Index covering all issues with maturities between 1 and 10, years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies, and another Lehman index that is composed of taxable, fixed rate, publicly-issued, investment grade, non-convertible corporate debt obligations.

(12) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services.

(13) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

Calculations of Yield and Total Return
--------------------------------------

     Yield of the Balanced Series, Managed Series, Strategic Bond, Bond Income
     -------------------------------------------------------------------------
and the U.S. Government Series. The yield of each of these Series will be
------------------------------
computed in accordance with the SEC's standardized formula by annualizing net investment income per share for a recent 30-day period and dividing that amount by a share's net asset value (reduced by any earned income expected to be declared shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities.

     These Series' yield will vary from time to time depending upon market conditions, the composition of the Series' portfolio and the operating expenses of the Series. These factors and possible differences in the methods used in calculating yield should be considered when comparing the Series' yields to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Series' shares and to the relative risks associated with the investment objectives and policies of the Series. Yield information may be useful in reviewing such Series' performance and providing a basis for comparison with other investment alternatives, although the yields of the Series do not take into account any of the fees imposed in connection with the purchase of variable life insurance policies or variable annuity contracts offered by NEF or MetLife or their affiliates. Yield may be stated with or without giving effect to any expense limitations in effect for the Series.

     At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors are specifically advised that share prices, expressed as the net asset value per share, will vary just as yields will vary. An investor's focus on the yield of a Series to the exclusion of consideration of the share price may result in the investor's misunderstanding the total return he or she may derive from the Series.

     Yield of Money Market. Money Market's yield represents the net change,
     ---------------------
exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days) is calculated by dividing (i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 in order to determine such net change on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $100, in order to state the current yield as a percentage. Yield may also be calculated on an "effective" or a "compound" basis, which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period. Yield is calculated without regard to realized and unrealized gains and losses. The yield of Money Market will vary depending on prevailing interest rates, the operating expenses of Money Market and the quality, maturity and type of instruments held in the portfolio of Money Market. Yield information may be useful in reviewing Money Market's performance and providing a basis for comparison with other investment alternatives, although the yield of Money Market does not take into account any of the fees imposed in connection with the purchase of variable insurance policies or variable annuity contracts offered by NEF or MetLife their affiliates. However, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time, money market fund yields fluctuate. Consequently no yield quotation should be considered as representative of what the yield of Money Market may be for any specified period in the future.

     Calculation of Total Return.  As summarized in the Prospectus in Section
     ---------------------------
III, total return is a measure of the change in value of an investment in a Series over the period covered, which assumes that any dividends or capital gain distributions are automatically reinvested in the Series rather than paid to the investor in cash. Total return may be higher or lower than past performance, and there can be no assurance that any historical results will continue.

     The formula for total return used by a Series includes three steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in a Series all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment and annualizing the result for periods of less than one year. Total return reflects the bearing or deferral of certain expenses by NEF or NEIM. Total return would be lower for these Series if these expense arrangements had not been in effect. Total return does not reflect charges assessed against the insurance company separate accounts or the variable life insurance or variable annuity products for which the Fund serves as an investment vehicle. Total return may be stated alone or may be accompanied by investment return information for those separate accounts or the variable life insurance or variable annuity products.

Performance Comparisons
-----------------------

     Yield and Total Return.  Each Series may, from time to time, include its
     ----------------------
total return in advertisements or in other written information furnished to present and prospective owners of the variable life insurance and variable annuity contracts supported by the Fund. Balanced, Managed, Bond Income, U.S. Government, Strategic Bond and Money Market may, from time to time, also include their yield in such advertisements or other written information. These results may include comparisons to the yields of money market funds reporting to IBC/Donoghue's Money Fund Report ("Donoghue's Report"). In addition, each Series may, from time to time, provide a ranking of such performance figures relative to similar figures for mutual funds whose performance has been monitored by Lipper Analytical Services, Inc. ("Lipper"). Performance information about a Series is based on the Series' past performance and is not intended to indicate future performance.

     Donoghue's Report is an independent service that collects data from over 1,000 money market funds weekly and reports on the assets, 7- and 30-day yields, 12-month yields, average maturities and portfolio breakdowns of such funds. 12-month yields represent total return assuming reinvestment of dividends for up to one year.

     Lipper is an independent service that monitors the performance of over 750 variable annuity and variable life mutual funds, calculates total return and, in some cases, yield for such funds.

     Total return (and yield in the case of Bond Income, Money Market, Balanced, Managed, U.S. Government and Strategic Bond) may also be used to compare the performance of a Series against certain widely acknowledged standards or indices for stock and bond market performance, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, the Lehman Government/Corporate Bond Index, the Lehman Intermediate Government/Corporate Bond Index, the S&P/BARRA Growth Index, the S&P/BARRA Value Index, the Lipper Variable Balanced Fund Average, the Lipper Variable Growth and Income Average, the Lipper Variable A-Rated Corporate Bond Fund Average, the Lipper Variable Flexible Portfolio Fund Average, the Lipper Variable General Bond Fund Average, the Lipper Variable Growth Fund Average, the Lipper Variable International Fund Average, the Lipper Variable Intermediate Investment Grade Debt Fund Average, the Lipper Variable Small Company Fund Average, the Lipper Variable S&P 500 Index Fund Average, the Lipper Variable U.S. Mortgage and GNMA Fund Average, the Russell 2000 Index, the Russell 1000, the Russell Midcap Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Intermediate Government Bond Index and the Morgan Stanley Capital International Europe, AustraAsia, Far East Index, or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The S&P 500 Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 385 industrial, 15 transportation, 55 financial services and 45 utilities concerns.

     The Dow Jones Industrial Average ("DJIA") is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

     The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Bond Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

     The Lehman Intermediate Government/Corporate Bond Index is an unmanaged index of investment grade bonds issued by the U.S. Government and U.S. corporations having maturities between one and ten years.

     The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     The S&P/BARRA Growth Index is an unmanaged index of more than 150 large capitalization stocks that have high historical earnings growth and predicted above average earnings growth. The S&P/BARRA Value Index is an unmanaged index of more than 300 large capitalization stocks characterized by low price-to-book ratios, high yield and low price-to-earnings ratios. Both the S&P/BARRA Growth Index and the S&P/BARRA Value Index are compiled by BARRA.

     The Lipper International Fund Index is an index of 30 international funds which are determined to reflect the general movement of the entire universe of international funds tracked by Lipper Analytical Services.

     The Lipper Variable Balanced Fund Average is a measure of the performance of the largest open-end balanced mutual funds.

     The Lipper Variable Growth and Income Average represents a grouping of funds underlying annuity products which have growth and income as their investment objectives.

     The Lipper Variable A-Rated Corporate Bond Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     Lipper Variable Flexible Portfolio Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lipper Variable General Bond Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     Lipper Variable Growth Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lipper Variable International Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lipper Variable Intermediate Investment Grade Debt Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lipper Variable Small Company Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lipper Variable S&P 500 Index Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lehman Brothers Aggregate Bond Index is an index which includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations, most publicly issued investment grade corporate bonds, and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

     The Lehman Brothers Intermediate Government Bond Index is an index which includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations having maturities of one to ten years.

     The Russell 2000 Index is an unmanaged index which consists of 2000 small market capitalization stocks having an average market cap of $[ ] million.

     The Russell Midcap Index is an unmanaged index which consists of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index represents the largest 1000 U.S. companies.

     The Morgan Stanley Capital International Europe, AustralAsia, Far East Index is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East.

     From time to time, articles about a Series regarding performance, rankings and other Series characteristics may appear in national publications including, but not limited to, The Wall Street Journal, Forbes, Fortune, CDA Investment Technologies and Money Magazine (see Appendix B). In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints or portions of reprints of such articles, which may be include rankings that list the names of other funds and their performance, may be used as Fund or variable contract sales literature or advertising material.

                          EXPENSE DEFERRALS AND LIMITS

Voluntary Expense Agreement

Pursuant to the voluntary expense agreement relating to Small Cap, NEIM bears all the expenses (other than any brokerage costs, interest, taxes or extraordinary expenses) of the Series in excess of 1.00% of the Series' average daily net assets. NEIM may terminate this expense agreement at any time. As a result of the current voluntary expense agreement (and assuming the Series incur the same level of management fees as in 1998 and no taxes, interest or extraordinary expenses), Small Cap's expense ratio during this Prospectus' effectiveness, assuming the continuation of the voluntary expense agreement, is expected to be 1.00% of the Series' average daily net assets.

Expense Deferral Arrangement

      Pursuant to an expense deferral arrangement relating to the International Equity, Equity Growth, Venture Value, Midcap Value, Balanced, Strategic Bond, U.S. Government, Investors and Research Managers Series, NEIM has agreed to pay the expenses of the Series' operations (exclusive of any brokerage costs, interest, taxes, or extraordinary expenses) in excess of stated expense limits, which limits vary from Series to Series, subject to the obligation of the Series to repay NEIM such expenses in future years, if any, when a Series' expenses fall below the stated expense limit that pertains to that Series; such deferred expenses may be charged to a Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the Series' stated expense limit; provided, however, that no Series is obligated to repay any expense paid by NEIM more than two years after the end of the fiscal year in which such expense was incurred. The expense deferral arrangements can be prospectively discontinued by NEIM but any expenses that were deferred while a

Series' expense limit was in place can never be charged to that Series unless that Series' expenses fall below the limit. The expense limits (annual rates as a percentage of the Series net average daily net assets) are as follows:

Series                                Deferral Arrangement Under Expense Limit
----------------------------------    ----------------------------------------

International Equity                  1.30%
Equity Growth                         0.90%
Venture Value                         0.90%
Midcap Value                          0.90%
Balanced                              0.85%
Strategic Bond                        0.85%
U.S. Government                       0.70%
Investors                             0.90%
Research Managers                     0.90%

Additional Information About Expenses

     Each Series pays all expenses not borne by its adviser or subadviser or New England Securities, including, but not limited to, the charges and expenses of each Series' custodian, independent auditors and legal counsel for the Fund and its independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and preparing, printing and mailing prospectuses and reports to shareholders, and the compensation of trustees of the Fund who are not directors, officers or employees of NEF or its affiliates, other than affiliated registered investment companies.

     The table below sets forth the total expenses incurred by each Series during the year ended December 31, 1998 and what the Series' expenses would have been without the voluntary expenses agreement or expense deferral arrangement for the same period.

                                                                         Total Expenses
                                                                         (as a percentage of net assets)
                           Total Expenses                                without voluntary expense agreement
Series                     (as of a percentage of average net assets)    or expense deferral arrangement for the year
                           for the year ended December 31, 1998          ended December 31, 1998
-----------------------------------------------------------------------------------------------------------------------

Small Cap
International Equity
Equity Growth
Capital Growth
Midcap Value
Venture Value
Growth and Income
Stock Index
Balanced Series
Managed
Strategic Bond
Bond Income
U.S. Government
Money Market
Investors
Research Managers

     These expense figures do not include portfolio brokerage commissions, which are not deducted from the Series' assets in the same manner as other charges and expenses; rather, brokerage commissions are part of the purchase price paid for portfolio securities and reduce the proceeds received on the sale of portfolio securities.

     The table below sets forth restated total return information for the Series showing what such returns would have been without giving effect to the voluntary expense agreements or the expense deferral arrangement, as the case may be, in effect during the periods presented.

                                   1-Year Total Return    5-Year Average Annual      10-Year Average         Since-Inception
                                  Without Giving Effect        Total Return        Annual Total Return    Average Annual Return
                                   to Expense Deferral    Without Giving Effect      Without Giving       Without Giving Effect
                                     Arrangement or        to Expense Deferral      Effect to Expense        to the Expense
                                    Voluntary Expense         Arrangement or      Deferral Arrangement    Deferral Arrangement
                                       Agreements           Voluntary Expense     or Voluntary Expense    of Voluntary Expense
                                         for the                Agreements             Agreements          Agreements for the
                                       year ended          for the period ended      for the period       period ended 12/31/98
                                        12/31/98                 12/31/98                 ended                        --------
                                        --------                 --------               12/31/98
                                                                                        --------
Small Cap
(inception 5/1/94)                          %                       --                     --                       %

International  Equity                                               --                     --                       %
(inception (10/31/94)

Equity Growth                               %                       --                     --                       %
(inception 10/31/94)

Capital Growth
(inception 8/26/83)

Venture Value
(inception 10/31/94)

Midcap Value (b)
(inception 4/30/93)

Growth and Income
(inception 4/30/93)

Stock Index
(inception 5/1/87)

Balanced Series
(inception 10/31/94)

Managed Series
(inception 5/1/87)

Strategic Bond
(inception 10/31/94)

Bond Income
(inception 8/26/83)

U.S. Government Series
(inception 10/31/94)

Money Market
(inception 8/26/83)

(a) On May 1, 1997, MSAM succeeded Draycott Partners, Ltd. as subadviser to the Morgan Stanley International Magnum Equity Series.

(b) On May 1, 1998 GSAM succeeded Loomis Sayles as subadviser to the Goldman Sachs Midcap Value Series.

                              TRUSTEES AND OFFICERS

     The Fund's Board of Trustees supervises the affairs of the Fund as conducted by the Series' advisers and subadvisers. Pursuant to separate advisory agreements, and subject in each case to the supervision of the Fund's Board of Trustees, NEIM is the investment adviser of each of the Series except Capital Growth, for which CGM serves as investment adviser.

Trustees and officers of the Fund (ages in parentheses) and their principal occupations during the past five years or more are as follows:

NANCY HAWTHORNE (48) -- Trustee; Pilot House, Lewis Wharf, Boston, MA 02110;
                        -------
   formerly, Chief Executive Officer and Managing Partner, Hawthorne, Krauss and Associates (corporate financial advisor); Executive Vice President, Enterprise Transformation MediaOne, Inc. (a cable television company); Director, Perini Corporation (construction); Director, Avid Technologies (computer software company); Director, Commercial Union Assurance Co. (property and casualty insurance company)

JOSEPH M. HINCHEY (74) -- Trustee; 193 Wamphassuc Road, Stonington, CT 06378;
                          -------
   Retired; formerly, Senior Vice President-Finance, Analog Devices, Inc. (manufacturer of electronic devices); Trustee, Union College and Citizens Scholarship Foundation of America, Inc.

ROBERT B. KITTREDGE (78) -- Trustee; 21 Sturdivant Road, Cumberland Foreside, ME
                            -------
   04110; Retired; Trustee, CGM Trust and CGM Capital Development Fund; formerly, Vice President, General Counsel and Director, Loomis, Sayles & Company, Inc.

DALE ROGERS MARSHALL (62) -- Trustee; 26 East Main Street, Norton, MA 02766;
                             -------
   President, Wheaton College; formerly, Academic Dean, Wellesley College.

JOHN J. ARENA (62) -- Trustee; 330 Beacon Street, Boston, MA 02116; Retired;
                      -------
   formerly, Vice Chairman of the Board of Directors of Bay Banks, Inc. and President of Bay Banks Investment Management.

JOHN W. FLYNN (59) -- Trustee; 791 Main Street, Warren, RI 02885; Retired;
                      -------
   formerly, Vice Chairman, Chief Financial Officer, Fleet Financial Group.

JOHN T. LUDES (62) -- Trustee; 1700 E. Putnam Avenue, Old Greenwich, CT 06870;
                      -------
   President and Chief Operating Officer, American Brands (global conglomerate); formerly, President and CEO, Acushnet Company.

FREDERICK K. ZIMMERMANN* (47) -- Chairman of the Board, Chief Executive Officer,
                                 ----------------------------------------------
   President and Trustee; Chief Investment Officer and Executive Vice President,
   ---------------------
   NELICO; Chairman of the Board and President, NEIM; Director and Vice President - Investments, NEF until 1996; Chairman of the Board and President, New England Pension and Annuity Company.

ANNE M. GOGGIN* (50) -- Senior Vice President and Trustee; Senior Vice President
                        ---------------------------------
   and Associate General Counsel, NEF; Vice President, General Counsel, Secretary and Clerk, New England Securities Corp.

JOHN F. GUTHRIE (55) -- Senior Vice President; Vice President, NEF; Senior Vice
                        ---------------------
   President, NEIM

ALAN C. LELAND (46) -- Senior Vice President; Senior Vice President, NEF; Chief
                       ---------------------
   Financial Officer, NEIM

PETER DUFFY ( ) -- Treasurer; formerly, Executive Vice President, New England
                   ---------
   Funds, L.P.

THOMAS M. LENZ (40) -- Secretary; Counsel, NEF; Secretary and Clerk; NEIM
                       ---------
   (since December 1998); formerly, Vice President, State Street Bank and Trust Company from 1996 until December 1998; Senior Vice President U.S./Offshore Product Development and Associate General Counsel, Signature Financial Group, Inc. prior to 1996.

* Denotes trustee who is an "interested person" as defined in 1940 Act.

     Messrs. Arena, Hinchey and Zimmermann serve as members of the Executive Committee of the Board of Trustees. The Executive Committee is authorized to exercise broad decision-making responsibility on behalf of the Fund's Board of Trustees with respect to issues that require immediate response and for which it is difficult or impractical to contact all of the members of the Board within the time frame required for the decision.

     Previous positions during the past five years with NEF or its predecessor, New England Mutual Life Insurance Company or New England Funds, L.P. are omitted, if not materially different. The Fund's trustees also serve as managers of New England Variable Annuity Fund I ("NEVA"), for which New England Securities Corporation acts as a principal underwriter and CGM acts as investment adviser.

     Except as indicated above, the address of each trustee and officer of the Fund affiliated with NEF is 501 Boylston Street, Boston, Massachusetts 02116. The address of each trustee or officer of the Fund affiliated with New England Funds, L.P. or New England Securities Corporation is 399 Boylston Street, Boston, Massachusetts.

     [The officers and trustees of the Fund who are affiliates of CGM, NEIM, any subadviser of the Fund or NES receive no compensation from the Fund, for their services in such capacities, although they may receive compensation from NEF or New England Funds, L.P. for services rendered in other capacities.]

Trustees Fees
-------------

     The Fund pays no compensation to its officers or to its trustees who are interested persons thereof.

     Each trustee who is not an interested person of the Fund receives for serving as Trustee of the Fund and on the Board of Managers of NEVA a retainer fee at an annual rate of $20,000, and meeting attendance fees of $2,500 for each board meeting attended. In addition, the chairman of the Contract Review and Governance Committee receives a retainer at the annual rate of $6,000, and the chairman of the Audit Committee receives a retainer at the annual rate of $4,000. The compensation is allocated among the Series and NEVA based on a formula that takes into account, among other factors, the assets of each Series and NEVA.

     During the fiscal year ended December 31, 1998, the persons who were then trustees of the Fund received the amounts set forth below for serving as a trustee of the Fund and for also serving on the Board of Managers of NEVA.

                            Aggregate Compensation       Total Compensation from
                                 from the Fund              the Fund and NEVA
Name of Trustee                     in 1998                      in 1998
---------------                     -------                      -------
Nancy Hawthorne
Joseph M. Hinchey
Robert B. Kittredge
Laurens MacLure(b)
Dale Rogers Marshall
John J. Arena
John W. Flynn
John T. Ludes
----------------

     (a) Also includes compensation paid by the portfolios of the CGM Funds, a group of mutual funds for which CGM, the investment adviser of Capital Growth and NEVA, serves as investment adviser.

     (b)  Retired from service as a trustee of the Fund effective July 31, 1998

     The Fund provides no pension or retirement benefits to trustees, but has adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Series on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Series, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

     At [April 15, 1999,] the officers and trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund [or any Series].

                              ADVISORY ARRANGEMENTS

     Advisory Structure.  Pursuant to separate advisory agreements, each dated
     ------------------
August 30, 1996 (May 1, 1997 in the case of the International Equity and May 1, 1998 in the case of Midcap Value and May 1, 1999 in the case of the Investors and Research Managers Series), NEIM has agreed to manage the investment and reinvestment of assets of each Series other than the Capital Growth Series. NEIM has delegated certain of these responsibilities, including responsibility for determining what investments such Series should purchase, hold or sell and directing all trading for the Series' account, for each of the Series to subadvisers under subadvisory agreements described below. Pursuant to an advisory agreement dated August 30, 1996, CGM has agreed to manage the investment and reinvestment of the assets of Capital Growth.

     In each case, advisory services are provided subject to the supervision and control of the Fund's trustees. Each advisory agreement also provides that the relevant investment adviser will furnish or pay the expenses of the applicable Series for office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. CGM, in the case of Capital Growth, has subcontracted with NEIM to provide such services to that Series at no extra cost to the Series.

     NEIM (formerly named TNE Advisers, Inc.) is a wholly-owned subsidiary of New England Life Holdings, Inc., which is a wholly-owned subsidiary of NEF, which in turn is a wholly owned subsidiary of MetLife New England Holdings, Inc. ("MetLife Holdings"). MetLife Holdings is wholly owned MetLife. NEIM oversees, evaluates and monitors the subadvisers' provision of investment advisory services to all of the Series (except Capital Growth) and provides general business management and administration to all of the Series (except Capital Growth).

     Subject to the supervision of NEIM each subadviser, pursuant to Subadvisory Agreements dated August 30, 1996 (December 16, 1996 in the case of the Davis Venture Value Series, May 31, 1997 in the case of the Morgan Stanley International Magnum Equity Series, November 28, 1997 in the case of the Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U. S. Government Series and May 1, 1998 in the case of the Goldman Sachs Midcap Value Series), manages the assets of its Series in accordance with that Series' investment objective and policies, makes investment decisions for that Series and employs professional advisers and securities analysts who provide research services to that Series. The Series pay no direct fees to any of the subadvisers.

     Back Bay Advisors, formed in 1986, is a limited partnership whose sole general partner, Back Bay Advisors, Inc., is a wholly-owned subsidiary of Nvest Holdings, Inc. which in turn is a wholly owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in Back Bay Advisors. Nvest Companies managing general partner, Nvest Corporation, is a wholly owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly owned subsidiary of MetLife. MetLife owns directly 46% (and in aggregate, directly and indirectly, 47%) of the outstanding limited partnership interest in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest, L.P. Nvest Companies' 14 principal subsidiary or affiliated assets management firms, collectively, had more than $125 billion of assets under management as of March 31, 1998. Back Bay Advisors provides investment management services to institutional clients, including other registered investment companies and accounts of NEF and its affiliates. Back Bay Advisors specializes in fixed-income management and currently manages over $7 billion in total assets; it is subadviser to the Managed, Bond Income and Money Market Series.

     Loomis Sayles, subadviser to Small Cap and the Balanced Series, was organized in 1926 and is one of the oldest and largest investment counsel firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who have been assigned the responsibility for making investment decisions for the Series' portfolios. Loomis Sayles provides investment advice to numerous other institutional and individual clients. These clients include other registered investment companies and some accounts of NEF and its affiliates ("New England Accounts"). Loomis Sayles is a limited partnership whose sole general partner is Loomis, Sayles & Company, Incorporated is a wholly owned subsidiary of Nvest Holdings, Inc. Nvest Companies owns the entire limited partnership interest in Loomis Sayles.

     MSAM, subadviser to International Equity, conducts worldwide investment management business, providing a broad range of portfolio management services to customers in the United States and abroad. MSAM is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. MSAM serves as adviser to numerous open-end and closed-end investment companies.

     Fred Alger Management, Inc. ("Alger Management"), provides investment management services to mutual funds and to other institutions and individuals; it is subadviser to the Equity Growth. Alger Management is a wholly-owned subsidiary of Fred Alger Company, Inc., which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Fred
M. Alger III and his brother, David D. Alger are majority owners of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

     CGM is a limited partnership whose general partner, Kenbob, Inc., is a corporation controlled equally by Robert L. Kemp and G. Kenneth Heebner, both employees of CGM. In addition to advising Capital Growth, CGM acts as investment adviser of CGM Capital Development Fund, CGM Trust, NEVA and New England Growth Fund of the New England Funds. CGM also provides investment advice to other institutional and individual clients.

     Westpeak Investment Advisors, L.P. ("Westpeak") is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of Nvest Holdings, Inc. Nvest Companies owns the entire limited partnership interest in Westpeak. Organized in 1991, Westpeak provides investment management services to mutual fund and other institutional clients, including accounts of MetLife and its affiliates; it is subadviser to Growth and Income and Stock Index.

     Davis Selected Advisers, L.P. ("Davis Selected") provides investment advisory services for mutual funds and other clients; it is subadviser to Venture Value. Venture Advisers, Inc., the general partner of Davis Selected, is controlled by Shelby M.C. Davis, President of Davis Selected. Davis Selected may also delegate any of its responsibilities to its wholly-owned subsidiary Davis Selected - NY, Inc. ("DSA-NY").

     Salomon Brothers Asset Management Inc ("SBAM") provides investment advisory services for individuals, other mutual funds and institutional clients; it is subadviser to the U.S. Government Series and together with its affiliate, Salomon Brothers Asset Management Limited ("SBAM Ltd."), to Strategic Bond.

     SBAM is a corporation organized under the laws of Delaware on December 24, 1987 and is a registered investment adviser pursuant to the Investment Advisers Act of 1940, as amended. As of February 28, 1998, SBAM and its worldwide affiliates managed approximately $27 billion of assets. SBAM is a wholly owned subsidiary of Salomon Brothers Holding Company Inc. ("SBHC"). SBHC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.("SSBH"), which in turn is a wholly owned subsidiary of Travelers Group, Inc. ("Travelers")

     SBAM Ltd. is a company organized under the laws of England. SBAM Limited provides certain advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Series. SBAM Ltd. is a wholly owned subsidiary of Salomon Brothers Europe Limited, which is a wholly-owned by Salomon (International) Finanz AG,(25%) and Salomon International Limited (75%) which in turn is a wholly owned subsidiary of SBHC. SBHC is a wholly-owned subsidiary of SSBH which in turn is wholly owned by Travelers. The principal address of SBAM Ltd. and Salomon Brothers Europe Limited is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, and the principal address of Salomon (International) Finanz AG is Schipfe 2, 8001 Zurich, Switzerland. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended.

     GSAM, subadviser to Midcap Value, is a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"). Goldman Sachs provides a wide range of fully discretionary investment advisory services including quantitatively driven and actively managed U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products, and money markets. The principal business address of Goldman Sachs is 85 Broad Street, New York, New York 10004.

     MFS, subadviser to the Investors and Research Managers Series, and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life").

     Advisory Fees. Each Series pays its adviser compensation at the annual
     -------------
percentage rates of the corresponding levels of that Series' average daily net asset values, subject to any fee reductions or deferrals as described under "Expense Deferral and Limits."

                        Annual Percentage
                               ----------    Average Daily Net
      Series                 Rate            Asset Value Levels
      ------                 ----            ------------------
Small Cap                    1.00%           all assets

International Equity         0.90%           all assets

Equity Growth                0.75%           all assets

Capital Growth               0.70%           the first $200 million
                             0.65%           the next $300 million
                             0.60%           the next $1.5 billion
                             0.55%           amounts in excess of $2 billion
Midcap Value(a)              0.75%           all assets


Venture Value                0.75%           all assets

Growth and Income            0.70%           the first $200 million
                             0.65%           the next $300 million
                             0.60%           amounts in excess of $500 million

Stock Index                  0.25%           all assets

Balanced Series              0.70%           all assets

Managed Series               0.50%           all assets

Strategic Bond               0.65%           all assets

Bond Income                  0.40%           the first $400 million
                             0.35%           the next $300 million
                             0.30%           the next $300 million
                             0.25%           amounts in excess of $1 billion

U.S. Government Series       0.55%           all assets

Money Market                 0.35%           the first $500 million
                             0.30%           the next $500 million
                             0.25%           amounts in excess of $1 billion

Investors                    0.75%           all assets

Research Managers            0.75%           all assets

(a) Prior to May 1, 1998 the advisory fee payable by Midcap Value was at the annual rate of 0.70% of the first $200 million of the Series' average daily net assets, 0.65% of the next $300 million of such assets and 0.60% of such assets in excess of $500 million.

     Subadvisory Fees. NEIM pays each sub-adviser at the following rates for providing subadvisory services to the following Series:

                        Annual Percentage Rates Paid     Average Daily Net Asset
Series                   by NEIM to the Subadvisers           Value Levels
------                   --------------------------           ------------
Small Cap                          0.55%               of the first $25 million
                                   0.50%               of the next $75 million
                                   0.45%               of the next $100 million
                                   0.40%               of amounts in excess of $200 million

International Equity *             0.75%               of the first $30 million
                                   0.60%               of the next $40 million
                                   0.45%               of the next $30 million
                                   0.40%               of amounts in excess of $100 million

Equity Growth **                   0.45%               of the first $100 million
                                   0.40%               of the next $400 million
                                   0.35%               of amounts in excess of $500 million

Midcap Value***                    0.45%               of the first $100 million
                                   0.40%               of the next $400 million
                                   0.35%               of amounts in excess of $500 million

Venture Value                      0.45%               of the first $100 million
                                   0.40%               of the next $400 million
                                   0.35%               of amounts in excess of $500 million

Growth and Income                  0.50%               of the first $25 million
                                   0.40%               of the next $75 million
                                   0.35%               of the next $100 million
                                   0.30%               of amounts in excess of $200 million

Stock Index                        0.10%               of all assets

Balanced Series                    0.50%               of the first $25 million
                                   0.40%               of the next $75 million
                                   0.30%               of amounts in excess of $100 million

Managed Series                     0.25%               of the first $50 million
                                   0.20%               of amounts in excess of $50 million

Strategic Bond                     0.35%               of the first $50 million
                                   0.30%               of the next $150 million
                                   0.25%               of the next $300 million
                                   0.20%               of amounts in excess of $500 million

Bond Income                        0.25%               of the first $50 million
                                   0.20%               of the next $200 million
                                   0.15%               of amounts in excess of $250 million

U.S. Government Series             0.225%              of the first $200 million
                                   0.150%              of the next $300 million
                                   0.100%              of amounts in excess of $500 million
Money Market
                                   0.15%               of the first $100 million
                                   0.10%               of amounts in excess of $100 million

Investors                          0.40%               of the first $150 million
                                   0.375%              of the next $150 million
                                   0.350%              of amounts in excess of $300 million

Research Managers                  0.40%               of the first $150 million
                                   0.375%              of the next $150 million
                                   0.350%              of amounts in excess of $300 million

*Prior to May 1, 1997 the subadviser of International Equity was Draycott Partners Ltd. and the subadvisory fee rate payable for the Series was 0.75% of the first $10 million of the Series' average net assets, 0.60% of the next $40 million of such assets, 0.45% of such assets in excess of $50 million.

**Prior to May 1, 1996, the advisory fee rate for Equity Growth was 0.70% of average net assets and the sub-advisory fee rate was 0.45% of the first $10 million of average net assets, 0.40% of the next $90 million of such assets, 0.35% of the next $150 million of such assets, 0.30% of the next $250 million of such assets and 0.25% of such assets in excess of $500 million. Effective May 1, 1996, Alger Management has agreed with NEIM (then, TNE Advisers) that the sub-advisory fee payable by NEIM to Alger Management will be reduced by 0.05% of the first $240 million of the excess of the Series' average daily net assets over $10 million, and by 0.10% of the excess of the Series' average daily net assets over $250 million. This fee reduction benefits NEIM, but does not reduce the advisory fees payable by the Series. The fee reduction agreement will expire at such time as NEIM has recovered certain expenses (generally, those expenses borne by NEIM under the Expense Deferral Arrangement prior to January 1, 1996 which are not recovered from the Series).

***Prior to May 1, 1998, the subadviser of Midcap Value was Loomis Sayles, and the subadvisory fee rate payable for the Series was 0.50% of the first $25 million of average daily net assets, 0.40% of the next $75 million of such assets, 0.35% of the next $100 million of such assets, and 0.30% of such assets in excess of $200 million.

     In connection with SBAM's service as subadviser to Strategic Bond, SBAM's London based affiliate, SBAM Ltd. serves as subadviser to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Salomon Brothers Strategic Bond Opportunities Series. For these services, SBAM has agreed to pay SBAM Ltd. one-third of the compensation that SBAM receives for serving as subadviser to the Series.

     In connection with Davis Selected's service as subadviser to Venture Value, Davis Selected may delegate any and all responsibilities to its New York based subsidiary, DSA-NY. As compensation to DSA-NY, Davis Selected will compensate DSA-NY for all reasonable direct and indirect costs associated with DSA-NY's performance of services provided to Davis Selected.

     For the fiscal years ended December 31, 1996, 1997, and 1998 each Series (except the Capital Growth) paid the following amounts in advisory fees to NEIM.

                                       Amount Paid to NEIM
                                       -------------------
Series                             1996              1997                1998
------                             ----              ----                ----
Small Cap                           $506,242          $1,404,831
International Equity (1)             256,659             422,850
Equity Growth                        620,895           1,246,269
Midcap Value (2)                     454,015             711,667
Venture Value                        495,948           1,425,245
Growth and Income                    443,509             808,891
 Stock Index                         170,651             261,396
Balanced Series                      252,822             607,641
Managed Series                       759,811             878,632
Strategic Bond                       130,094             353,611
Bond Income                          672,348             747,372
U.S. Government Series                59,626              92,762
Money Market                         350,632             405,959

(1) Prior to May 1, 1997, the Morgan Stanley International Magnum Equity Series was subadvised by Draycott Partners, Ltd. and was called the Draycott International Equity Series.

(2) Prior to May 1, 1998, Midcap Value was subadvised by Loomis, Sayles & Company, L.P. On January 28, 1998, the Board of Trustees approved a new subadvisory agreement by and between TNE Advisers, Inc. (now NEIM) and Goldman Sachs Asset Management, which was approved by shareholders on April 10, 1998. The Series consequently changed its name from Loomis Sayles Avanti Growth Series to Goldman Sachs Midcap Value Series.

     For the fiscal years ended December 31, 1996, 1997 and 1998, Capital Growth paid CGM a total of $6,398,659, $8,434,722 and [___], respectively, in advisory fees.

     Each advisory and subadvisory agreement provides that it will continue in effect after two years from the date of its execution only if it is approved at least annually thereafter (i) by the trustees of the Fund or by vote of a majority of the outstanding voting securities of the applicable Series and (ii) by vote of a majority of the trustees who are not interested persons of (i) the Fund or (ii) the applicable Series' investment adviser or subadviser. Except in the case of the Strategic Bond, U.S. Government and Midcap Value, any amendment to any advisory or subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the applicable Series and by vote of a majority of the trustees who are not interested persons of (i) the Fund or (ii) the applicable Series' investment adviser or subadviser. Each agreement may be terminated without penalty by the trustees or by the shareholders of the applicable Series, upon sixty days' written notice, or by the applicable Series' investment adviser, upon ninety days' written notice, and each terminates automatically in the event of its "assignment" as defined in the 1940 Act. In addition, each subadvisory agreement may be terminated without penalty upon ninety days' written notice by the relevant subadviser. Each advisory agreement will automatically terminate if the Fund shall at any time be required by New England Securities to eliminate all reference to the words "New England" in its name, unless the continuance of such agreement after such change of name is approved by a majority of the outstanding voting securities of the applicable Series and by a majority of the trustees who are not interested persons of (i) the Fund or (ii) the applicable Series' investment adviser or subadviser.

     Each advisory agreement provides that if the total ordinary business expenses of a particular Series for any fiscal year exceed the lowest applicable limitations (based on a percentage of average net assets or income) prescribed by any state in which shares of that Series are qualified for sale, the applicable Series' investment adviser shall pay such excess. Each advisory agreement provides, however, that the advisory fee shall not be reduced nor shall any of such expenses be paid to an extent or under circumstances which might result in the inability of any Series or of the Fund, taken as a whole, to qualify as a regulated investment company under the Code. The term "expenses" for this purpose excludes brokerage commissions, taxes, interest and extraordinary expenses.

     As required by state insurance licensing authorities, each Series' investment adviser has also undertaken, separately from the advisory agreements, to be liable for negligence in the performance of any administrative services with respect to the Fund which are supplemental to their management of the investment and reinvestment of that Series' assets.

     Each advisory and subadvisory agreement provides that the relevant investment adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Certain officers and employees of Back Bay Advisors have responsibility for portfolio management of the other advisory accounts and clients (including other Series of the Fund and other registered investment companies, and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Series for which Back Bay Advisors acts as a subadviser may invest. Where Back Bay Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts.

     Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time that competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time that the competing accounts have had investments available for sale. It is Back Bay Advisors' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

     It is believed that the ability of the Series for which Back Bay Advisors acts as subadviser to participate in larger volume transactions in this manner will in some cases produce better executions for the Series. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Series or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Back Bay Advisors as subadviser outweigh the disadvantages, if any, that might result from participating in such transactions.

     Certain officers of Loomis Sayles have responsibility for the management of other client portfolios. The Detroit office of Loomis Sayles buys and sells portfolio securities for Small Cap. The Pasadena office buys and sells portfolio securities for the Balanced Series. These and other offices of Loomis Sayles buy securities independently of one another. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which the Series advised by Loomis Sayles also invest. If one of these Series and such other clients advised by the same office of Loomis Sayles desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of a security which that Series purchases or sells. In other cases, however, it is believed that these practices may benefit the Series. It is the opinion of the trustees of the Fund that the desirability of retaining Loomis Sayles as subadviser for these Series outweighs the disadvantages, if any, which might result from these practices.

     Certain officers of Westpeak have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which Growth and Income or Stock Index also may invest. When these Series and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for Growth and Income and Stock Index. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to a Series or the price at which a security may be sold. It is the opinion of the trustees of the Fund that the desirability of retaining Westpeak as subadviser for Growth and Income and Stock Index outweighs the disadvantages, if any, which might result from these practices.

     Various officers and trustees of the Fund also serve as officers or trustees of other investment companies advised by CGM. The other investment companies and clients served by CGM (including accounts of affiliates of CGM) sometimes invest in securities in which Capital Growth also invests. If Capital Growth and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which Capital Growth purchases or sells. In other cases, however, it is believed that these practices may benefit Capital Growth Series. It is the opinion of the trustees that the desirability of retaining CGM as adviser for Capital Growth outweighs the disadvantages, if any, which might result from these practices.

     Certain officers and employees of SBAM, Davis Selected, MSAM, GSAM, Alger Management and MFS have responsibility for portfolio management for other clients (including other registered investment companies and affiliates of SBAM, Davis Selected, MSAM, GSAM, Alger Management or MFS) some of which may invest in securities in which the respective Series that these subadvisers manage also invest. In such circumstances, SBAM, Davis Selected, MSAM, GSAM, Alger Management or MFS may determine that orders for the purchase or sale of the same security for the Series it manages and one or more other registered investment companies or other accounts it manages should be combined, in which event the transactions will be priced and allocated in a manner deemed by SBAM, Davis Selected, MSAM, GSAM, Alger Management or MFS, respectively, to be equitable and in the best interests of the respective Series that it manages and its other accounts. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of a security that a Series purchases or sells. In other cases, however, it is believed that these practices may benefit a Series. It is the opinion of the trustees that the desirability of retaining SBAM, Davis Selected, MSAM, GSAM, Alger Management and MFS as subadvisers for the respective Series outweighs the disadvantages, if any, which might result from these practices.

                             DISTRIBUTION AGREEMENT

     Under an agreement with the Fund, New England Securities, a Massachusetts corporation, serves as the general distributor of shares of each Series, which are sold at net asset value without any sales charge. The offering of each Series' shares is continuous. Shares are offered for sale only to certain insurance company separate accounts. New England Securities receives no compensation from the Fund or purchasers of Fund shares for acting as distributor. The agreement does not obligate New England Securities to sell a specific number of shares. New England Securities is an indirect wholly-owned subsidiary of NEF.

     New England Securities controls the words "New England" in the Fund's name and if it should cease to be the Fund's distributor, the Fund may be required to change its name and delete these words. New England Securities also acts as general distributor for New England Retirement Investment Account, NEVA, The New England Variable Account, New England Variable Annuity Separate Account and New England Variable Life Separate Account.

                                 OTHER SERVICES

     Custodial Arrangements. State Street Bank and Trust Company ("State Street
     ----------------------
Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Series and, in such capacity, is the registered owner of securities held in book-entry form belonging to the Series. Upon instruction, State Street Bank receives and delivers cash and securities of the Series in connection with Series transactions and collects all dividends and other distributions made with respect to Series portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of each Series on a daily basis.

     Independent Accountants. The Fund's independent accountants are Deloitte &
     -----------------------
Touche LLP. Deloitte & Touche LLP conducts an annual audit of each Series, assists in the preparation of federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. A table of selected per share data and ratios for each of the Series appears in the Prospectus. Prior to January 1, 1997 the Fund's independent accountants were Coopers & Lybrand L.L.P., and the financial statements included in this Statement of Additional Information are included in reliance on the report of Coopers & Lybrand L.L.P. for the years prior to 1997.


     Other Arrangements. Under a service agreement between New England
     ------------------
Securities and CGM, CGM paid New England Securities or New England Funds, L.P., for fiscal years ended December 31, 1996, 1997 and 1998 $1,574,016, $1,061,801
and $______ respectively, and NEIM (formerly, TNE Advisers) $______ for the fiscal year ended 1998, relating to Capital Growth. For the fiscal year ended December 31, 1996, under a Service Agreement between New England Funds, L.P. and NEIM, NEIM paid $18,011 for Balanced Series, $14,419 for the International Equity, $10,000 for U.S. Government, $11,629 for Strategic Bond, $31,230 for Venture Value and $38,435 for Equity Growth $24,599 for Small Cap, $30,928 for Midcap Value, $63,191 for the Managed, $68,830 for Bond Income, $32,318 for Stock Index and $44,919 for Money Market. For the fiscal year ended 1997 under an administrative services agreement between New England Funds and NEIM, NEIM paid $26,923 for Balanced, $26,923 for International Equity, $26,923 for the U.S. Government, $26,923 for Strategic Bond, $26,923 for Venture Value, $26,923 for Equity Growth, $26,923 for the Bond Income, $26,923 for the Managed, $26,923 for the Money Market. For the fiscal year ended 1998 under an administrative services agreement between New England Funds and NEIM, NEIM paid $_____for Balanced, $_____for International Equity, $________ for U.S. Government, $_______ for Strategic Bond, $______ for the Venture Value, $______ for Equity Growth, $_______ for Bond Income, $________ for Managed, $________for Money Market.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Some of the Fund's portfolio transactions are placed with brokers and dealers who provide the investment advisers or subadvisers with supplementary investment and statistical information or furnish market quotations to the Fund or other investment companies advised by the investment advisers or subadvisers. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of the investment advisers or subadvisers. The services may also be used by the investment advisers or subadvisers in connection with their other advisory accounts and in some cases may not be used with respect to the Fund.

Certain Portfolio Transactions of Balanced, Managed, Bond Income, Strategic
---------------------------------------------------------------------------
Bond, U.S. Government and Money Market Series
---------------------------------------------

     It is expected that the portfolio transactions of Balanced, Managed, Bond Income and Money Market in bonds, notes and money market instruments will generally be with issuers or dealers on a net basis without a stated commission. Portfolio turnover for the years 1996, 1997 and 1998 was 98%, 40% and ___% respectively, for Bond Income, 72%, 65%, and _____% respectively, for the Managed. The Balanced Series' portfolio turnover rates for the fiscal years ended December 31, 1996, 1997 and 1998 were 59%, 60% and ___%, respectively. Over the same periods the Strategic Bond portfolio turnover rates were 176%, 258% and ___% respectively. For U.S. Government portfolio turnover rates were 288%, 572% and ___% respectively for the fiscal years ended 1996, 1997 and 1998.

Small Cap, International Equity, Equity Growth, Capital Growth, Midcap Value,
-----------------------------------------------------------------------------
Venture Value, Balanced and Managed (Common Stock Transactions)
---------------------------------------------------------------

     In placing orders for the purchase and sale of portfolio securities, CGM, in the case of Capital Growth Series, GSAM, in the case of the Midcap Value Series, Loomis Sayles, in the case of the Small Cap and the Balanced Series, Back Bay Advisors, in the case of investments in common stocks by the Managed Series, MSAM, in the case of the International Equity Series, Davis Selected, in the case of the Venture Value Series, and Alger Management, in the case of the Equity Growth and MFS, in the case of the Investors and Research Managers Series, each selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The Series' advisers or subadvisers will use their best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

     For the fiscal years ending in 1996, 1997 and 1998 brokerage transactions for Capital Growth aggregating $3,548,037,504, $4,668,741,649 and $_____respectively and commissions of $4,124,163, $4,245,443 and $____
respectively, were paid as commissions on such transactions and $747,543, $690,456 and $______of those commissions were paid to brokers providing research services. For the fiscal years ending in 1996, 1997 and 1998 the Stock Index Series paid brokerage commissions aggregating $9,955, $12,015 and $____ respectively. For the same periods, the Managed Series paid brokerage commissions aggregating $11,697, $31,499 and $____ respectively. For the fiscal years ending December 31, 1996, 1997 and 1998, the Midcap Value paid brokerage commissions of $72,377, $74,700 and $ ___ and $2,080, $1,300 and $____were paid to brokers providing research services. Growth and Income paid brokerage commissions of $106,927, $163,690 and $_____ of which $44,431, $77,711 and $____
were paid to brokers providing research services, for the fiscal years ended 1996, 1997 and 1998, respectively. For the fiscal years ended December 31, 1996, 1997 and 1998 Small Cap paid brokerage commissions of $462,358, $394,066 and $____of which $24,045 $42,246 and $____ respectively were paid to brokers providing research services. For the period the fiscal year end 1996, 1997 and 1998 International Equity paid brokerage commissions of $127,196, $146,747 and $_______. Venture Value paid brokerage commissions of $81,002, $148,966 and $_____ for the fiscal years ended 1996, 1997 and 1998. Equity Growth paid brokerage commissions of $174,495, $489,199 and $____ for the fiscal years ended 1996, 1997 and $____. For the fiscal years ended 1996, 1997 and 1998 Balanced paid brokerage commissions of $66,712, $115,075 and $_____of which $7,006, $3,436 and $______ were paid to brokers providing research services.

Growth and Income, Stock Index, Strategic Bond and U.S. Government Series
-------------------------------------------------------------------------

     In placing orders for the purchase and sale of securities, the subadvisers for the Series listed above, always seeks best execution. Westpeak and SBAM each selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution. This does not necessarily mean that the lowest available brokerage commission will be paid. Westpeak or SBAM will each use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Westpeak or SBAM may cause the Series they manage to pay a broker-dealer that provides brokerage and research services to Westpeak or SBAM an amount of commission for effecting a securities transaction for a Series in excess of the amount another broker-dealer would have charged effecting that transaction. Westpeak or SBAM, as the case may be, must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Westpeak's or SBAM's overall responsibilities to the Fund and its other clients. Westpeak's or SBAM's authority to cause the Series it manages to pay such greater commissions is also subject to such policies as the trustees of the Fund may adopt from time to time.

Affiliated Brokerage
--------------------

     A Series may pay brokerage commissions to an affiliated broker for acting as the respective Series' agent on purchases and sales of securities for the portfolio of the Series. SEC rules require that commissions paid to an affiliated broker of a mutual fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair" compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees of the Fund, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliated brokers and will review these procedures periodically. Equity Growth paid $174,495, $489,199 and $____in brokerage commissions to Fred Alger and Company, Inc., an affiliated broker, for the fiscal years ended December 31, 1996, 1997 and 1998, respectively. The amount paid by the Equity Growth represents approximately all of that Series' aggregate brokerage commissions for the years ended December 31, 1996, 1997 and 1998. For the fiscal year ended December 31, 1996, 1997 and 1998 Venture Value paid a total of $5,316, $54,840 and $______in brokerage commissions to Shelby Cullum Davis, Inc., an affiliated broker. This amount represents 6.6%, 36% and ____% of the Series aggregate brokerage commissions for the fiscal year ended December 31, 1996, 1997 and 1998. For the fiscal year ended December 31, 1997 and 1998 International Equity Series paid a total of $2,395 and $_________in brokerage commissions to Morgan Stanley & Co., Incorporated, Morgan Stanley & Co., Limited, and Morgan Stanley Securities, Limited and Dean Witter Reynolds, Inc., each an affiliate broker representing 1.6% and ____% of the total brokerage commissions paid for the fiscal year ended December 31, 1997 and 1998, respectively.

                             DESCRIPTION OF THE FUND

     The Fund is a diversified, open-end management investment company registered under the 1940 Act and was organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust") dated December 16, 1986. On February 27, 1987, the Fund succeeded to the operations of The New England Zenith Fund, Inc., a Massachusetts corporation incorporated on January 7, 1983 as NEL Series Fund, Inc. On November 1, 1985, the name of that corporation was changed to Zenith Fund, Inc. and on July 17, 1986 it was changed again to The New England Zenith Fund, Inc. Capital Growth, Bond Income and Money Market all commenced investment operations in 1983. The Stock Index Series commenced operations on March 30, 1987. The Managed Series commenced investment operations on May 1, 1987. Midcap Value (prior to May 1, 1998 the Series was named the Loomis Sayles Avanti Growth Series) and the Growth and Income (prior to August 30, 1996 the Series was named Westpeak Value Growth Series) commenced investment operations in April 1993. Small Cap commenced investment operations on May 1, 1994. Equity Growth, International Equity (prior to May 1, 1997 the Series was named the Draycott International Equity Series), Venture Value, Balanced Series, Strategic Bond and the U.S. Government Series commenced investment operations on October 31, 1994.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each of the Series. Interests in the Fund portfolios described in the Prospectus and in this Statement of Additional Information are represented by shares of such Series. Each share of a Series represents an equal proportionate interest in such Series with each other share and is entitled to a proportionate interest in the dividends and distributions from such Series. The shares of the Series do not have any preemptive rights. Upon liquidation of any Series, whether pursuant to liquidation of the Fund or otherwise, shareholders of such Series are entitled to share pro rata in the net assets of such Series available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Fund or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares. The Fund is a "series" company as that term is used in Section 18(f) of the 1940 Act.

     The Declaration of Trust provides for the perpetual existence of the Fund. The Fund or any Series, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Series affected. The Declaration of Trust further provides that the Trustees may terminate the Fund or any Series upon written notice to the shareholders thereof.

     The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of the Series. The underlying assets of each Series are segregated and are charged with the expenses in respect of that Series and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular Series are allocated by or under the direction of the Trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Funds are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series.

     As of March 31, 1999, all of the outstanding voting securities of the Fund were owned by separate accounts of MetLife and/or NEF, and may, from time to time, be owned by those separate accounts and the general account of NEF and its affiliates. Therefore, MetLife and NEF are presumed to be in control (as that term is defined in the 1940 Act) of the Fund. However, the staff of the SEC is presently of the view that MetLife and NEF are each required to vote their Fund shares that are held in a registered separate account (and, to the extent voting privileges are granted by the issuing insurance company, in unregistered separate accounts) in the same proportion as the voting instructions received from owners of the variable life insurance or variable annuity contracts issued by the separate account, and that MetLife and NEF each is required to vote any shares held in general account (or in any unregistered separate account for which voting privileges were not extended) in the same proportion as all other Fund shares are voted. MetLife and NEF currently intend to vote their shares in a manner consistent with this view.

Voting Rights
-------------

     Fund shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held). NEF and MetLife are the legal owners of shares attributable to variable life insurance and variable annuity contracts issued by their separate accounts, and have the right to vote those shares. Pursuant to the current view of the SEC staff, NEF and MetLife will vote their shares in accordance with instructions received from owners of variable life insurance and variable annuity contracts issued by separate accounts that are registered under the 1940 Act. All Fund shares held by separate accounts of NEF and MetLife that are registered with the SEC (and, to the extent voting privileges are granted by the issuing insurance company, by unregistered separate accounts) for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received. All Fund shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of NEF and its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions are received.

     There will normally be no meetings of shareholders for the purpose of electing trustees except that in accordance with the 1940 Act (i) the Fund will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders and (ii) if there is a vacancy on the Board of Trustees, unless, after filling such vacancy, at least two-thirds of the trustees holding office will have been elected by the shareholders, such vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund except (i) to change the Fund's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series of Fund shares or other provisions relating to Fund shares in response to applicable laws or regulations.

                                      TAXES

     The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

     Each of the Series intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. A Series that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.

     A number of technical rules are prescribed for computing net investment income and net capital gains. For example, a Series is generally treated as certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

     In order to qualify as a RIC under the Code, in addition to satisfying the distribution requirement described above, each Series must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including generally, certain gains from options, futures, and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Series' taxable year, (i) at least 50% of the market value of the Series' assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Series' total assets; and
(ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities and securities of other RICs) of any one issuer or two or more issuers which the Series controls and which are engaged in the same, similar or related trades or businesses.

     If a Series fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Series' current and accumulated earnings and profits.

     In addition to qualifying under Subchapter M by meeting the requirements described above, each Series intends to meet the diversification requirements of Subchapter L of the Code so that non-qualified variable annuity contracts funded by each Series will not fail to qualify as annuities for tax purposes. In general, for a Series to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulation 1.817-5 requires that no more than 55% of the total value of the assets of the Series be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer. In the context of shares of registered investment companies, each series, fund or portfolio is treated as a separate issuer. Compliance with the Subchapter L regulations is tested on the last day of each calendar year quarter.

     Notwithstanding the distribution requirement described above, which only requires a Series to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a RIC is generally subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for the one-year period ending on October 31 of that year, plus certain other amounts.

     The excise tax is inapplicable to any RIC all of the shareholders of which are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Series believes that it is not subject to the excise tax, each Series believes that it is not subject to the excise tax, each Series intends to make the distributions required to avoid the imposition of the tax, provided such payments and distributions are determined to be in the best interest of such Series' shareholders.

     Dividends declared by each Series in October, November, or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Series and received by the shareholders on December 31 of that year if paid by the Series at any time during the following January.

                                 TRANSFER AGENT

      The transfer agent and the dividend paying agent for the Fund is NEF, 501 Boylston Street, Boston, Massachusetts 02116.

Shareholder and Trustee Liability
---------------------------------

     Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. The Declaration of Trust provides for indemnification out of the relevant Series' property for all loss and expense of any shareholder held personally liable for the obligations of the Series in which the shareholder owns shares. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Series itself would be unable to meet its obligations. For purposes of such liability, the Fund's shareholders are the separate accounts investing directly in the Fund and not the owners of variable life insurance or variable annuity contracts or purchasers of other insurance products.

     The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Fund provide for indemnification by the Fund of the trustees and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


                              FINANCIAL STATEMENTS


     The financial statements of the Fund and the related reports of independent accountants included in the Fund's annual report for the year ended December 31, 1998 are incorporated herein by reference.

                                  APPENDIX A-1
                           DESCRIPTION OF BOND RATINGS


Moody's Investors Service, Inc.

                                      Aaa
Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa
Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. See Note 1.

                                       A
Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. See Note 1.

                                      Baa
Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. See Note 1.

                                      Ba
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      Caa
Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      Ca
Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C
Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     (1)  An application for rating was not received or accepted.

     (2) The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     (3)  There is a lack of essential data pertaining to the issue or issuer.

     (4) The issue was privately placed, in which case the rating is not published in Moody's publications.

-----------------
Note 1: This rating may include the numerical modifier 1, 2 or 3 to provide a more precise indication of relative debt quality within the category, with 1 indicating the high end of the category, 2 the mid-range and 3 nearer the low end.

Standard & Poor's Ratings Group

                                      AAA
This is the highest rating assigned by Standard & Poor's Corporation ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                                      AA
Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A
Bonds rated A have strong capacity to pay principal and interest although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                      BBB
Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                                BB, B, CCC, CC
Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C
The rating C is reserved for income bonds on which no interest is being paid.

                                       D
Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                  APPENDIX A-2
                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor's Corporation

                                      A-1
Commercial paper rated A-1 by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                      A-2
Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Moody's Investors Service, Inc.

                                      P-1
The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following:

     (1)  evaluation of the management of the issuer;

     (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

     (3) evaluation of the issuer's products in relation to competition and customer acceptance;

     (4)  liquidity;

     (5)  amount and quality of long-term debt;

     (6)  trend of earnings over a period of ten years;

     (7) financial strength of a parent company and the relationships which exist with the issuer; and

     (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                      P-2
Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                                  APPENDIX B

ABC and affiliates
Atlanta Constitution
Atlanta Journal
Austin American Statesman
Baltimore Sun
Barron's
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghue's Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Financial News Network
Financial Planning
Financial Services Week
Financial World
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Institutional Investor
Investment Dealers Digest
Investment Vision
Investor's Daily
Journal of Commerce
Kansas City Star
LA Times

Leckey, Andrew (syndicated column)
Life Association News
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rukeyser's Business (syndicated column)
Sacramento Bee
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
UPI
US News and World Report
USA Today
Value Line
Wall St. Journal

Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
Worth Magazine
WRKO

                                   APPENDIX C
                     ADVERTISING AND PROMOTIONAL LITERATURE


     Advertising and promotional literature prepared by NEF for products it issues or administers may include references to NEIM or Nvest Companies and its affiliates that perform advisory and subadvisory functions for NEIM including, but not limited to: Back Bay Advisors, Loomis Sayles, CGM and Westpeak. Reference also may be made to the Funds of their respective fund groups, namely, the Loomis Sayles Funds and the CGM Funds

     NEF's advertising and promotional literature may include references to other NEF or Nvest Companies' affiliates including, but not limited to, New England Investment Associates, L.P., AEW Capital Management, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management, Reich & Tang Mutual Funds, the Oakmark Family of Funds and Jurika & Voyles and their fund groups.

     References to subadvisers unaffiliated with NEIM or NEF that perform subadvisory functions on behalf of New England Zenith Fund and their respective fund groups may be contained in NEF's advertising and promotional literature including, but not limited to, Alger Management, Davis Selected, SBAM, GSAM and MSAM.

     NEF's advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

 .    Specific and general assessments and forecasts regarding the U.S. economy, world economies, the economics of specific nations and their impact on the Series

 .    Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

 .    Specific and general investment philosophies, strategies, processes, techniques and types of analysis

 .    Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

 .    The corporate histories, founding dates and names of founders of the entities

 .    Awards, honors and recognition given to the firms

 .    The names of those with ownership interest and the percentage of ownership

 .    The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

 .    Current capitalization, levels of profitability and other financial and statistical information

 .    Identification of portfolio managers, researchers, economists, principals and other staff members and employees

 .    The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

 .    Current and historical statistics about:

     - total dollar amount of assets managed
     - TNE Adviser, Inc. assets managed in total and/or by Series
     - Asset managed by CGM in total and/or by Series
     - the growth of assets
     - asset types managed
     - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
     - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

 .    The general and specific strategies applied by the advisers in the management of the New England Zenith Fund's portfolios including, but not limited to:

     - the pursuit of growth, value, income oriented, risk management or other strategies
     - the manner and degree to which the strategy is pursued
     - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
     - the types and characteristics of investments sought and specific portfolio holdings
     - the actual or potential impact and result from strategy implementation
     - through its own areas of expertise and operations, the value added by subadvisers to the management process
     - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500
     - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues.

     . Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Series of the Fund, and those families of funds, other than the Fund. Any such references will indicate that the Fund and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Series and other funds managed by the Series' adviser and subadvisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

                In addition, communications and materials developed by NEF or its affiliates may make reference to the following information about Nvest Companies and its affiliates:

                Nvest Companies is one of the largest publicly traded managers in the U.S. listed on the New York Stock Exchange. Nvest Companies maintains over $100 billion in assets under management. In addition, promotional materials may include:

                New England Securities Corporation an indirect subsidiary of NEF, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to Nvest Companies-affiliated fund groups including: New England Funds, Loomis Sayles Funds, Oakmark Funds and Reich & Tang Funds.

                Additional information contained in advertising and promotional literature may include: rankings and ratings of the Series including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

                References to the Series may be included in NEF's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

     . Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom NEF may or may not have a relationship.

 .    Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the NEF as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

 .    Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

- past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans
- information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs
- current and prospective ERISA regulation and requirements.

 .    Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the NEF 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

- increased employee retention
- reinforcement or creation of morale
- deductibility of contributions for participants
- deductibility of expenses for employers
- tax deferred growth, including illustrations and charts
- loan features and exchanges among accounts
- educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

 .    Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, the Fund and investing in NEF's 401(k) and retirement plans, including, but not limited to:

- the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
- broad choice of investment options and competitive fees
- plan sponsor and participant statements and notices
- the plan prototype, summary descriptions and board resolutions
- plan design and customized proposals
- trusteeship, record keeping and administration
- the services of State Street Bank, including, but not limited to, trustee services and tax reporting
- the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements
- the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

 .    Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

- access to expertise on investments
- assistance in interpreting past, present and future market trends and economic events
- providing information to clients including participants during enrollment and on an ongoing basis after participation
- promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                       Registration Nos. 2-83538
                                                                        811-3728


                            NEW ENGLAND ZENITH FUND
                            -----------------------

PART C. OTHER INFORMATION
        -----------------

Item 23 Exhibits:
        ---------

        a.

        (1) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 2-83538) filed on February 28, 1997.

        (2) Amendment No. 1 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 2-83538) filed on February 28, 1997.

        (3) Amendment No. 2 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 2-83538) filed on February 28, 1997.

        (4) Amendment No. 3 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 2-83538) filed on February 28, 1997.

        (5) Form of Amendment No. 4 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 2-83538) filed on February 28, 1997.

        (6) Amendment No. 5 to the Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 2-83538) filed on February 28, 1997.

        (7) Amendment No. 6 to the Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 2-83538) filed on February 28, 1997.

        (8) Amendment No. 7 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 2-83538) filed on February 28, 1997.

        (9) Amendment No. 8 to the Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

        (10) Amendment No. 9 to the Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

        (11) Amendment No. 10 to the Agreement and Declaration of Trust to be filed by amendment.

                                                       Registration Nos. 2-83538
                                                                        811-3728

     b.

     (1) By-Laws, as amended, are incorporated herein to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998.

     (2) Amendment to By-Laws relating to Electronic Proxy Voting is incorporated herein to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998.

     c.   None.

     d.

     (1) Advisory Agreements by and between the Fund, on behalf of each of its Loomis Sayles Small Cap, Alger Equity Growth, Davis Venture Value, Westpeak Growth and Income, Westpeak Stock Index, Loomis Sayles Balanced Series, Back Bay Advisors Managed, Salomon Brothers Strategic Bond Opportunities, Back Bay Advisors Bond Income Series, Salomon Brothers U.S. Government, Back Bay Advisors Money Market Series and Morgan Stanley International Magnum Equity Series are is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998 as Exhibits 5(a) as follows:

               (i)      Loomis Sayles Small Cap Series
               (ii)     Alger Equity Growth Series
               (iii)    Davis Venture Value Series
               (iv)     Westpeak Growth and Income Series
               (v)      Westpeak Stock Index Series
               (vi)     Loomis Sayles Balanced Series
               (vii)    Back Bay Advisors Managed Series
               (viii)   Salomon Brothers Strategic Bond Opportunities Series
               (ix)     Back Bay Advisors Bond Income Series
               (x)      Salomon Brothers U.S. Government Series
               (xi)     Back Bay Advisors Money Market Series
               (xii)    Morgan Stanley International Magnum Equity Series

     (2) Form of Advisory Agreement between the Fund on behalf of its Goldman Sachs Midcap Value Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (3) Forms of Advisory Agreement by and between the Fund, on behalf of each of its MFS Investors Series and MFS Research Managers Series, are filed herewith as Exhibits d(3)(i) and d(3)(ii), respectively.

     (4) Advisory Agreement between the Fund, on behalf of its Capital Growth Series and Capital Growth Management Limited Partnership is incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998.

     (5) Subadvisory Agreements relating to the following Series of the Registrant, by and between TNE Advisers, Inc. and the subadvisers indicated in parentheses, are incorporated herein to Post-Effective Amendment No. 23 (File No. 2-83538) filed on March 2, 1998 as Exhibits 5(b) as follows:

                                                       Registration Nos. 2-83538
                                                                        811-3728


               (i) Loomis Sayles Small Cap Series (Loomis, Sayles & Company, L.P. ["Loomis Sayles"])
               (ii)   Alger Equity Growth Series (Fred Alger Management Inc.)
               (iii) Westpeak Growth and Income Series (Westpeak Investment Advisors, L.P.["Westpeak"])
               (iv)   Westpeak Stock Index Series (Westpeak)
               (v)    Loomis Sayles Balanced Series (Loomis Sayles)
               (vi) Back Bay Advisors Managed Series (Back Bay Advisors, L.P. ["Back Bay Advisors"])
               (vii) Salomon Brothers Strategic Bond Opportunities Series (Salomon Brothers Asset Management Inc. [SBAM] and Salomon Brothers Asset Management Limited [SBAM Ltd].)
               (viii) Back Bay Advisors Bond Income Series (Back Bay Advisors)
               (ix)   Salomon Brothers U.S. Government Series (SBAM)
               (x)    Back Bay Advisors Money Market Series (Back Bay Advisors)

     (6) Sub-Advisory Agreement on behalf of the Davis Venture Value Series by and among TNE Advisers, Inc., Davis Selected Advisers, L.P. and Davis Selected Advisers - NY, Inc. is incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-1A (File No. 2-83538) filed on February 28, 1997.

     (7) Sub-Advisory Agreement for the Morgan Stanley International Magnum Equity Series by and between TNE Advisers and Morgan Stanley Asset Management Inc. ("MSAM") is filed herewith as Exhibit d(7).

     (8) Form of Sub-Advisory Agreement for the Goldman Sachs Midcap Value Series between TNE Advisers, Inc. and Goldman Sachs Midcap Value Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (9) Forms of Sub-Advisory Agreement for the MFS Investors Series and the MFS Research Managers Series are filed herewith as Exhibits d(9)(i) and d(9)(ii), respectively.

     e. Distribution Agreement between New England Securities Corporation and the Fund on behalf of the Alger Equity Growth, Back Bay Advisors Bond Income, Back Bay Advisors Managed, Back Bay Advisors Money Market, Capital Growth, Morgan Stanley International Magnum Equity (formerly, Draycott International Equity), Loomis Sayles Avanti Growth, Loomis Sayles Balanced, Loomis Sayles Small Cap, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U. S. Government Series, dated August 30, 1996, is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     f.   None.

     g.

     (1) Amended and Restated Custodian Contract among the Fund, on behalf of its Back Bay Advisors Money Market, Back Bay Advisors Bond Income, Capital Growth, Westpeak Stock Index and Back Bay Advisors Managed Series, New England Mutual Life Insurance Company ("The New England") and State Street Bank and Trust Company ("State Street"), dated September 24, 1992, is

                                                       Registration Nos. 2-83538
                                                                        811-3728


          incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (2) Amendment No. 1, dated April 29, 1993, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to the Westpeak Growth and Income and Loomis Sayles Avanti Growth Series, is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (3) Amendment No. 2, dated April 29, 1994, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (4) Amendment No. 3, dated October 31, 1994, to the Amended and Restated Custodian Contract, among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to each of the Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Davis Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     h.

     (1) Transfer Agency Agreement by and between the Fund and The New England is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (2) Amendment to Transfer Agency Agreement relating to the applicability of the Agreement to the Westpeak Growth and Income and the Loomis Sayles Avanti Growth Series (renamed Goldman Sachs Midcap Value Series) is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (3) Amendment to Transfer Agency Agreement relating to the applicability of the Agreement to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (4) Amendment to Transfer Agency Agreement relating to the applicability of the Agreement to each of the Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, Davis Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

Form of Expense Agreement between the Fund and The New England is incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 2-83538) filed on December 29, 1986.

                                                       Registration Nos. 2-83538
                                                                        811-3728


     (5) Form of Expense Agreement between the Fund and TNE Advisers, Inc. is filed herewith as Exhibit h(6).

     (6) Powers of Attorney of Trustees are incorporated by reference to Post - Effective Amendment No. 22 on Form N-1A (File No. 2-83538) filed on February 28, 1997.

     (7) Service Agreement relating to each of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Westpeak Growth and Income Series, Loomis Sayles Avanti Growth Series, Westpeak Stock Index Series, Back Bay Advisors Managed Series and Loomis Sayles Small Cap Series, Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Davis Venture Value Series, Alger Equity Growth Series and Short-Term Series between TNE Advisers, Inc. and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-1A (File No. 2-83538) filed on May 4, 1995.

     i.

     (1) Opinion and Consent of counsel relating to the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series and Capital Growth Series incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-1A (File No. 2-83538) filed on February 27, 1987 and filed via EDGAR in Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (2) Opinion and Consent of counsel relating to the Westpeak Stock Index Series and Back Bay Advisors Managed Series incorporated herein by reference to Post-Effective Amendment No. 8 on Form N-1A (File No. 2-83538) filed on April 29, 1987.

     (3) Opinion and Consent of counsel relating to the Westpeak Value Growth and Loomis Sayles Avanti Growth Series is incorporated herein by reference to Post-Effective Amendment No. 15 on Form N-1A (File No. 2-83538) filed on April 30, 1993 and is incorporated herein by reference to the EDGAR filing to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (4) Opinion and Consent of counsel relating to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-1A (File No. 2-83538) filed on April 29, 1994 is incorporated herein by reference to the EDGAR filing of Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (5) Opinion and Consent of counsel relating to each of the Loomis Sayles Balanced, Draycott International Equity, Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, Davis Venture Value, Alger Equity Growth and CS First Boston Strategic Equity Opportunities Series is incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-1A (File No. 2-83538) filed on March 2, 1995.

     j.

     (1)  Consent of Deloitte & Touche, L.L.P., to be filed by amendment.

                                                       Registration Nos. 2-83538
                                                                        811-3728

     (2)  Consent of Coopers and Lybrand, LLP, to be filed by amendment.

     k.   None.

     l.

     (1) Investment Letter of New England Securities Corporation is incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-1A (File No. 2-83538) filed on August 2, 1983.

     (2) Investment Letter of The New England relating to the Loomis Sayles Avanti Growth Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (3) Investment Letter of The New England relating to the Westpeak Value Growth Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     (4) Investment Letter of The New England relating to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective No. 24 (File No. 2-83538) filed on May 1, 1998.

     m.   None.

     n.   To be filed by amendment.

     o.   None.

Item 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

         None.

                                                       Registration Nos. 2-83538
                                                                        811-3728

Item 25. Indemnification
         ---------------

          See Article 4 of the Fund's By-Laws filed as Exhibit 2 to Post-Effective Amendment No. 8 on Form N-1A (File No. 2-83538) which
          Exhibit is incorporated herein by reference. In addition, the Fund maintains a trustees and officers liability insurance policy with a maximum coverage of $15 million under which the Fund and its trustees and officers are named insureds.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Fund's By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit of proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                                                       Registration Nos. 2-83538
                                                                        811-3728


Item 26.  Business and other Connections of Investment Adviser
          ----------------------------------------------------

          [THE INFORMATION PRESENTED HEREIN AT ITEM 26 WAS PRESENTED AS ITEM 28 OF POST-EFFECTIVE AMENDMENT NO. 22 AND WILL BE UPDATED BY THE FUND BY AMENDMENT]

      (a) TNE Advisers, Inc., is the adviser of the Back Bay Advisers Money Market, Back Bay Advisers Bond Income, Westpeak Growth Growth and Income, Loomis Sayles Avanti Growth, Westpeak Stock Index, Back Bay Advisors Managed, Loomis Sayles Small Cap, Loomis Sayles Balanced Series, Morgan Stanley International, Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities Series, Davis Venture Value and the Alger Equity Growth Series and has entered into subadvisory agreements for these Series with Back Bay Advisors, Westpeak, Loomis Sayles, Morgan Stanley Asset Management Inc, Salomon Brothers Asset Management Inc and Salomon Brothers Management Limited, Davis Selected Advisers, L.P. and Fred Alger Management, Inc., respectively. TNE Advisers, a wholly-owned subsidiary of The New England, was organized in 1994 and oversees, evaluates and monitors the subadvisers' provision of investment advisory services to the Series and provides general management and administration to the Series.

          Such advisers' directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature.


Name and Office with        Name and Address of
TNE Advisers, Inc.          Other Affiliations           Nature of Connection
--------------------------------------------------------------------------------

Frederick K. Zimmermann     New England Mutual Life      Chief Investment
Chairman of the Board       Boston, MA  02117            Officer and Executive
and President                                            Vice President

                            New England Portfolio        Chairman
                            Advisors, Inc.
                            501 Boylston Street
                            Boston, MA  02117

                            New England Life Insurance   Director and Vice
                            Company                      President of
                            501 Boylston Street          Investments
                            Boston, MA 02117

                            New England Pension and      Chairman, President and
                            Annuity Company              Vice President of
                            501 Boylston Street          Investments
                            Boston, MA 02117

                            NEL Partnership I, Inc.      Director and President
                            501 Boylston Street
                            Boston, MA  02117

                                                       Registration Nos. 2-83538
                                                                        811-3728

                            New England Life Mortgage    Chairman and
                            Funding Corp.                President
                            501 Boylston Street
                            Boston, MA 02117

                            NELRECO Troy, Inc.           Director
                            501 Boylston Street
                            Boston MA 02117

                            TNE Funding Corp.            Chairman and President
                            501 Boylston Street
                            Boston, MA 02117

John F. Guthrie, Jr.        New England Life Insurance   Vice President
Senior Vice President       Company
& Director                  501 Boylston Street
                            Boston, MA  02117

                            New England Portfolio        President of Portfolio
                            Advisors, Inc.               Strategy
                            501 Boylston Street
                            Boston, MA 02117

                            New England Pension &        Vice President of
                            Annuity Co.                  Portfolio Strategy
                            501 Boylston Street
                            Boston, MA 02117

                            New England Variable Life    Vice President of
                            Insurance Co.                Portfolio Strategy
                            501 Boylston Street
                            Boston, MA 02117

Thomas C. McDevitt          New England Life Insurance   Asset Allocation
Vice President              Company                      Consultant
                            501 Boylston Street
                            Boston, MA 02117

                            New England Portfolio        Vice President
                            Advisors, Inc.
                            501 Boylston Street
                            Boston, MA 02117

Maura A. Murphy             New England Life             Attorney and Assistant
Chief Legal Officer,        Insurance Co.                Secretary
Secretary and Clerk         501 Boylston Street
                            Boston, MA  02117

                            New England Securities Corp. Assistant Secretary 399 Boylston Street
                            Boston, MA  02116

                                                       Registration Nos. 2-83538
                                                                        811-3728


Alan C. Leland                 New England Life           Senior Vice President
Chief Financial Officer        Insurance Co.
and Treasurer                  501 Boylston Street
                               Boston, MA 02117

     (b) Capital Growth Management Limited Partnership, the adviser of the Capital Growth Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

   Name and Office with        Name and Address of
   CGM                         Other Affiliations         Nature of Connection
--------------------------------------------------------------------------------

Kenbob, Inc.                   None                       None
General Partner

     (c) Back Bay Advisors, L.P. the subadviser of the Back Bay Advisors Money Market, Back Bay Advisors Bond Income Series and Back Bay Advisors Managed Series, is a wholly-owned subsidiary of NEIC Operating Partnership, L.P. ("NEICOP") and is indirectly controlled by NEIC Holdings, Inc,. Its sole general partner is Back Bay Advisors, Inc.

          Back Bay Advisors serves as investment adviser to a number of other registered investment companies. Back Bay Advisors' directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk).

     Name and Office with
     Back Bay Advisors or      Name and Address of
     Back Bay Advisors, Inc.   Other Affiliations         Nature of Connection
--------------------------------------------------------------------------------

Back Bay Advisors, Inc.        None                       None
General Partner

Peter S. Voss,                 New England Investment     Chairman of the Board,
Chairman of the Board,         Companies, L.P.             Chief Executive
Director                       501 Boylston Street         Officer
                               Boston, MA  02117

                               New England Funds, L.P.    Chairman of the Board
                               399 Boylston Street         and Director
                               Boston, MA  02116

                               NEF Corporation            Director
                               399 Boylston Street
                               Boston, MA  02116

                               New England Life Insurance Director
                               Company
                               501 Boylston Street
                               Boston, MA 02117

                                                       Registration Nos. 2-83538
                                                                        811-3728


                              New England Investment     President, CEO and
                              Companies, Inc.            Director
                              399 Boylston Street
                              Boston, MA 02116

                              Westpeak Investment        Chairman and Director
                              Advisors, Inc.
                              1011 Walnut Street,
                              Suite 300
                              Boulder, CO 80302

                              NEF Corporation            Director
                              399 Boylston Street
                              Boston, MA  02116

  Name and Office with
  Westpeak Investment         Name and Address of
  Advisors, Inc.              Other Affiliations         Nature of Connection
-----------------------------------------------------------------------------

Charles T. Wallis,            New England Securities     Officer
Director, President and       Corporation
Chief Executive Officer       399 Boylston Street
                              Boston, MA  02116

                              New England Funds, L.P.    Director
                              399 Boylston Street
                              Boston, MA  02116

Scott A. Millimet             None                       one
Executive Vice President

J. Scott Nicholson,           None                       None
Senior Vice President

Edgar M. Reed                 None                       None
Executive Vice President

Nathan R. Wentworth,          None                       None
Vice President

Paul Zamagni,                 None                       None
Vice President and
Treasurer

Catherine L. Bunting,         None                       None
Senior Vice President

Peter Palfrey,                None                       None
Vice President

     (d) Westpeak Investment Advisors, L.P., the subadviser of the Westpeak Growth and Income and Westpeak Stock Index Series, is a wholly-owned subsidiary of NEICOP. Its sole general partner is Westpeak Investment Advisors, Inc. Organized in 1991, Westpeak provides investment management services to other institutional clients, including accounts of The New England and its affiliates.

                                                       Registration Nos. 2-83538
                                                                        811-3728

          Westpeak's directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature.

  Name and Office with
  Westpeak Investment         Name and Address of
  Advisers, L.P.              Other Affiliations         Nature of Connection
-----------------------------------------------------------------------------

Westpeak Investment Advisors, None                       None
Inc.
General Partner

Weatpeak Investment Advisors  None                       None
Gerald H. Scriver,
President, Chief Executive
Officer, Chief Investment
Officer, Director

Peter S. Voss,                NEIC                       Chairman of the Board,
Chairman of the Board,        399 Boylston Street        Chief Executive Officer
 Director                     Boston, MA  02116

                              New England Funds, L.P.    Chairman of the Board
                              399 Boylston Street        and Director
                              Boston, MA 02116

                              Back Bay Advisors          Chairman of the Board
                              399 Boylston Street        and Director
                              Boston, MA 02116

                              New England Investment     Chairman of the Board,
                              Companies, L.P.            Chief Executive Officer
                              501 Boylston Street
                              Boston, MA  02117

                              NEF Corporation            Director
                              399 Boylston Street
                              Boston, MA  02116

                              New England Life Insurance Director
                              Company
                              501 Boylston Street
                              Boston, MA 02117

                              New England Investment     President, CEO and
                              Companies, Inc.            Director
                              399 Boylston Street
                              Boston, MA 02116

Sherry A. Umberfield,         NEIC                       Executive Vice
Director                      399 Boylston Street        President
                              Boston, MA 02116

                              New England Investment     Director
                              Associates, Inc

                                                       Registration Nos. 2-83538
                                                                        811-3728

                              399 Boylston Street
                              Boston, MA 02116

                              NEF Corporation            Director
                              399 Boylston Street
                              Boston, MA 02116

Edward N. Wadsworth,          NEIC                       Executive Vice
Clerk and Secretary,          399 Boylston Street        President, Clerk,
Chief Legal Officer           Boston, MA 02116           Secretary and General
                                                         Counsel

                              Marlborough Capital        Assistant Clerk
                              Advisors, Inc.
                              399 Boylston Street
                              Boston, MA 02116

                              New England Investment     Secretary
                              Associates, Inc.
                              399 Boylston Street
                              Boston, MA 02116

Robert A. Franz,              None                       None
Senior Vice President

Philip J. Cooper,             None                       None
Executive Vice President
Compliance Officer

     (e) Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the subadviser of the Loomis Sayles Avanti Growth Series, the Loomis Sayles Small Cap Series and the Loomis Sayles Balanced Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals. Loomis Sayles is a wholly-owned subsidiary of NEICOP. Its sole general partner is Loomis Sayles & Co., Inc.

          Such subadviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature:

  Name and Office with
  Loomis Sayles or Loomis     Name and Address of
  Sayles & Company, L.P.      Other Affiliations         Nature of Connection
------------------------      -------------------        --------------------
Robert J. Blanding,           None                       None
President and Chief Operating
Officer

Sandy P. Tichenor,            None                       None
Vice President, General
Counsel, Secretary and Clerk

                                                       Registration Nos. 2-83538
                                                                        811-3728

Jeffrey L. Meade,             None                       None
Executive Vice President and
Chief Operating Officer

Mary Champagne,               None                       None
Vice President

Jeffrey C. Petherick,         None                       None
Vice President

Tricia H. Mills,              None                       None
Vice President

Meri Anne Beck,               None                       None
Vice President

     (f) Fred Alger Management, Inc., the subadviser of Alger Equity Growth Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

          Such subadviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature.

  Name and Office with        Name and Address of
  Fred Alger Management Inc.  Other Affiliations         Nature of Connection
-----------------------------------------------------------------------------

Fred M. Alger III,            Alger Properties, Inc.     Chairman
Chairman                      75 Maiden Lane
                              New York, NY 10038

                              The Alger Fund             Chairman
                              75 Maiden Lane
                              New York, NY 10038

                              Alger Associates, Inc.     Chairman
                              75 Maiden Lane
                              New York, NY 10038

                              Castle Convertible Fund,   Chairman
                              Inc.
                              75 Maiden Lane
                              New York, NY 10038

                              Spectra Fund               Chairman
                              75 Maiden Lane
                              New York, NY 10038

                              Fred Alger & Company,      Chairman
                              Incorporated
                              30 Montgomery Street
                              Jersey City, NJ 07302

                                                       Registration Nos. 2-83538
                                                                        811-3728


                              Alger Shareholder          Chairman
                              Services, Inc.
                              30 Montgomery Street
                              Jersey City, NJ 07302

                              The Alger American Fund    Chairman
                              75 Maiden Lane
                              New York, NY 10038

                              Alger Life Insurance       Chairman
                              Agency, Inc.
                              75 Maiden Lane
                              New York, NY 10038

                              Analysts Resources, Inc.   Chairman
                              75 Maiden Lane
                              New York, NY 10038

                              The Alger Retirement Fund  Chairman
                              75 Maiden Lane
                              New York, NY 10038

                              Fred Alger International   Chairman
                              Advisory,  S.A.
                              11, rue Aldringen
                              L-1118 Luxembourg
                              Grand Duchy of Luxembourg

                              The Alger American Asset   Chairman
                              Growth Fund
                              11, rue Aldringen
                              L-1118 Luxembourg
                              Grand Duchy of Luxembourg

David D. Alger,               The Alger Fund             Trustee and President
Director and President        75 Maiden Lane
                              New York, NY 10038

                              Alger Properties, Inc.     Director and President
                              75 Maiden Lane
                              New York, NY 10038

                              Alger Associates, Inc.     Director and President
                              75 Maiden Lane
                              New York, NY 10038

                              Castle Convertible         Director and President
                              Fund, Inc.
                              75 Maiden Lane
                              New York, NY 10038

                              Fred Alger & Company,      Director and President
                              Incorporated
                              30 Montgomery Street
                              Jersey City, NJ 07302

                                                       Registration Nos. 2-83538
                                                                        811-3728


                              Alger Shareholder          Director and President
                              Services, Inc.
                              30 Montgomery Street
                              Jersey City, NJ 07302

                              The Alger American Fund    Trustee and President
                              75 Maiden Lane
                              New York, NY 10038

                              Spectra Fund               Director and President
                              75 Maiden Lane
                              New York, NY 10038

                              Alger Life Insurance       Director and President
                              Agency, Inc.
                              75 Maiden Lane
                              New York, NY 10038

                              Analysts Resources, Inc.   Director and President
                              75 Maiden Lane
                              New York, NY 10038

                              The Alger Retirement Fund Trustee and President 75 Maiden Lane
                              New York, NY 10038

                              Fred Alger International   Director and President
                              Advisory, S.A.
                              11, rue Aldringen
                              L-1118 Luxembourg
                              Grand Duchy of Luxembourg

Gregory S. Duch,              Alger Associates           Executive Vice
Treasurer, Executive          75 Maiden Lane             President and Treasurer
Vice President                New York, NY 10038
and Director
                              Alger Properties, Inc.     Executive Vice
                              75 Maiden Lane             President, Director and
                              New York, NY 10038         Treasurer

                              Fred Alger & Company,      Executive Vice
                              Incorporated               President and Treasurer
                              30 Montgomery Street
                              Jersey City, NJ 07302

                              Alger Shareholder          Executive Vice
                              Services, Inc.             President and Treasurer
                              30 Montgomery Street
                              Jersey City, NJ 07302

                              The Alger Fund             Treasurer
                              75 Maiden Lane
                              New York, NY 10038

                                                       Registration Nos. 2-83538
                                                                        811-3728


                              The Alger American Fund    Treasurer
                              75 Maiden Lane
                              New York, NY 10038

                              Castle Convertible Fund, Inc.
                              75 Maiden Lane
                              New York, NY 10038

                              Spectra Fund               Treasurer
                              75 Maiden Lane
                              New York, NY 10038

                              Alger Life Insurance       Executive Vice
                              Agency Inc.                President and Treasurer
                              75 Maiden Lane
                              New York, NY 10038

                              Analysts Resources, Inc.   Executive Vice
                              75 Maiden Lane             President and Treasurer
                              New York, NY 10038

                              The Alger Retirement Fund  Treasurer
                              75 Maiden Lane
                              New York, NY 10038

                              Fred Alger International   Director and Treasurer
                              Advisory, S.A.
                              11, rue Aldringen
                              L-1118 Luxembourg
                              Grand Duchy of Luxembourg

Mary E. Marsden Cochran       Fred Alger & Company,      Secretary and General
Secretary and General Counsel Incorporated               Counsel
                              30 Montgomery Street
                              Jersey City, NJ 07302

                              Alger Associates, Inc.     Secretary and General
                              75 Maiden Lane             Counsel

                              Alger Shareholder          Secretary and General
                              Services, Inc.             Counsel
                              30 Montgomery Street
                              Jersey City, N.J. 07302

                              Alger Properties, Inc.     Secretary
                              75 Maiden Lane
                              New York, NY 10038

                              Alger Life Insurance       Secretary
                              Agency, Inc.
                              75 Maiden Lane
                              New York, NY 10038

                                                       Registration Nos. 2-83538
                                                                        811-3728


                              Analysts Resources, Inc.   Secretary
                              75 Maiden Lane
                              New York, NY  10038

                              The Alger Fund             Secretary
                              75 Maiden Lane
                              New York, NY  10038

                              Castle Convertible         Secretary
                              Fund, Inc.
                              75 Maiden Lane
                              New York, NY  10038

                              Spectra Fund               Secretary
                              75 Maiden Lane
                              New York, NY  10038

                              The Alger American Fund    Secretary
                              75 Maiden Lane
                              New York, NY  10038

                              The Alger Retirement Fund  Secretary
                              75 Maiden Lane
                              New York, NY  10038

                              Fred Alger International   Secretary
                              Advisory, S.A.
                              11, rue Aldringen
                              L-1118 Luxemborg
                              Grand Duchy of Luxembourg

     (g) Davis Selected Advisers, L.P., the subadviser of the Venture Value Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

          Such subadviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk).

  Name and Office with
  Davis Selected              Name and Address of
  Advisers, L.P.              Other Affiliations         Nature of Connection
-----------------------------------------------------------------------------

Shelby M.C. Davis             Selected American          Director and President
Chairman and Majority         Shares, Inc.
Shareholder of the            124 East Marcy Street
General Partner               Santa Fe, NM 87501

                              Selected Special           Director and President
                              Shares, Inc.
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Selected Capital           Trustee and President
                              Preservation Trust
                              124 East Marcy Street
                              Santa Fe, NM 87501

                                                       Registration Nos. 2-83538
                                                                        811-3728


                              Davis Series, Inc.         Director and President
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis Tax-Free High        Director and President
                              Income Fund
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis High Income Fund     Director and President
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis New York Venture     Director and President
                              Fund, Inc.
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis International        Director and President
                              Series, Inc.
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis Venture              Director and Chairman
                              Advisers, Inc.
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Shelby Cullom Davis        Director and
                              Financial Consultants      Shareholder
                              70 Pine Street
                              New York, NY 10270

                              Fiduciary Trust Co.,       Consultant
                              International
                              2 World Trade Center
                              New York, NY 10048

Carolyn H. Spolidoro,         Davis New York Venture     Vice President
Vice President of the         Fund, Inc.
General Partner               124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis Series, Inc.         Vice President
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis High Income Fund     Vice President
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis Tax-Free High        Vice President
                              Income Fund
                              124 East Marcy Street
                              Santa Fe, NM 87501

                                                       Registration Nos. 2-83538
                                                                        811-3728


                              Davis Venture              Vice President
                              Advisers, Inc.
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis International        Vice President
                              Series, Inc.
                              124 East Marcy Street
                              Santa Fe, NM 87501

Eileen Street,                Davis New York Venture     Assistant Treasurer and
Senior Vice President and     Fund, Inc.                 Assistant Secretary
Secretary of the General      124 East Marcy Street
Partner                       Santa Fe, NM 87501

                              Davis Tax-Free High        Assistant Treasurer and
                              Income Fund                Assistant Secretary
                              124 East Marcy Street
                              Santa Fe, NM  87501

                              Davis Series, Inc.         Assistant Treasurer and
                              124 East Marcy Street      Assistant Secretary
                              Santa Fe, NM  87501

                              Davis High Income Fund     Assistant Treasurer and
                              124 East Marcy Street      Assistant Secretary
                              Santa Fe, NM 87501

                              Selected American          Assistant Treasurer and
                              Shares, Inc.               Assistant Secretary
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Selected Special Shares    Assistant Treasurer and
                              124 East Marcy Street      Assistant Secretary
                              Santa Fe, NM 87501

                              Davis International        Assistant Treasurer and
                              Services, Inc.             Assistant Secretary
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Selected Capital           Assistant Treasurer and
                              Preservation Trust         Assistant Secretary
                              124 East Marcy Street
                              Santa Fe, NM 87501

Andrew A. Davis,              Shelby Cullom Davis & Co.  Consultant
President of the              70 Pine Street
General Partner               New York, NY 10270

                              Capital Ideas, Inc.        Consultant
                              140 North Beach Road
                              Hobe Sound, FL 33475

                                                       Registration Nos. 2-83538
                                                                        811-3728


                              Davis Series, Inc.         Vice President
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis International        Vice President
                              Series, Inc.
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis Tax-Free High        Vice President
                              Income Fund
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis High Income Fund     Vice President
                              124 East Marcy Street
                              Santa Fe, NM 87501

                              Davis New York Venture     Vice President
                              Fund, Inc.
                              124 East Marcy Street
                              Santa Fe, NM 87501


(h) Salomon Brothers Asset Management Inc, the subadviser of Salomon Brothers U.S. Government Series and Salomon Brothers Strategic Bond Opportunities Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

    Such subadviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk).

  Name and Office with
  Salomon  Brothers           Name and Address of
  Asset Management Inc.       Other Affiliations         Nature of Connection
--------------------------------------------------------------------------------
Thomas W. Brock,              Salomon Brothers Inc       Managing Director
Chairman and Chief            7 World Trade Center
Executive Officer             New York, NY 10048

Vilas Gadkari,                Salomon Brothers Inc.      Managing Director
Director                      Victoria Plaza
                              111 Buckingham Palace Road
                              London SWIW05B England

                              Salomon Brothers           Managing Director
                              International Limited
                              Victoria Plaza
                              111 Buckingham Palace Road
                              London SW1W05B England

Rodney B. Berens              Salomon Brothers Inc       Managing Director
                              7 World Trade Center
                              New York, NY 10048

                                                       Registration Nos. 2-83538
                                                                        811-3728


                              Salomon Brothers           Managing Director
                              International Limited
                              Victoria Plaza
                              111 Buckingham Palace Road
                              London SW1W05B England

Richard J. Carbone,           Salomon Brothers Inc       Controller
Treasurer                     7 World Trade Center
                              New York, NY 10048

Michael S. Hyland,            Salomon Brothers Inc.      Managing Director
President                     7 World Trade Center
                              New York, NY 10048

                              Salomon Brothers Asset     Chairman
                              Management Limited*
                              7 World Trade Center
                              New York, NY 10048

James J. Lee,                 Salomon Brothers Inc       Director
Director                      7 World Trade Center
                              New York, NY 10048

Zachary Snow,                 Salomon Brothers Inc       Managing Director
Secretary                     7 World Trade Center
                              New York, NY 10048

(i) Morgan Stanley Asset Management Inc. ("MSAM"), the subadviser of Morgan Stanley International Magnum Equity Series, is a wholly-owned subsidiary of Morgan Stanley Group Inc. Which provides investment advice to a number of other registered investment companies and to other organizations and individuals.

     Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

  Name and Office with
  Morgan Stanley Asset        Name and Address of
  Management Inc.             Other Affiliations         Nature of Connection
-----------------------------------------------------------------------------
James M. Allwin,              None
Director

Barton M. Biggs,              None
Director

Gordon S. Gray,               None
Director

                                                       Registration Nos. 2-83538
                                                                        811-3728


Peter A. Nadosy,              None
Director

Dennis G. Sherva,             None
Director

Barton M. Biggs,              None
Chairman, Managing Director

Peter A. Nadosy,              None
Vice Chairman,
Managing Director

James M. Allwin,              None
President, Managing
Director

Eah Wan Chin,                 None
Managing Director
(MSAM)-Singapore

Robert A. Sargent,            None
Managing Director
(MSAM)-U.K.

Francine J. Bovich,           None
Managing Director


(j) Goldman Sachs Asset Management ("GSAM") the subadviser to the Goldman Sachs Midcap Value Series, is a wholly owned subsidiary of Goldman Sachs & Co. which provides investment advise to a number of other registered investment companies and to other individuals. Listed below are the officers and Directors of GSAM. The information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the Chairman, President and Directors during the last two years is incorporated by reference to Schedule A and D of Form ADV filed by GSAM pursuant to the Advisers Act (SEC File No. 801-______)

  Name and Office with        Name and Address of
  GSAM                        Other Affiliations         Nature of Connection
-----------------------------------------------------------------------------
 Jon S. Corzine
 Chief Executive Officer

 Robert J. Hurst
 Managing Director

 Henry M. Paulson, Jr.
 Chief Operating Officer

 John A. Thain
 Chief Financial Officer

                                                       Registration Nos. 2-83538
                                                                        811-3728

  John L. Thornton
  Managing Director

  Roy J. Zuckerburg
  Managing Director

Item 27. Principal Underwriters
         ----------------------
  (a) New England Securities Corporation also serves as principal underwriter for:

         New England Variable Life Separate Account
         New England Variable Annuity Fund I
         New England Life Retirement Investment Account
         New England Variable Account
         New England Variable Annuity Separate Account

  (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                          Positions and Officer's           Offices with
                Name                      Principal Underwriter             Registrant
                ----                      ---------------------             ------------
         Thomas W. McConnell**         President, Director and           None
                                       Chief Executive Officer

         Frederick K. Zimmermann*      Chairman of the Board,            Chairman of the
                                       Director                          Board, President
                                                                         and Trustee

         Michael E. Toland**           Vice President, Chief             None
                                       Financial Officer, Treasurer,
                                       Assistant Secretary, Assistant
                                       Clerk and Chief Financial
                                       Officer

         John Peruzzi**                Assistant Vice President and      None
                                       Controller

         Anne M. Goggin*               Vice President, General           Trustee
                                       Counsel, Secretary and Clerk

         Mark F. Greco**               Vice President and Chief          None
                                       Operating Officer

         Bradley Anderson**            Vice President and Chief          None
                                       Operating Officer

         Laura A. Hutner**             Vice President                    None

         Mitchell A. Karman*           Vice President                    None

         Robert F. Regan***            Vice President                    None

         Jonathan M. Rozek**           Vice President                    None

                                                       Registration Nos. 2-83538
                                                                        811-3728


         Larry Thiel                   Vice President                 None

         Robert E. Schneider*          Director                       None


*  Business Address: 501 Boylston Street, Boston, MA 02117
** Business Address: 399 Boylston Street, Boston, MA 02116
***Business Address: 500 Boylston Street, Boston, MA 02117

Item 28.  Location of Accounts and Records
          --------------------------------

          The following companies maintain possession of the documents required by the specified rules:

          (a)  Registrant
                 Rule 31a-1(a)(4)
                 Rule 31a-2(a)

          (b)  State Street Bank and Trust Company
               225 Franklin Street
               Boston, Massachusetts 02110

                 Rule 31a-1(a)
                 Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
                 Rule 31a-2(a)

          (c) For the Back Bay Advisors Money Market Series, the Back Bay Advisors Bond Income Series and the Back Bay Advisors Managed
               Series:

                 Back Bay Advisors, L.P.
                 399 Boylston Street
                 Boston, Massachusetts 02116

                 Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                      31a-1(f)
                 Rule 31a-2(a); 31a-2(e)

               For the Westpeak Growth and Income and Westpeak Stock Index
               Series:

                 Westpeak Investment Advisors, L.P.
                 1011 Walnut St. Suite 400
                 Boulder, Colorado  80302

                 Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                      31a-1(f)
                 Rule 31a-2(a); 31a-2(e)

               For the Loomis Sayles Small Cap and Loomis Sayles Balanced
               Series:

                 Loomis Sayles & Company, L.P.
                 One Financial Center
                 Boston, Massachusetts 02110

                                                       Registration Nos. 2-83538
                                                                        811-3728


                   Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                        31a-1(f)
                   Rule 31a-2(a); 31a-2(e)

     For the Morgan Stanley International Magnum Equity Series:

              Morgan Stanley Asset Management
              1221 Avenue of the Americas
              New York, New York 10021

              Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                   31a-1(f)
              Rule 31a-2(a); 31a-2(e)

     For the Salomon Brothers U. S. Government Series and the Salomon Brothers Strategic Bond Opportunities Series:

              Salomon Brothers Asset Management Inc.
              7 World Trade Center
              New York, New York 10048

              Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                   31a-1(f)
              Rule 31a-2(a); 31a-2(e)

     For the Davis Venture Value Series:

              Davis Selected Advisers, L.P.
              124 East Marcy Street
              Santa Fe, NM 87501

              Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                   31a-1(f)
              Rule 31a-2(a); 31a-2(e)

     For the Alger Equity Growth Series:

              Fred Alger Management, Inc.
              75 Maiden Lane
              New York, New York 10038

              Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                   31a-1(f)
              Rule 31a-2(a); 31a-2(e)

     For the MFS Investors Series and the MFS Research Managers Series:

              Massachusetts Financial Services Company
              501 Boylston Street
              Boston, Massachusetts  02116

              Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                   31a-1(f)
              Rule 31a-2(a); 31a-2(e)

                                                       Registration Nos. 2-83538
                                                                        811-3728


             For the Capital Growth Series:

                   Capital Growth Management Limited Partnership
                   One Financial Center
                   Boston, Massachusetts  02111

                   Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                        31a-1(f)
                   Rule 31a-2(a); 31a-2(e)

         (d) New England Securities Corporation
             399 Boylston Street
             Boston, Massachusetts 02116

                   Rule 31a-1(d)
                   Rule 31a-2(c)

Item 29. Management Services
         -------------------

         Not applicable.

Item 30. Undertakings
         ------------

         (a) The Registrant undertakes to provide the Fund's annual report to any person who receives a Fund prospectus and who requests the annual report.

                                    ********

A copy of the Agreement and Declaration of Trust establishing New England Zenith Fund is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement is executed on behalf of the Fund by officers of the Fund as officers and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Fund.

                                                       Registration Nos. 2-83538
                                                                        811-3728



                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Boston and the Commonwealth of Massachusetts on the tenth day of February, 1999.

                             New England Zenith Fund

                          By: FREDERICK K. ZIMMERMANN*
                             ------------------------
                             Frederick K. Zimmermann President


                         *By: /s/ ANNE GOGGIN
                             -----------------------------
                             Anne Goggin Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.


FREDERICK K. ZIMMERMANN*     Chairman of the Board;          February 10, 1999
------------------------     Chief Executive Officer;
Frederick K. Zimmermann      President and Trustee


    PETER DUFFY*                  Treasurer                  February 10, 1999
------------------------     Principal Financial and
    Peter Duffy                Accounting Officer


   JOHN J. ARENA*                 Trustee                    February 10, 1999
------------------------
   John J. Arena


   JOHN W. FLYNN*                 Trustee                    February 10, 1999
------------------------
   John W. Flynn


  /s/ ANNE GOGGIN                 Trustee                    February 10, 1999
------------------------
    Anne Goggin


  NANCY HAWTHORNE*                Trustee                    February 10, 1999
------------------------
  Nancy Hawthorne


  JOSEPH M. HINCHEY*              Trustee                    February 10, 1999
------------------------
  Joseph M. Hinchey

                                                       Registration Nos. 2-83538
                                                                        811-3728



 ROBERT B. KITTREDGE*             Trustee                    February 10, 1999
------------------------
 Robert B. Kittredge


   JOHN T. LUDES*                 Trustee                    February 10, 1999
------------------------
   John T. Ludes


  DALE ROGERS MARSHALL*           Trustee                    February 10, 1999
------------------------
  Dale Rogers Marshall




                                  *By: /s/ ANNE GOGGIN
                                  --------------------------
                                  Anne Goggin
                                  Attorney-in-Fact
                                  February 10, 1999

                                  EXHIBIT INDEX
                                  -------------


EXHIBIT
NUMBER                              EXHIBIT
------                              -------

d(3)(i) Form of Advisory Agreement between the Fund on behalf of MFS Investors Series and TNE Advisers, Inc.

d(3)(ii) Form of Advisory Agreement between the Fund on behalf of MFS Research Managers Series and TNE Advisers, Inc.

d(7) Sub-Advisory Agreement for the Morgan Stanley International Magnum Equity Series by and between TNE Advisers, Inc. and Morgan Stanley Asset Management Inc.

d(9)(i) Form of Sub-Advisory Agreement for the MFS Investor Series between TNE Advisers, Inc. and Massachusetts Financial Services Company

d(9)(ii) Form of Sub-Advisory Agreement for the MFS Research Managers Series between TNE Advisers, Inc. and Massachusetts Financial Services Company

h(6) Form of Expense Agreement by and between TNE Advisers, Inc. and the Fund.